UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 2.9%
28,861		Johnson Controls, Inc	$1,199,752

		TOTAL AUTOMOBILES & COMPONENTS	1,199,752

BANKS - 0.1%
1,423		SunTrust Banks, Inc	41,039

		TOTAL BANKS	41,039

CAPITAL GOODS - 12.7%
6,096		Boeing Co	450,677
6,844		Caterpillar, Inc	762,080
5,705		Cummins, Inc	625,382
15,728		Emerson Electric Co	918,987
5,565	*	Jacobs Engineering Group, Inc	286,208
4,334		Parker Hannifin Corp	410,343
6,917		Precision Castparts Corp	1,018,045
5,121		Roper Industries, Inc	442,762
3,648		United Technologies Corp	308,803

		TOTAL CAPITAL GOODS	5,223,287

CONSUMER DURABLES & APPAREL - 3.9%
19,657		Burberry Group plc	370,239
5,867		Jarden Corp	208,689
3,118		LVMH Moet Hennessy Louis Vuitton S.A.	493,699
5,186		Newell Rubbermaid, Inc	99,208
4,190		Phillips-Van Heusen Corp	272,476
2,146		Tupperware Corp	128,138

		TOTAL CONSUMER DURABLES & APPAREL	1,572,449

CONSUMER SERVICES - 4.3%
4,458		Darden Restaurants, Inc	219,022
9,454	*	Orient-Express Hotels Ltd (Class A)	116,946
65,600	*	Sands China Ltd	146,174
1,228		Sotheby’s (Class A)	64,593
18,113		Starbucks Corp	669,274
3,431		Starwood Hotels & Resorts Worldwide, Inc	199,410
2,491		Wynn Resorts Ltd	316,980

		TOTAL CONSUMER SERVICES	1,732,399

DIVERSIFIED FINANCIALS - 4.3%
2,069		BlackRock, Inc	415,890
14,446		Blackstone Group LP	258,294
14,997		Charles Schwab Corp	270,396
405		CME Group, Inc	122,128
11,672		JPMorgan Chase & Co	538,079
4,365		Lazard Ltd (Class A)	181,497

		TOTAL DIVERSIFIED FINANCIALS	1,786,284

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 10.3%
7,719		Anadarko Petroleum Corp	$632,341
10,330		Cenovus Energy, Inc	406,795
4,612	*	Concho Resources, Inc	494,868
8,242		Crescent Point Energy Corp	399,986
8,514		National Oilwell Varco, Inc	674,905
2,760		Occidental Petroleum Corp	288,392
5,293		Petroleo Brasileiro S.A. (ADR)	213,996
9,863		Schlumberger Ltd	919,823
4,792		Suncor Energy, Inc (NY)	214,873

		TOTAL ENERGY	4,245,979

FOOD & STAPLES RETAILING - 1.4%
7,607		Costco Wholesale Corp	557,745

		TOTAL FOOD & STAPLES RETAILING	557,745

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
3,425	*	Cerner Corp	380,860
3,246	*	Edwards Lifesciences Corp	282,402
13,651	*	Hologic, Inc	303,052
2,232	*	Intuitive Surgical, Inc	744,283

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,710,597

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
6,915		Estee Lauder Cos (Class A)	666,329

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	666,329

INSURANCE - 0.3%
2,657		Metlife, Inc	118,848

		TOTAL INSURANCE	118,848

MATERIALS - 7.0%
563		CF Industries Holdings, Inc	77,013
5,452		Christian Hansen Holding	123,649
14,197		Dow Chemical Co	535,937
5,052		Freeport-McMoRan Copper & Gold, Inc (Class B)	280,639
17,720		Monsanto Co	1,280,447
4,200		Walter Energy, Inc	568,806

		TOTAL MATERIALS	2,866,491

MEDIA - 4.5%
35,744		Interpublic Group of Cos, Inc	449,302
7,879		Viacom, Inc (Class B)	366,531
23,677		Walt Disney Co	1,020,242

		TOTAL MEDIA	1,836,075

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
1,484	*	Agilent Technologies, Inc	66,454
8,570		Allergan, Inc	608,641
9,725	*	Gilead Sciences, Inc	412,729
2,583		Novo Nordisk AS (ADR)	323,469
13,401		Warner Chilcott plc	311,975
13,736	*	Watson Pharmaceuticals, Inc	769,354

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,492,622

RETAILING - 3.8%
5,115	*	Amazon.com, Inc	921,365
1,852	*	NetFlix, Inc	439,535
432	*	Priceline.com, Inc	218,782

		TOTAL RETAILING	1,579,682

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
9,279		Broadcom Corp (Class A)	$365,406
27,286	*	Micron Technology, Inc	312,698
12,050	*	ON Semiconductor Corp	118,934

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	797,038

SOFTWARE & SERVICES - 15.4%
11,128	*	Akamai Technologies, Inc	422,864
9,049	*	Autodesk, Inc	399,151
7,317	*	Baidu, Inc (ADR)	1,008,356
2,896	*	Google, Inc (Class A)	1,697,663
23,227	*	Intuit, Inc	1,233,353
700		Nintendo Co Ltd	190,337
13,213	*	Nuance Communications, Inc	258,446
18,175	*	Red Hat, Inc	824,963
4,963		Visa, Inc (Class A)	365,376

		TOTAL SOFTWARE & SERVICES	6,400,509

TECHNOLOGY HARDWARE & EQUIPMENT - 13.2%
1,142	*	Acme Packet, Inc	81,036
5,647	*	Apple, Inc	1,967,698
15,531	*	EMC Corp	412,348
26,136	*	Juniper Networks, Inc	1,099,803
4,030	*	NetApp, Inc	194,165
14,204	*	Polycom, Inc	736,477
16,673		Qualcomm, Inc	914,181

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,405,708

TRANSPORTATION - 1.3%
10,507	*	Swift Transportation Co, Inc	154,453
5,223		United Parcel Service, Inc (Class B)	388,173

		TOTAL TRANSPORTATION	542,626

		TOTAL COMMON STOCKS (Cost $34,385,418)	40,775,459

		TOTAL INVESTMENTS - 99.1%
		(Cost $34,385,418)	40,775,459
		OTHER ASSETS & LIABILITIES, NET - 0.9%	384,297

		NET ASSETS - 100.0%	$41,159,756

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 0.6%
4,026		Autoliv, Inc	$298,850
3,339	*	Visteon Corp	208,654

		TOTAL AUTOMOBILES & COMPONENTS	507,504

BANKS - 4.4%
4,710	*	CIT Group, Inc	200,411
5,208	*	First Republic Bank	160,979
9,931		PNC Financial Services Group, Inc	625,554
9,290		SunTrust Banks, Inc	267,924
12,257		US Bancorp	323,953
51,299		Wells Fargo & Co	1,626,177
11,311		Zions Bancorporation	260,832

		TOTAL BANKS	3,465,830

CAPITAL GOODS - 8.5%
3,473		Ametek, Inc	152,360
2,421	*	Babcock & Wilcox Co	80,813
6,139		Caterpillar, Inc	683,578
33,520	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	85,927
7,559		Dover Corp	496,929
9,380		Eaton Corp	520,027
13,962	*	FIAT Industrial S.p.A.	200,442
66,113		General Electric Co	1,325,566
7,045		Goodrich Corp	602,559
3,843		Harsco Corp	135,619
15,871		Honeywell International, Inc	947,657
4,333		KBR, Inc	163,657
3,846		Paccar, Inc	201,338
3,393		Precision Castparts Corp	499,382
11,430		Textron, Inc	313,068
2,972		TransDigm Group, Inc	249,143

		TOTAL CAPITAL GOODS	6,658,065

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
6,826	*	Stericycle, Inc	605,261

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	605,261

CONSUMER DURABLES & APPAREL - 2.7%
4,207	*	Deckers Outdoor Corp	362,434
24,403		DR Horton, Inc	284,295
2,236	*	Fossil, Inc	209,401
11,903		Jarden Corp	423,390
1,383	*	Lululemon Athletica, Inc	123,156
5,939		Newell Rubbermaid, Inc	113,613
4,354		Stanley Works	333,516
4,511	*	Tempur-Pedic International, Inc	228,527

		TOTAL CONSUMER DURABLES & APPAREL	2,078,332

CONSUMER SERVICES - 1.8%
850	*	Chipotle Mexican Grill, Inc (Class A)	231,515
4,815		McDonald’s Corp	366,373
15,591	*	Orient-Express Hotels Ltd (Class A)	192,861
16,386		Starbucks Corp	605,462

		TOTAL CONSUMER SERVICES	1,396,211

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 7.4%
27,508		Blackstone Group LP	$491,843
153,824	*	Citigroup, Inc	679,902
1,705		CME Group, Inc	514,143
17,385		Discover Financial Services	419,326
17,835	*	E*Trade Financial Corp	278,761
4,479		Goldman Sachs Group, Inc	709,787
40,085		JPMorgan Chase & Co	1,847,918
8,470		Lazard Ltd (Class A)	352,183
11,745		Moody’s Corp	398,273
4,041		Raymond James Financial, Inc	154,528

		TOTAL DIVERSIFIED FINANCIALS	5,846,664

ENERGY - 11.7%
9,274		Anadarko Petroleum Corp	759,726
6,241		Baker Hughes, Inc	458,277
3,242		BG Group plc	80,484
6,986		Cenovus Energy, Inc	275,109
2,458	*	Concho Resources, Inc	263,743
4,637	*	Devon Energy Corp	425,537
18,465		El Paso Corp	332,370
38,603		Exxon Mobil Corp	3,247,671
4,396	*	Forest Oil Corp	166,301
15,098		Halliburton Co	752,483
9,994		Marathon Oil Corp	532,780
4,876		National Oilwell Varco, Inc	386,521
9,934		Occidental Petroleum Corp	1,038,004
4,770		Petroleo Brasileiro S.A. (ADR)	192,851
1,651		Saipem S.p.A.	87,708
1,724		Suncor Energy, Inc (NY)	77,304
4,069		Valero Energy Corp	121,338

		TOTAL ENERGY	9,198,207

FOOD & STAPLES RETAILING - 1.4%
5,759		Costco Wholesale Corp	422,250
6,039	*	United Natural Foods, Inc	270,668
5,661		Whole Foods Market, Inc	373,060

		TOTAL FOOD & STAPLES RETAILING	1,065,978

FOOD BEVERAGE & TOBACCO - 6.9%
23,880		Coca-Cola Co	1,584,439
1,573		Corn Products International, Inc	81,513
5,284		Diamond Foods, Inc	294,847
15,936		General Mills, Inc	582,460
5,529		Groupe Danone	360,845
6,100	*	Hansen Natural Corp	367,403
4,933		Hershey Co	268,109
4,534		InBev NV	258,491
4,076		Lorillard, Inc	387,261
18,458		Philip Morris International, Inc	1,211,398
1,151		Remy Cointreau S.A.	86,703

		TOTAL FOOD BEVERAGE & TOBACCO	5,483,469

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
2,750	*	Cerner Corp	$305,800
2,407		Cooper Cos, Inc	167,166
7,336	*	Coventry Health Care, Inc	233,945
3,144	*	Edwards Lifesciences Corp	273,528
9,200	*	Express Scripts, Inc	511,612
7,599	*	HCA HOLDINGS,Inc	257,378
14,926	*	Hologic, Inc	331,357
5,907	*	Humana, Inc	413,136
6,300		McKesson Corp	498,015
1,688	*	Mettler-Toledo International, Inc	290,336
17,658		UnitedHealth Group, Inc	798,141

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,080,414

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,442		Estee Lauder Cos (Class A)	524,391
2,721		Herbalife Ltd	221,381
15,169		Procter & Gamble Co	934,410

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,680,182

INSURANCE - 2.2%
11,084		ACE Ltd	717,135
6,914		Metlife, Inc	309,263
10,825		Prudential Financial, Inc	666,604

		TOTAL INSURANCE	1,693,002

MATERIALS - 3.8%
6,413		Barrick Gold Corp	332,899
2,066		CF Industries Holdings, Inc	282,608
8,778		Christian Hansen Holding	199,081
8,159		Dow Chemical Co	308,002
12,880		Du Pont (E.I.) de Nemours & Co	708,013
3,993		Eastman Chemical Co	396,585
4,692		Freeport-McMoRan Copper & Gold, Inc (Class B)	260,641
8,299		Huntsman Corp	144,237
18,468	*	Louisiana-Pacific Corp	193,914
1,617		Walter Energy, Inc	218,990

		TOTAL MATERIALS	3,044,970

MEDIA - 2.8%
18,916		Comcast Corp (Class A)	467,604
8,033		Scripps Networks Interactive (Class A)	402,373
15,617		Viacom, Inc (Class B)	726,503
13,526		Walt Disney Co	582,835

		TOTAL MEDIA	2,179,315

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
4,945		Allergan, Inc	$351,194
11,121		Biovail Corp	553,937
24,688		Bristol-Myers Squibb Co	652,504
11,388	*	Human Genome Sciences, Inc	312,600
18,546	*	Mylan Laboratories, Inc	420,438
1,928		Novo Nordisk AS (Class B)	242,123
4,398		PerkinElmer, Inc	115,535
81,801		Pfizer, Inc	1,661,378
3,949	*	Pharmasset, Inc	310,826
10,260		Shire Ltd	297,821
4,298	*	United Therapeutics Corp	288,052
19,624		Warner Chilcott plc	456,847
11,863	*	Watson Pharmaceuticals, Inc	664,447

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,327,702

RETAILING - 3.2%
2,271	*	Amazon.com, Inc	409,075
4,433	*	Bed Bath & Beyond, Inc	213,981
12,431		Foot Locker, Inc	245,139
21,564		Home Depot, Inc	799,162
69	*	L’ Occitane International S.A.	170
15,536		Macy’s, Inc	376,903
39,942	*	New Carphone Warehouse plc	233,233
3,631		Tiffany & Co	223,089

		TOTAL RETAILING	2,500,752

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
33,876		ARM Holdings plc	314,345
23,082	*	Micron Technology, Inc	264,520
23,750	*	ON Semiconductor Corp	234,413
14,704	*	Skyworks Solutions, Inc	476,703

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,289,981

SOFTWARE & SERVICES - 10.6%
5,486	*	Akamai Technologies, Inc	208,468
9,247	*	Amdocs Ltd	266,776
5,047	*	BMC Software, Inc	251,038
8,289	*	Electronic Arts, Inc	161,884
2,402	*	Google, Inc (Class A)	1,408,077
7,863		International Business Machines Corp	1,282,219
1,228		Mastercard, Inc (Class A)	309,112
3,226	*	Micros Systems, Inc	159,461
31,741		Microsoft Corp	804,952
879	*	MicroStrategy, Inc (Class A)	118,208
15,398	*	Monster Worldwide, Inc	244,828
34,866		Oracle Corp	1,163,478
2,112	*	Sina Corp	226,068
37,789	*	Symantec Corp	700,608
6,690	*	Teradata Corp	339,183
4,903	*	VeriFone Holdings, Inc	269,420
24,355	*	Yahoo!, Inc	405,511

		TOTAL SOFTWARE & SERVICES	8,319,291

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
7,101	*	Apple, Inc	$2,474,344
22,415		Cisco Systems, Inc	384,417
13,170	*	EMC Corp	349,664
9,637		Hewlett-Packard Co	394,828
25,163	*	JDS Uniphase Corp	524,397
5,538	*	Polycom, Inc	287,145
21,275		Qualcomm, Inc	1,166,509
3,580	*	SanDisk Corp	165,002
3,851	*	Western Digital Corp	143,604

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,889,910

TELECOMMUNICATION SERVICES - 2.8%
6,661	*	American Tower Corp (Class A)	345,173
78,320		Qwest Communications International, Inc	534,926
32,147		Verizon Communications, Inc	1,238,945
18,336	*	Vonage Holdings Corp	83,612

		TOTAL TELECOMMUNICATION SERVICES	2,202,656

TRANSPORTATION - 2.6%
6,047		Con-Way, Inc	237,587
40,854	*	JetBlue Airways Corp	256,155
9,045	*	Kansas City Southern Industries, Inc	492,500
14,769		United Parcel Service, Inc (Class B)	1,097,632

		TOTAL TRANSPORTATION	2,083,874

UTILITIES - 0.7%
2,914		ITC Holdings Corp	203,689
22,825		NV Energy, Inc	339,864

		TOTAL UTILITIES	543,553

		TOTAL COMMON STOCKS (Cost $67,998,257)	78,141,123

		TOTAL INVESTMENTS - 99.4% (Cost $67,998,257)	78,141,123
		OTHER ASSETS & LIABILITIES, NET - 0.6%	440,306

		NET ASSETS - 100.0%	$78,581,429

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.0%
CHINA - 3.7%
900,432	Asian Citrus Holdings Ltd	$1,000,770
1,206,734 *	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	3,093,414

	TOTAL CHINA	4,094,184

FINLAND - 2.1%
68,119	Fortum Oyj	2,312,736

	TOTAL FINLAND	2,312,736

FRANCE - 4.6%
22,003	BNP Paribas	1,608,522
47,824	Compagnie de Saint-Gobain	2,924,704
12,359 *	Peugeot S.A.	487,581
404	Societe Generale	26,242

	TOTAL FRANCE	5,047,049

GERMANY - 22.9%
111,343	Bayer AG.	8,602,679
34,992	Deutsche Boerse AG.	2,649,067
64,008	Henkel KGaA (Preference)	3,961,866
102,365	Lanxess AG.	7,672,063
21,984	Rheinmetall AG.	1,818,824

	TOTAL GERMANY	24,704,499

HONG KONG - 5.1%
1,001,041	Li & Fung Ltd	5,119,313
426,000	Trinity Ltd	395,694

	TOTAL HONG KONG	5,515,007

INDIA - 4.0%
107,736	Crompton Greaves Ltd	659,252
68,674	HDFC Bank Ltd	3,613,650

	TOTAL INDIA	4,272,902

IRELAND - 0.6%
51,794 *	Smurfit Kappa Group plc	656,952

	TOTAL IRELAND	656,952

ITALY - 0.5%
9,697	Saipem S.p.A.	515,145

	TOTAL ITALY	515,145

JAPAN - 15.7%
43,100	Aeon Credit Service Co Ltd	594,412
2,370	Canon, Inc	101,933
500	Daikin Industries Ltd	14,957
1,172	Denso Corp	38,975
850 *	Fanuc Ltd	128,483
233,000 *	Hitachi Ltd	1,212,900
4,003	Kao Corp	99,883
3,280	Komatsu Ltd	111,276
3,443	Mitsubishi Corp	95,469
24,016	Mitsubishi Electric Corp	282,634
146,000	Mitsubishi Heavy Industries Ltd	670,836
128,753	Mitsubishi UFJ Financial Group, Inc	593,250
6,260	Mitsubishi UFJ Lease & Finance Co Ltd	251,107
46,000	Mitsui & Co Ltd	823,578

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

7,000		Mitsui Trust Holdings, Inc	$24,799
225,000		Nippon Electric Glass Co Ltd	3,188,783
850		Nitto Denko Corp	45,040
2,950	*	NOK Corp	52,464
6,553	*	Nomura Holdings, Inc	33,872
125,000		NTN Corp	599,723
2,592	*	ORIX Corp	242,957
54,700		Shin-Etsu Chemical Co Ltd	2,722,437
2,850	*	Sony Corp	90,904
7,650		Sumitomo Corp	109,328
11,500		Sumitomo Metal Industries Ltd	25,708
3,200		Sumitomo Metal Mining Co Ltd	55,011
6,553		Sumitomo Mitsui Financial Group, Inc	203,309
3,000		Suruga Bank Ltd	26,647
575		T&D Holdings, Inc	14,167
621,000		Teijin Ltd	2,778,287
25,900		THK Co Ltd	648,975
68,100		Ushio, Inc	1,331,882

		TOTAL JAPAN	17,213,986

MACAU - 2.4%
1,145,609	*	Sands China Ltd	2,552,711

		TOTAL MACAU	2,552,711

NETHERLANDS - 0.1%
1,804		Royal Dutch Shell plc (A Shares)	65,437

		TOTAL NETHERLANDS	65,437

SWEDEN - 7.7%
53,005		Alfa Laval AB	1,151,338
80,584		Assa Abloy AB (Class B)	2,315,743
165,158		SKF AB (B Shares)	4,803,126

		TOTAL SWEDEN	8,270,207

SWITZERLAND - 14.2%
71,303		Adecco S.A.	4,680,730
4,653		Burckhardt Compression Holding AG.	1,463,289
7,508		Credit Suisse Group	318,491

2,857		Givaudan S.A.	2,873,029
17,613		Holcim Ltd	1,323,780
34,401		Tecan Group AG.	2,713,503
113,586	*	UBS AG. (Switzerland)	2,043,421

		TOTAL SWITZERLAND	15,416,243

TAIWAN - 0.9%
287,000		Formosa Plastics Corp	1,009,114

		TOTAL TAIWAN	1,009,114

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

UNITED KINGDOM - 13.5%
492,860	ICAP plc	$4,171,026
39,065	Pearson plc	690,131
95,757	Reckitt Benckiser Group plc	4,915,245
200,746	Smiths Group plc	4,171,947
34,251	Tullow Oil plc	794,782

	TOTAL UNITED KINGDOM	14,743,131

	TOTAL COMMON STOCKS (Cost $96,601,262)	106,389,303

	TOTAL INVESTMENTS - 98.0% (Cost $96,601,262)	106,389,303
	OTHER ASSETS & LIABILITIES, NET - 2.0%	2,172,860

	NET ASSETS - 100.0%	$108,562,163

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUE BY SECTOR (unaudited)

March 31, 2011

	VALUE	% OF NET ASSETS
SECTOR
INDUSTRIALS	$31,899,508	29.3%
MATERIALS	19,161,421	17.8
FINANCIALS	16,414,939	15.0
HEALTH CARE	11,316,182	10.4
CONSUMER STAPLES	9,977,764	9.2
CONSUMER DISCRETIONARY	9,427,773	8.7
INFORMATION TECHNOLOGY	4,503,616	4.2
UTILITIES	2,312,736	2.1
ENERGY	1,375,364	1.3
OTHER ASSETS & LIABILITIES, NET	2,172,860	2.0

NET ASSETS	$108,562,163	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.1%
42,030	*	American Axle & Manufacturing Holdings, Inc	$529,157
3,824	*	Visteon Corp	238,962

		TOTAL AUTOMOBILES & COMPONENTS	768,119

BANKS - 6.1%
17,357		First Horizon National Corp	194,572
49,039		Huntington Bancshares, Inc	325,619
4,880	*	MGIC Investment Corp	43,383
7,556		PNC Financial Services Group, Inc	475,952
11,552		SunTrust Banks, Inc	333,160
20,947		US Bancorp	553,629
62,828		Wells Fargo & Co	1,991,648
9,833		Zions Bancorporation	226,749

		TOTAL BANKS	4,144,712

CAPITAL GOODS - 9.1%
10,153		Boeing Co	750,611
16,727		CAE, Inc	222,222
12,186		Danaher Corp	632,453
31,908	*	FIAT Industrial S.p.A.	458,079
62,623		General Electric Co	1,255,591
1,349		Goodrich Corp	115,380
9,353		Harsco Corp	330,067
8,093		Honeywell International, Inc	483,233
3,909		L-3 Communications Holdings, Inc	306,114
40,733		Masco Corp	567,003
4,199		SPX Corp	333,359
13,221		Textron, Inc	362,123
22,724	*	USG Corp	378,582

		TOTAL CAPITAL GOODS	6,194,817

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
9,746	*	Accor Services	294,127
11,206		Republic Services, Inc	336,629
70		Waste Connections, Inc	2,015

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	632,771

CONSUMER DURABLES & APPAREL - 2.2%
9,380		Jarden Corp	333,647
12,890		Newell Rubbermaid, Inc	246,586
126,279	*	Pulte Homes, Inc	934,464

		TOTAL CONSUMER DURABLES & APPAREL	1,514,697

CONSUMER SERVICES - 1.2%
28,767	*	Orient-Express Hotels Ltd (Class A)	355,848
2,376		Sotheby’s (Class A)	124,978
4,055	*	WMS Industries, Inc	143,344
73,200		Wynn Macau Ltd	204,255

		TOTAL CONSUMER SERVICES	828,425

DIVERSIFIED FINANCIALS - 10.1%
18,647		AMMB Holdings BHD	39,932
6,836	*	Apollo Management LP	123,048
120,195		Bank of America Corp	1,602,200
5,497		Bank of New York Mellon Corp	164,195
680		BlackRock, Inc	136,687
30,707		Blackstone Group LP	549,041
220,315	*	Citigroup, Inc	973,792

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

462		CME Group, Inc	$139,316
10,561		Discover Financial Services	254,731
13,915	*	E*Trade Financial Corp	217,491
4,309		Goldman Sachs Group, Inc	682,848
25,164		JPMorgan Chase & Co	1,160,061
10,602		Legg Mason, Inc	382,626
4,632		Morgan Stanley	126,546
4,641		State Street Corp	208,567
5,338		Utilities Select Sector SPDR F	170,282

		TOTAL DIVERSIFIED FINANCIALS	6,931,363

ENERGY - 11.8%
6,343		Anadarko Petroleum Corp	519,619
4,362		Apache Corp	571,073
4,243		Baker Hughes, Inc	311,563
2,886		Cabot Oil & Gas Corp	152,871
8,460		Cenovus Energy, Inc	333,155
832		Chesapeake Energy Corp	27,889
10,961		Chevron Corp	1,177,539
17,139	*	Cobalt International Energy, Inc	288,107
2,339	*	Concho Resources, Inc	250,975
5,923	*,g,m	Crescent Point Energy Corp 144A	287,444
4,713	*	Denbury Resources, Inc	114,997
1,457	*	Devon Energy Corp	133,709
11,493		El Paso Corp	206,874
7,902		Ensco International plc (ADR)	457,052
1,819		Exxon Mobil Corp	153,032
321	*	Kinder Morgan, Inc	9,514
8,525		Marathon Oil Corp	454,468
8,482		Occidental Petroleum Corp	886,284
1,859		Questar Market Resources, Inc	75,364
119		Southern Union Co	3,406
2,479	*	Southwestern Energy Co	106,523
339		Spectra Energy Corp	9,214
10,579		Suncor Energy, Inc (NY)	474,362
28,032	*	Weatherford International Ltd	633,523
6,230	*	Western Refining, Inc	105,599
7,081		Williams Cos, Inc	220,786

		TOTAL ENERGY	7,964,942

FOOD & STAPLES RETAILING - 1.7%
20,879		CVS Corp	716,568
7,060		Kroger Co	169,228
5,801		Wal-Mart Stores, Inc	301,942

		TOTAL FOOD & STAPLES RETAILING	1,187,738

FOOD BEVERAGE & TOBACCO - 4.6%
5,646		Altria Group, Inc	146,965
3,317		Coca-Cola Co	220,083
10,596		General Mills, Inc	387,284
27,668		Kraft Foods, Inc (Class A)	867,668
1,300		Lorillard, Inc	123,513
18,286		PepsiCo, Inc	1,177,802
2,860		Remy Cointreau S.A.	215,440

		TOTAL FOOD BEVERAGE & TOBACCO	3,138,755

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
123,261	*	Boston Scientific Corp	886,246
9,040	*	HCA HOLDINGS,Inc	306,185
28,993	*	Hologic, Inc	643,645
1,626		Quest Diagnostics, Inc	93,853
20,750		UnitedHealth Group, Inc	937,900

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,867,829

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
24,387		Procter & Gamble Co	$1,502,239
4,664		Reckitt Benckiser Group plc	239,405

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,741,644

INSURANCE - 6.4%
6,347		ACE Ltd	410,651
39	*	Aegon NV	293
108,000	*	AIA Group Ltd	332,453
13,156		Allstate Corp	418,098
5,031		Axis Capital Holdings Ltd	175,683
4,053		Chubb Corp	248,489
9,862	*	Genworth Financial, Inc (Class A)	132,743
5,608		Lincoln National Corp	168,464
2,103		Max Capital Group Ltd	46,981
28,036		Metlife, Inc	1,254,049
1,983		PartnerRe Ltd	157,133
11,917		Prudential Financial, Inc	733,849
2,280		RenaissanceRe Holdings Ltd	157,297
722		Transatlantic Holdings, Inc	35,140

		TOTAL INSURANCE	4,271,323

MATERIALS - 3.0%
3,160		Ashland, Inc	182,522
10,447		Dow Chemical Co	394,374
9,322	*	Ferro Corp	154,652
9,378	*	Georgia Gulf Corp	346,986
243		PolyOne Corp	3,453
2,080		Schnitzer Steel Industries, Inc (Class A)	135,221
6,247		Sonoco Products Co	226,329
12,000		Teijin Ltd	53,687
3,180		Walter Energy, Inc	430,667
4,070	*	WR Grace & Co	155,840

		TOTAL MATERIALS	2,083,731

MEDIA - 3.0%
19,118		Comcast Corp (Class A)	472,597
3,830		DISH Network Corp (Class A)	93,299
12,148		News Corp (Class A)	213,319
9,672		Viacom, Inc (Class B)	449,941
19,750		Walt Disney Co	851,028

		TOTAL MEDIA	2,080,184

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
19	*	Affymax, Inc	112
2,827	*	Amgen, Inc	151,103
45,413	*	Biovitrum AB	207,387
14,693		Johnson & Johnson	870,560
6,100		Lonza Group AG.	510,715
12,261		Merck & Co, Inc	404,736
104,327		Pfizer, Inc	2,118,881
5,911		Sanofi-Aventis S.A. (ADR)	208,185
10,551	*	Vanda Pharmaceuticals, Inc	76,917
15,884		Warner Chilcott plc	369,780
11,415	*	Watson Pharmaceuticals, Inc	639,354

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,557,730

REAL ESTATE - 1.7%
330		Boston Properties, Inc	31,301
41,731		Chimera Investment Corp	165,255
4,051		General Growth Properties, Inc	62,709
15,580		Kimco Realty Corp	285,737
1,061		Plum Creek Timber Co, Inc	46,270
2,361		Rayonier, Inc	147,114

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

657		Regency Centers Corp	$28,566
303		Simon Property Group, Inc	32,469
2,248		SL Green Realty Corp	169,050
5,702		Starwood Property Trust, Inc	127,155
47,670	*	Unitech Corporate Parks plc	20,456
661		Vornado Realty Trust	57,838

		TOTAL REAL ESTATE	1,173,920

RETAILING - 1.2%
20,972		Lowe’s Cos, Inc	554,290
6,092	*	Talbots, Inc	36,796
7,434	*	Urban Outfitters, Inc	221,756

		TOTAL RETAILING	812,842

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
561	*	Inphi Corp	11,787
13,775		Intel Corp	277,842
22,194	*	Micron Technology, Inc	254,343
56,055	*	RF Micro Devices, Inc	359,312
474,266		Solomon Systech International Ltd	26,509
7,593	*	Spansion, Inc	141,761

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,071,554

SOFTWARE & SERVICES - 5.1%
3,005	*	Alliance Data Systems Corp	258,099
49,825	*	AOL, Inc	973,082
9,530	*	Autonomy Corp plc	242,848
3,530		DST Systems, Inc	186,455
19,702	*	eBay, Inc	611,550
212	*	Fortinet, Inc	9,328
2,586		Global Payments, Inc	126,507
30,420		Microsoft Corp	771,451
18,350	*	Yahoo!, Inc	305,528

		TOTAL SOFTWARE & SERVICES	3,484,848

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
44,137	*	Alcatel-Lucent (ADR)	256,436
13,067	*	AU Optronics Corp (ADR)	114,728
3,724	*	Ciena Corp	96,675
4,529		Corning, Inc	93,433
15,000	*	Hitachi Ltd	78,084
5,142	*	JDS Uniphase Corp	107,159
2,783	*	Motorola Mobility Holdings, Inc	67,905
3,180	*	Motorola, Inc	142,114
44		Qualcomm, Inc	2,413
24,613	*	Seagate Technology, Inc	354,427
31,457	*	Smart Technologies, Inc (Class A)	321,176
2,809	*	Western Digital Corp	104,748
42,705		Xerox Corp	454,808

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,194,106

TELECOMMUNICATION SERVICES - 4.6%
38,253		AT&T, Inc	1,170,542
6,740		Frontier Communications Corp	55,403
37,325		Qwest Communications International, Inc	254,930
100,826	*	Sprint Nextel Corp	467,833
31,422		Verizon Communications, Inc	1,211,003

		TOTAL TELECOMMUNICATION SERVICES	3,159,711

TRANSPORTATION - 1.2%
6,414		Con-Way, Inc	252,006
16,853	*	Swift Transportation Co, Inc	247,739
16,912		UTI Worldwide, Inc	342,299

		TOTAL TRANSPORTATION	842,044

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 5.0%
3,665		American Electric Power Co, Inc	$128,788
18,012		Centerpoint Energy, Inc	316,291
11,303		Constellation Energy Group, Inc	351,862
730		Entergy Corp	49,063
8,394		FirstEnergy Corp	311,334
4,064		NextEra Energy, Inc	224,008
9,043		NV Energy, Inc	134,650
5,098		PG&E Corp	225,230
9,210		PPL Corp	233,013
21,042		Public Service Enterprise Group, Inc	663,032
1,859		Questar Corp	32,440
172,674	*	RRI Energy, Inc	657,888
1,383		Sempra Energy	73,991
2,031		Xcel Energy, Inc	48,521

		TOTAL UTILITIES	3,450,111

		TOTAL COMMON STOCKS (Cost $61,874,315)	68,097,916

		TOTAL INVESTMENTS - 99.8% (Cost $61,874,315)	68,097,916
		OTHER ASSETS & LIABILITIES, NET - 0.2%	128,186

		NET ASSETS - 100.0%	$68,226,102

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to 287,444 or 0.42% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.7%
12,761		Cooper Tire & Rubber Co	$328,596
20,689	*	Dana Holding Corp	359,781
18,781	*	Exide Technologies	209,972
3,382		Standard Motor Products, Inc	46,773
4,826		Superior Industries International, Inc	123,739
3,701	*	Tower International, Inc	62,658

		TOTAL AUTOMOBILES & COMPONENTS	1,131,519

BANKS - 5.5%
1,090		1st Source Corp	21,844
1,720		Berkshire Hills Bancorp, Inc	35,862
5,794		Brookline Bancorp, Inc	61,011
680		Cathay General Bancorp	11,594
580		Century Bancorp, Inc	15,527
2,200		Chemical Financial Corp	43,846
900		City Holding Co	31,824
3,457		Columbia Banking System, Inc	66,271
1,792		Community Bank System, Inc	43,492
3,844		CVB Financial Corp	35,788
3,160		Dime Community Bancshares	46,642
10,872		East West Bancorp, Inc	238,748
1,110	*	First Defiance Financial Corp	15,818
8,705		First Financial Bancorp	145,286
1,408		First Financial Bankshares, Inc	72,329
1,500		First Interstate Bancsystem, Inc	20,400
670		First Merchants Corp	5,541
11,281		FirstMerit Corp	192,454
12,030		FNB Corp	126,796
2,959		Hancock Holding Co	97,174
790		IBERIABANK Corp	47,503
612		Independent Bank Corp	16,530
5,843		International Bancshares Corp	107,161
1,795		Lakeland Bancorp, Inc	18,632
1,723		MainSource Financial Group, Inc	17,247
4,643		National Penn Bancshares, Inc	35,937
2,342		NBT Bancorp, Inc	53,374
9,262		NewAlliance Bancshares, Inc	137,448
13,121		Northwest Bancshares, Inc	164,537
100	*	Pinnacle Financial Partners, Inc	1,654
3,942		Prosperity Bancshares, Inc	168,599
8,948		Provident Financial Services, Inc	132,430
12,409		Radian Group, Inc	84,505
1,021		Republic Bancorp, Inc (Class A)	19,889
641		SCBT Financial Corp	21,332

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

959	*	Signature Bank	$54,088
1,640		Simmons First National Corp (Class A)	44,428
1,901	*	Southwest Bancorp, Inc	26,975
1,517		Sterling Bancorp	15,185
3,060	*	Sun Bancorp, Inc	10,649
5,431		Susquehanna Bancshares, Inc	50,780
6,344	*	SVB Financial Group	361,163
1,730	*	The Bancorp, Inc	15,968
1,310		Trico Bancshares	21,366
900		Trustmark Corp	21,078
4,685		UMB Financial Corp	175,008
3,170		Umpqua Holdings Corp	36,265
610		Union Bankshares Corp	6,863
2,182		United Financial Bancorp, Inc	36,025
810		WesBanco, Inc	16,775
13,316	*	Western Alliance Bancorp	109,458
3,645		Wilshire Bancorp, Inc	17,861
5,915		Wintrust Financial Corp	217,375

		TOTAL BANKS	3,592,335

CAPITAL GOODS - 9.9%
2,110		A.O. Smith Corp	93,557
3,252	*	AAR Corp	90,145
7,560		Actuant Corp (Class A)	219,240
1,860		Alamo Group, Inc	51,057
3,820	*	Altra Holdings, Inc	90,228
1,200		Ameron International Corp	83,748
2,136		Ampco-Pittsburgh Corp	58,911
4,320		Apogee Enterprises, Inc	56,981
8,167		Applied Industrial Technologies, Inc	271,634
905	*	Astec Industries, Inc	33,747
5,491	*	Beacon Roofing Supply, Inc	112,401
2,300		Belden CDT, Inc	86,365
9,063	*	Blount International, Inc	144,827
6,623		Briggs & Stratton Corp	150,011
1,927		Cascade Corp	85,906
2,520	*	Ceradyne, Inc	113,602
520	*	Chart Industries, Inc	28,621
1,016	*	Columbus McKinnon Corp	18,755
4,214		Cubic Corp	242,305
7,187		Curtiss-Wright Corp	252,551
2,063		Ducommun, Inc	49,306
1,700	*	DXP Enterprises, Inc	39,236
11,030	*	EMCOR Group, Inc	341,599
4,690	*	EnerSys	186,427
5,462	*	EnPro Industries, Inc	198,380
15,044	*	Force Protection, Inc	73,716
2,680		Franklin Electric Co, Inc	123,816
12,945	*	GenCorp, Inc	77,411
19,208		Great Lakes Dredge & Dock Corp	146,557
5,692		Heico Corp	355,864
2,748	*	Kadant, Inc	71,970

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,256		Kaman Corp	$79,411
2,710	*	Layne Christensen Co	93,495
1,470		LB Foster Co (Class A)	63,372
6,800	*	Mastec, Inc	141,440
6,448		Mueller Industries, Inc	236,125
1,721		Nacco Industries, Inc (Class A)	190,463
192		Nordson Corp	22,092
4,600		Perini Corp	112,056
1,700	*	Polypore International, Inc	97,886
2,650	*	Powell Industries, Inc	104,516
12,373		Quanex Building Products Corp	242,882
51		Seaboard Corp	123,063
3,300		Snap-On, Inc	198,198
2,494		Standex International Corp	94,498
2,441	*	Sterling Construction Co, Inc	41,204
4,100	*	Titan Machinery, Inc	103,525
1,400		Triumph Group, Inc	123,830
10,435	*	United Rentals, Inc	347,277
900		Watts Water Technologies, Inc (Class A)	34,371
1,810		Woodward Governor Co	62,554

		TOTAL CAPITAL GOODS	6,461,132

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
6,046		Administaff, Inc	183,678
1,756	*	Advisory Board Co	90,434
10,757		Brink’s Co	356,163
3,490	*	Consolidated Graphics, Inc	190,659
4,151		Corporate Executive Board Co	167,576
1,694	*	Exponent, Inc	75,569
7,000		Steelcase, Inc (Class A)	79,660
6,031	*	SYKES Enterprises, Inc	119,233
3,366	*	Tetra Tech, Inc	83,107
9,313	*	TrueBlue, Inc	156,365
835		VSE Corp	24,808

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,527,252

CONSUMER DURABLES & APPAREL - 3.7%
2,241	*	Arctic Cat, Inc	34,848
3,589	*	Ascena Retail Group, Inc	116,319
10,382	*	Beazer Homes USA, Inc	47,446
1,746		Blyth, Inc	56,728
14,390		Brunswick Corp	365,937
8,167	*	CROCS, Inc	145,699
2,674	*	Deckers Outdoor Corp	230,365
22,070	*	Eastman Kodak Co	71,286
3,691	*	Helen of Troy Ltd	108,515
4,657	*	iRobot Corp	153,168
6,167	*	Jakks Pacific, Inc	119,331
3,607	*	Kenneth Cole Productions, Inc (Class A)	46,783
700	*	Lululemon Athletica, Inc	62,335
3,230		Polaris Industries, Inc	281,075
11,300	*	Quiksilver, Inc	49,946

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,191		Ryland Group, Inc	$98,437
4,936	*	Timberland Co (Class A)	203,807
4,219	*	Warnaco Group, Inc	241,285

		TOTAL CONSUMER DURABLES & APPAREL	2,433,310

CONSUMER SERVICES - 2.5%
2,773	*	American Public Education, Inc	112,168
3,900	*	Buffalo Wild Wings, Inc	212,277
5,657	*	California Pizza Kitchen, Inc	95,490
1,835	*	Capella Education Co	91,365
1,600		CBRL Group, Inc	78,624
2,898		CEC Entertainment, Inc	109,342
5,836	*	Cheesecake Factory	175,605
7,975	*	Denny’s Corp	32,379
3,260	*	Papa John’s International, Inc	103,244
5,828		PF Chang’s China Bistro, Inc	269,195
3,800	*	Pinnacle Entertainment, Inc	51,756
4,460		Sotheby’s (Class A)	234,595
5,375		Universal Technical Institute, Inc	104,544

		TOTAL CONSUMER SERVICES	1,670,584

DIVERSIFIED FINANCIALS - 3.2%
5,595		Advance America Cash Advance Centers, Inc	29,654
42,800	*	American Capital Ltd	423,720
10,420		BGC Partners, Inc (Class A)	96,802
256	*	Broadpoint Securities Group, Inc	445
4,024		Calamos Asset Management, Inc (Class A)	66,758
4,661		Cash America International, Inc	214,638
6,474	*	Dollar Financial Corp	134,336
200	*	DVI, Inc	0
5,739	*	E*Trade Financial Corp	89,701
4,458		Evercore Partners, Inc (Class A)	152,865
1,000		GAMCO Investors, Inc (Class A)	46,360
3,000		iShares Russell 2000 Index Fund	252,510
690		Kayne Anderson Energy Development Co	13,496
592		MCG Capital Corp	3,848
5,478		Nelnet, Inc (Class A)	119,585
12,985	*	PHH Corp	282,684
1,933	*	Piper Jaffray Cos	80,084
3,400		Solar Capital Ltd	81,192

		TOTAL DIVERSIFIED FINANCIALS	2,088,678

ENERGY - 8.0%
4,400		Alon USA Energy, Inc	60,280
3,407	*	Approach Resources, Inc	114,475
1,795	*	ATP Oil & Gas Corp	32,507
12,053	*	Basic Energy Services, Inc	307,472
729		Berry Petroleum Co (Class A)	36,778
3,400	*	Brigham Exploration Co	126,412
809	*	Bristow Group, Inc	38,266
6,600	*	Cheniere Energy, Inc	61,446
473	*	Clayton Williams Energy, Inc	49,996

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,774	*	Cloud Peak Energy, Inc	$232,611
8,304	*	Complete Production Services, Inc	264,150
13,400	*	CVR Energy, Inc	310,344
2,393	*	Dawson Geophysical Co	105,005
5,899	*	Energy Partners Ltd	106,182
7,481	*	Energy XXI Bermuda Ltd	255,102
7,632	*	Goodrich Petroleum Corp	169,583
4,385	*	Green Plains Renewable Energy, Inc	52,708
2,239		Gulf Island Fabrication, Inc	72,029
20,300	*	ION Geophysical Corp	257,607
9,900	*	Key Energy Services, Inc	153,945
500		Lufkin Industries, Inc	46,735
20,930	*	Magnum Hunter Resources Corp	179,370
27,404	*	Newpark Resources, Inc	215,395
6,402	*	Oasis Petroleum, Inc	202,431
918	*	OYO Geospace Corp	90,496
8,283	*	Patriot Coal Corp	213,950
23,445	*	Pioneer Drilling Co	323,541
3,400	*	Resolute Energy Corp	61,676
10,012		RPC, Inc	253,504
10,076	*	Stone Energy Corp	336,237
3,000	*	Tesco Corp	65,850
9,971		Vaalco Energy, Inc	77,375
632	*	Westmoreland Coal Co	9,259
6,940		World Fuel Services Corp	281,833

		TOTAL ENERGY	5,164,550

FOOD & STAPLES RETAILING - 1.5%
4,163		Andersons, Inc	202,821
574		Casey’s General Stores, Inc	22,386
6,273	*	Pantry, Inc	93,029
37,705	*	Rite Aid Corp	39,967
8,021		Ruddick Corp	309,531
2,332	*	United Natural Foods, Inc	104,520
510		Village Super Market (Class A)	14,841
2,138		Weis Markets, Inc	86,503
9,600	*	Winn-Dixie Stores, Inc	68,544

		TOTAL FOOD & STAPLES RETAILING	942,142

FOOD BEVERAGE & TOBACCO - 0.6%
10,591	*	Alliance One International, Inc	42,576
8,080	*	Chiquita Brands International, Inc	123,947
1,484		J&J Snack Foods Corp	69,852
90		National Beverage Corp	1,236
4,800	*	Pilgrim’s Pride Corp	37,008
1,560		Sanderson Farms, Inc	71,635

		TOTAL FOOD BEVERAGE & TOBACCO	346,254

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
10,448	*	Align Technology, Inc	213,975
2,877	*	Almost Family, Inc	108,290
6,708	*	Amedisys, Inc	234,780

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,559	*	American Medical Systems Holdings, Inc	$33,737
4,579		Cantel Medical Corp	117,909
4,964	*	Catalyst Health Solutions, Inc	277,637
10,419	*	Continucare Corp	55,742
429	*	Cynosure, Inc (Class A)	5,959
3,478	*	DynaVox, Inc	19,199
10,341	*	Five Star Quality Care, Inc	84,072
4,453	*	Greatbatch, Inc	117,826
4,295	*	Hanger Orthopedic Group, Inc	111,799
2,069	*	ICU Medical, Inc	90,581
5,491	*	Immucor, Inc	108,612
5,854	*	Insulet Corp	120,709
8,244		Invacare Corp	256,552
2,303	*	Kensey Nash Corp	57,368
13,358	*	Kindred Healthcare, Inc	318,988
1,159	*	Magellan Health Services, Inc	56,884
7,078	*	Medidata Solutions, Inc	180,984
7,665	*	Molina Healthcare, Inc	306,599
1,700	*	MWI Veterinary Supply, Inc	137,156
3,015	*	NxStage Medical, Inc	66,270
6,300	*	Omnicell, Inc	96,012
2,309	*	Orthofix International NV	74,950
6,983		Owens & Minor, Inc	226,808
5,355	*	PharMerica Corp	61,261
1,917	*	Providence Service Corp	28,717
4,874	*	Sirona Dental Systems, Inc	244,480
2,884	*	SonoSite, Inc	96,095
5,776	*	Sunrise Senior Living, Inc	68,908
2,391	*	Triple-S Management Corp (Class B)	49,207
5,175		Universal American Financial Corp	118,559
5,768	*	WellCare Health Plans, Inc	241,968
1,063		West Pharmaceutical Services, Inc	47,591
7,875	*	Wright Medical Group, Inc	133,954

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,570,138

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
3,728	*	Central Garden and Pet Co (Class A)	34,335
2,413	*	Elizabeth Arden, Inc	72,414
2,753		Inter Parfums, Inc	50,958
2,445	*	Medifast, Inc	48,289
6,314		Nu Skin Enterprises, Inc (Class A)	181,527
7,308	*	Prestige Brands Holdings, Inc	84,042
3,730	*	Revlon, Inc (Class A)	59,195
676	*	USANA Health Sciences, Inc	23,329

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	554,089

INSURANCE - 3.0%
2,087	*	American Safety Insurance Holdings Ltd	44,724
1,627		Argo Group International Holdings Ltd	53,756
45,819	*	Conseco, Inc	344,101
6,040		Crawford & Co (Class B)	28,750
4,812		FBL Financial Group, Inc (Class A)	147,825

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,418		First American Financial Corp	$287,397
1,342	*	Hallmark Financial Services	11,246
12,420		Horace Mann Educators Corp	208,656
5,729		Maiden Holdings Ltd	42,910
8,544		Max Capital Group Ltd	190,873
4,755		Meadowbrook Insurance Group, Inc	49,214
2,711	*	National Financial Partners Corp	39,987
3,108		Platinum Underwriters Holdings Ltd	118,384
5,200	*	ProAssurance Corp	329,524
3,766		Selective Insurance Group, Inc	65,152

		TOTAL INSURANCE	1,962,499

MATERIALS - 5.7%
1,980		Arch Chemicals, Inc	82,348
4,995	*	Brush Engineered Materials, Inc	203,796
4,300		Buckeye Technologies, Inc	117,089
11,436	*	Coeur d’Alene Mines Corp	397,743
257	*	Contango ORE, Inc	4,752
2,600	*	Georgia Gulf Corp	96,200
5,300		H.B. Fuller Co	113,844
1,342		Kaiser Aluminum Corp	66,094
2,400	*	Kraton Polymers LLC	91,800
3,814		Minerals Technologies, Inc	261,335
2,900	*	Molycorp, Inc	174,058
2,593	*	Noranda Aluminium Holding Corp	41,618
4,946	*	OM Group, Inc	180,727
10,860	*	Omnova Solutions, Inc	85,468
3,400		PAN American Silver Corp	126,242
22,758		PolyOne Corp	323,391
5,000		Rock-Tenn Co (Class A)	346,750
1,249	*	Rockwood Holdings, Inc	61,476
2,269	*	Senomyx, Inc	13,705
1,542		Stepan Co	111,795
6,100	*	Stillwater Mining Co	139,873
3,358	*	Thompson Creek Metals Co, Inc	42,109
5,130		Westlake Chemical Corp	288,306
9,710	*	WR Grace & Co	371,796

		TOTAL MATERIALS	3,742,315

MEDIA - 0.5%
2,800	*	AH Belo Corp (Class A)	23,408
3,896	*	EW Scripps Co (Class A)	38,570
2,501	*	Global Sources Ltd	29,087
9,883	*	Journal Communications, Inc (Class A)	59,298
4,508		Scholastic Corp	121,896
3,026		World Wrestling Entertainment, Inc (Class A)	38,037

		TOTAL MEDIA	310,296

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
4,000	*	Affymax, Inc	23,480
8,080	*	Affymetrix, Inc	42,097
6,307	*	Alkermes, Inc	81,676

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,515	*	AMAG Pharmaceuticals, Inc	$75,401
7,456	*	Ariad Pharmaceuticals, Inc	56,069
9,275	*	Arqule, Inc	66,409
5,634	*	Caliper Life Sciences, Inc	38,086
4,700	*	Celera Corp	38,117
1,920	*	Cornerstone Therapeutics, Inc	12,710
6,802	*	Cubist Pharmaceuticals, Inc	171,682
11,426	*	Depomed, Inc	114,717
7,266	*	Emergent Biosolutions, Inc	175,547
4,800	*	Enzon Pharmaceuticals, Inc	52,320
14,950	*	Exelixis, Inc	168,935
4,989	*	Impax Laboratories, Inc	126,970
13,920	*	Incyte Corp	220,632
6,323	*	Inspire Pharmaceuticals, Inc	25,039
2,600	*	Jazz Pharmaceuticals, Inc	82,810
6,820	*	Medicines Co	111,098
1,392		Medicis Pharmaceutical Corp (Class A)	44,600
7,246	*	Medivation, Inc	135,065
1,500	*	Momenta Pharmaceuticals, Inc	23,775
13,187	*	Neurocrine Biosciences, Inc	100,089
7,534	*	NPS Pharmaceuticals, Inc	72,100
861	*	Onyx Pharmaceuticals, Inc	30,290
4,455	*	Par Pharmaceutical Cos, Inc	138,461
11,000		PDL BioPharma, Inc	63,800
4,607	*	Questcor Pharmaceuticals, Inc	66,387
710	*	Salix Pharmaceuticals Ltd	24,871
13,390	*	Santarus, Inc	45,794
5,610	*	Sciclone Pharmaceuticals, Inc	22,664
5,800	*	Spectrum Pharmaceuticals, Inc	51,562
6,340	*	SuperGen, Inc	19,654
3,310	*	Targacept, Inc	88,013
9,571	*	Vanda Pharmaceuticals, Inc	69,773
17,212	*	Viropharma, Inc	342,519

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,023,212

REAL ESTATE - 7.3%
4,302		Agree Realty Corp	96,580
140		Alexander’s, Inc	56,973
6,400		American Capital Agency Corp	186,496
7,731		Associated Estates Realty Corp	122,768
18,102		CBL & Associates Properties, Inc	315,337
1,400		Colonial Properties Trust	26,950
7,200		DuPont Fabros Technology, Inc	174,600
4,920		Entertainment Properties Trust	230,354
4,921		Equity Lifestyle Properties, Inc	283,696
12,020		Extra Space Storage, Inc	248,934
9,196	*	First Industrial Realty Trust, Inc	109,340
5,719		Getty Realty Corp	130,851
7,648		Highwoods Properties, Inc	267,756
4,700		Invesco Mortgage Capital, Inc	102,695
722		Kilroy Realty Corp	28,035
5,590		LaSalle Hotel Properties	150,930

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,837		LTC Properties, Inc	$108,741
1,320		Mid-America Apartment Communities, Inc	84,744
473		Mission West Properties, Inc	3,108
4,256		National Health Investors, Inc	203,948
8,572	*	Newcastle Investment Corp	51,775
9,497		Omega Healthcare Investors, Inc	212,163
4,045		Parkway Properties, Inc	68,765
7,119		Pennsylvania Real Estate Investment Trust	101,588
5,885		Potlatch Corp	236,577
3,202		PS Business Parks, Inc	185,524
2,097		Saul Centers, Inc	93,421
2,430		Sovran Self Storage, Inc	96,107
6,800		Starwood Property Trust, Inc	151,640
2,700		Sun Communities, Inc	96,255
6,258		Tanger Factory Outlet Centers, Inc	164,210
3,560		Urstadt Biddle Properties, Inc (Class A)	67,711
7,892		U-Store-It Trust	83,024
3,632		Washington Real Estate Investment Trust	112,919

		TOTAL REAL ESTATE	4,654,515

RETAILING - 3.8%
5,345	*	1-800-FLOWERS.COM, Inc (Class A)	17,639
11,360	*	Ann Taylor Stores Corp	330,691
3,286	*	Bon-Ton Stores, Inc/the	50,933
5,730		Cato Corp (Class A)	140,385
5,330	*	Children’s Place Retail Stores, Inc	265,594
9,319		Christopher & Banks Corp	60,387
13,971	*	Coldwater Creek, Inc	36,883
1,634	*	Core-Mark Holding Co, Inc	54,004
3,620		Dillard’s, Inc (Class A)	145,234
4,772	*	DSW, Inc (Class A)	190,689
4,400		Express Parent LLC	85,976
11,667		Finish Line, Inc (Class A)	231,590
5,702	*	Kirkland’s, Inc	88,039
5,060		Nutri/System, Inc	73,319
7,247	*	OfficeMax, Inc	93,776
3,715	*	Overstock.com, Inc	58,400
3,459		PetMed Express, Inc	54,860
27,903	*	Pier 1 Imports, Inc	283,215
3,058	*	Shutterfly, Inc	160,116
8,773	*	Wet Seal, Inc (Class A)	37,548

		TOTAL RETAILING	2,459,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
9,061	*	Amkor Technology, Inc	61,071
13,014	*	Cirrus Logic, Inc	273,685
19,422	*	Entegris, Inc	170,331
20,140	*	Entropic Communications, Inc	170,183
5,518	*	FEI Co	186,067
20,331	*	FSI International, Inc	89,050
25,094	*	GT Solar International, Inc	267,503
21,267	*	Kulicke & Soffa Industries, Inc	198,846

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

40,752	*	Lattice Semiconductor Corp	$240,437
3,509	*	LTX-Credence Corp	32,037
2,164	*	MaxLinear, Inc	17,680
15,314	*	Mindspeed Technologies, Inc	129,556
10,700	*	MIPS Technologies, Inc	112,243
6,000		MKS Instruments, Inc	199,800
5,400	*	Nanometrics, Inc	97,686
1,500	*	Omnivision Technologies, Inc	53,295
12,300	*	Photronics, Inc	110,331
31,814	*	RF Micro Devices, Inc	203,928
1,900	*	Rubicon Technology, Inc	52,592
8,237	*	Rudolph Technologies, Inc	90,113
11,800	*	Silicon Image, Inc	105,846
4,828	*	Tessera Technologies, Inc	88,159
6,704	*	Veeco Instruments, Inc	340,832
7,055	*	Zoran Corp	73,301

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,364,572

SOFTWARE & SERVICES - 9.8%
4,400	*	ACI Worldwide, Inc	144,320
5,575	*	Acxiom Corp	80,001
556	*	Ancestry.com, Inc	19,710
1,470		Blackbaud, Inc	40,043
4,148	*	Blackboard, Inc	150,324
2,100	*	BroadSoft, Inc	100,149
2,580	*	CACI International, Inc (Class A)	158,206
8,446	*	Cardtronics, Inc	171,876
8,694	*	Commvault Systems, Inc	346,717
6,511	*	CSG Systems International, Inc	129,829
13,012		Earthlink, Inc	101,884
5,361	*	Euronet Worldwide, Inc	103,628
1,380		Forrester Research, Inc	52,840
9,212	*	Fortinet, Inc	405,327
3,387	*	Interactive Intelligence, Inc	131,111
4,097	*	j2 Global Communications, Inc	120,902
3,330	*	Kenexa Corp	91,875
12,000	*	Magma Design Automation, Inc	81,840
4,782	*	Manhattan Associates, Inc	156,467
3,789		MAXIMUS, Inc	307,553
2,176	*	MicroStrategy, Inc (Class A)	292,628
5,617	*	Netscout Systems, Inc	153,456
2,545		Opnet Technologies, Inc	99,230
8,056	*	Quest Software, Inc	204,542
6,000	*	Rackspace Hosting, Inc	257,101
6,281	*	RightNow Technologies, Inc	196,595
5,934	*	S1 Corp	39,639
5,843	*	SolarWinds, Inc	137,077
5,850	*	Sourcefire, Inc	160,934
4,100	*	TA Indigo Holding Corp	109,634
10,600	*	Take-Two Interactive Software, Inc	162,922
6,218	*	TeleTech Holdings, Inc	120,505
12,431	*	TIBCO Software, Inc	338,745

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,976	*	Unisys Corp	$280,231
11,100		United Online, Inc	69,986
16,994	*	Valueclick, Inc	245,733
6,830	*	VeriFone Holdings, Inc	375,309
8,281	*	Websense, Inc	190,215

		TOTAL SOFTWARE & SERVICES	6,329,084

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
5,380	*	Acme Packet, Inc	381,764
4,377	*	Agilysys, Inc	25,124
19,339	*	Arris Group, Inc	246,379
9,910	*	Blue Coat Systems, Inc	279,066
10,870	*	Brightpoint, Inc	117,831
3,860	*	Coherent, Inc	224,304
8,057		Comtech Telecommunications Corp	218,989
3,662	*	DG FastChannel, Inc	117,990
12,073	*	Extreme Networks, Inc	42,256
3,716	*	Harris Stratex Networks, Inc (Class A)	19,212
5,551		InterDigital, Inc	264,838
1,029		Littelfuse, Inc	58,756
563	*	Loral Space & Communications, Inc	43,661
3,597	*	Multi-Fineline Electronix, Inc	101,507
8,373	*	Newport Corp	149,291
2,402	*	Oplink Communications, Inc	46,815
5,800	*	OSI Systems, Inc	217,674
8,375		Plantronics, Inc	306,692
25,167	*	Power-One, Inc	220,211
29,400	*	Powerwave Technologies, Inc	132,594
31,204	*	Quantum Corp	78,634
7,100	*	Riverbed Technology, Inc	267,315
5,253	*	Symmetricom, Inc	32,201
8,251	*	Synaptics, Inc	222,942
1,795	*	Vishay Precision Group, Inc	28,128

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,844,174

TELECOMMUNICATION SERVICES - 1.0%
4,247	*	Global Crossing Ltd	59,118
4,693		IDT Corp (Class B)	126,476
7,590	*	Neutral Tandem, Inc	111,953
6,061		USA Mobility, Inc	87,824
61,812	*	Vonage Holdings Corp	281,863

		TOTAL TELECOMMUNICATION SERVICES	667,234

TRANSPORTATION - 3.0%
5,937	*	Alaska Air Group, Inc	376,524
1,630	*	Amerco, Inc	158,110
3,835		Arkansas Best Corp	99,403
5,372	*	Atlas Air Worldwide Holdings, Inc	374,536
7,362	*	Celadon Group, Inc	119,559
2,900	*	Dollar Thrifty Automotive Group, Inc	193,517
8,300	*	Excel Maritime Carriers Ltd	35,607
11,103	*	Hawaiian Holdings, Inc	66,729

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,123	*	JetBlue Airways Corp	$107,361
1,100	*	PAM Transportation Services, Inc	13,365
6,701	*	US Airways Group, Inc	58,366
11,170		Werner Enterprises, Inc	295,670

		TOTAL TRANSPORTATION	1,898,747

UTILITIES - 3.0%
12,129		Avista Corp	280,544
3,468		Black Hills Corp	115,970
1,984		Chesapeake Utilities Corp	82,574
7,002		Cleco Corp	240,099
4,539	*	El Paso Electric Co	137,986
1,403		Idacorp, Inc	53,454
2,855		Laclede Group, Inc	108,776
14,301		Portland General Electric Co	339,934
7,490		Southwest Gas Corp	291,885
7,900		WGL Holdings, Inc	308,100

		TOTAL UTILITIES	1,959,322

		TOTAL COMMON STOCKS (Cost $54,708,027)	64,697,231

		TOTAL INVESTMENTS - 99.9% (Cost $54,708,027)	64,697,231
		OTHER ASSETS & LIABILITIES, NET - 0.1%	37,848

		NET ASSETS - 100.0%	$64,735,079

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 0.9%
839	*	American Axle & Manufacturing Holdings, Inc	$10,563
234	*	Amerigon, Inc (Class A)	3,573
1,100		Autoliv, Inc	81,653
1,424	*	BorgWarner, Inc	113,480
700		Cooper Tire & Rubber Co	18,025
1,719	*	Dana Holding Corp	29,893
133	*	Dorman Products, Inc	5,598
290		Drew Industries, Inc	6,476
816	*	Exide Technologies	9,123
261	*	Federal Mogul Corp (Class A)	6,499
44,685	*	Ford Motor Co	666,253
280	*	Fuel Systems Solutions, Inc	8,450
1,676		Gentex Corp	50,699
2,887	*	Goodyear Tire & Rubber Co	43,247
2,834		Harley-Davidson, Inc	120,417
8,244		Johnson Controls, Inc	342,704
1,266		Lear Corp (New)	61,869
500	*	Modine Manufacturing Co	8,070
355		Spartan Motors, Inc	2,435
188		Standard Motor Products, Inc	2,600
173	*	Stoneridge, Inc	2,529
280		Superior Industries International, Inc	7,179
743	*	Tenneco, Inc	31,540
380	*	Tesla Motors, Inc	10,526
400		Thor Industries, Inc	13,348
943	*	TRW Automotive Holdings Corp	51,940
353	*	Winnebago Industries, Inc	4,720

		TOTAL AUTOMOBILES & COMPONENTS	1,713,409

BANKS - 3.2%
180		1st Source Corp	3,607
266	*	1st United Bancorp, Inc	1,867
278		Abington Bancorp, Inc	3,400
51		Alliance Financial Corp	1,701
71		American National Bankshares, Inc	1,598
283		Ameris Bancorp	2,875
77		Ames National Corp	1,471
106		Arrow Financial Corp	2,622
2,146		Associated Banc-Corp	31,868
951		Astoria Financial Corp	13,666
130		Bancfirst Corp	5,548
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	5,203
46		Bancorp Rhode Island, Inc	1,420
1,007		Bancorpsouth, Inc	15,558

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838		Bank Mutual Corp	$3,545
578		Bank of Hawaii Corp	27,640
61		Bank of Marin Bancorp	2,277
221		Bank of the Ozarks, Inc	9,660
300		BankFinancial Corp	2,757
8,332		BB&T Corp	228,713
392	*	Beneficial Mutual Bancorp, Inc	3,379
165		Berkshire Hills Bancorp, Inc	3,440
87	*	BofI Holding, Inc	1,350
290		BOK Financial Corp	14,987
826		Boston Private Financial Holdings, Inc	5,840
75		Bridge Bancorp, Inc	1,678
668		Brookline Bancorp, Inc	7,034
86		Bryn Mawr Bank Corp	1,769
87		Camden National Corp	2,979
101		Capital City Bank Group, Inc	1,281
3,675		CapitalSource, Inc	25,872
541		Capitol Federal Financial	6,097
286		Cardinal Financial Corp	3,335
1,028		Cathay General Bancorp	17,527
431	*	Center Financial	3,164
261		Centerstate Banks of Florida, Inc	1,827
168		Century Bancorp, Inc	4,497
294		Chemical Financial Corp	5,859
2,384	*	CIT Group, Inc	101,439
101		Citizens & Northern Corp	1,698
5,368	*	Citizens Republic Bancorp, Inc	4,777
262		City Holding Co	9,264
554		City National Corp	31,606
112		Clifton Savings Bancorp, Inc	1,329
105		CNB Financial Corp	1,524
395		CoBiz, Inc	2,745
490		Columbia Banking System, Inc	9,393
2,368		Comerica, Inc	86,953
1,008		Commerce Bancshares, Inc	40,764
400		Community Bank System, Inc	9,708
182		Community Trust Bancorp, Inc	5,036
732		Cullen/Frost Bankers, Inc	43,203
933		CVB Financial Corp	8,686
241		Danvers Bancorp, Inc	5,162
309		Dime Community Bancshares	4,561
92	*	Doral Financial Corp	101
118	*	Eagle Bancorp, Inc	1,658
1,835		East West Bancorp, Inc	40,297
90		Enterprise Financial Services Corp	1,266
110		ESB Financial Corp	1,625
197		ESSA Bancorp, Inc	2,600
115		Federal Agricultural Mortgage Corp (Class C)	2,198
11,086		Fifth Third Bancorp	153,874
126		Financial Institutions, Inc	2,205
174		First Bancorp (NC)	2,307
86	*	First Bancorp (Puerto Rico)	430

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

107		First Bancorp, Inc	$1,632
625		First Busey Corp	3,175
70		First Citizens Bancshares, Inc (Class A)	14,041
1,229		First Commonwealth Financial Corp	8,419
189		First Community Bancshares, Inc	2,680
747		First Financial Bancorp	12,467
299		First Financial Bankshares, Inc	15,360
188		First Financial Corp	6,249
133		First Financial Holdings, Inc	1,504
3,240		First Horizon National Corp	36,320
149		First Interstate Bancsystem, Inc	2,026
557		First Merchants Corp	4,606
893		First Midwest Bancorp, Inc	10,528
2,512		First Niagara Financial Group, Inc	34,113
66		First of Long Island Corp	1,832
88		First South Bancorp, Inc	439
1,217		FirstMerit Corp	20,762
552	*	Flagstar Bancorp, Inc	828
358		Flushing Financial Corp	5,334
1,179		FNB Corp	12,427
2,104		Fulton Financial Corp	23,375
133		German American Bancorp, Inc	2,286
860		Glacier Bancorp, Inc	12,943
135		Great Southern Bancorp, Inc	2,896
145	*	Greene County Bancshares, Inc	405
365		Hancock Holding Co	11,987
158		Heartland Financial USA, Inc	2,686
121	*	Heritage Financial Corp	1,715
106	*	Home Bancorp, Inc	1,624
266		Home Bancshares, Inc	6,052
199		Home Federal Bancorp, Inc	2,344
5,693		Hudson City Bancorp, Inc	55,108
156		Hudson Valley Holding Corp	3,432
10,292		Huntington Bancshares, Inc	68,339
323		IBERIABANK Corp	19,422
252		Independent Bank Corp	6,807
674		International Bancshares Corp	12,361
579	*	Investors Bancorp, Inc	8,621
227		Kearny Financial Corp	2,277
11,623		Keycorp	103,212
261		Lakeland Bancorp, Inc	2,709
147		Lakeland Financial Corp	3,334
885		M&T Bank Corp	78,296
216		MainSource Financial Group, Inc	2,162
6,483		Marshall & Ilsley Corp	51,799
661		MB Financial, Inc	13,855
60		Merchants Bancshares, Inc	1,589
119	*	Meridian Interstate Bancorp, Inc	1,672
2,499	*	MGIC Investment Corp	22,216
56		Midsouth Bancorp, Inc	810
82		MidWestOne Financial Group, Inc	1,217
460	*	Nara Bancorp, Inc	4,425

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100		NASB Financial, Inc	$1,618
84		National Bankshares, Inc	2,428
1,529		National Penn Bancshares, Inc	11,834
374		NBT Bancorp, Inc	8,523
5,622		New York Community Bancorp, Inc	97,036
1,211		NewAlliance Bancshares, Inc	17,971
227		Northfield Bancorp, Inc	3,133
1,214		Northwest Bancshares, Inc	15,224
97		OceanFirst Financial Corp	1,353
892	*	Ocwen Financial Corp	9,830
1,045		Old National Bancorp	11,202
148	*	OmniAmerican Bancorp, Inc	2,344
458		Oriental Financial Group, Inc	5,748
670		Oritani Financial Corp	8,496
60		Orrstown Financial Services, Inc	1,680
154		Pacific Continental Corp	1,569
369		PacWest Bancorp	8,026
165		Park National Corp	11,025
99		Peapack Gladstone Financial Corp	1,313
47		Penns Woods Bancorp, Inc	1,830
164	*	Pennsylvania Commerce Bancorp, Inc	2,025
75		Peoples Bancorp, Inc	902
4,861		People’s United Financial, Inc	61,151
400	*	Pinnacle Financial Partners, Inc	6,616
1,998	*	PMI Group, Inc	5,395
6,454		PNC Financial Services Group, Inc	406,537
12,307	*	Popular, Inc	35,813
630		PrivateBancorp, Inc	9,633
555		Prosperity Bancshares, Inc	23,737
753		Provident Financial Services, Inc	11,144
421		Provident New York Bancorp	4,345
1,623		Radian Group, Inc	11,053
15,116		Regions Financial Corp	109,742
195		Renasant Corp	3,311
120		Republic Bancorp, Inc (Class A)	2,338
147		Rockville Financial, Inc	1,533
100		Roma Financial Corp	1,107
300		S&T Bancorp, Inc	6,471
210		S.Y. Bancorp, Inc	5,284
250		Sandy Spring Bancorp, Inc	4,615
151		SCBT Financial Corp	5,025
87		Sierra Bancorp	973
475	*	Signature Bank	26,790
207		Simmons First National Corp (Class A)	5,608
188		Southside Bancshares, Inc	4,023
383	*	Southwest Bancorp, Inc	5,435
163		State Bancorp, Inc	1,694
256		StellarOne Corp	3,635
318		Sterling Bancorp	3,183
994		Sterling Bancshares, Inc	8,558
88		Suffolk Bancorp	1,846
6,552		SunTrust Banks, Inc	188,960

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,616		Susquehanna Bancshares, Inc	$15,110
520	*	SVB Financial Group	29,604
9,246		Synovus Financial Corp	22,190
118	*	Taylor Capital Group, Inc	1,240
1,924		TCF Financial Corp	30,515
150		Territorial Bancorp, Inc	2,988
429	*	Texas Capital Bancshares, Inc	11,150
956		TFS Financial Corp	10,153
265	*	The Bancorp, Inc	2,446
130		Tompkins Trustco, Inc	5,402
42		Tower Bancorp, Inc	936
232		TowneBank	3,633
171		Trico Bancshares	2,789
852		Trustco Bank Corp NY	5,052
774		Trustmark Corp	18,127
403		UMB Financial Corp	15,054
1,383		Umpqua Holdings Corp	15,822
167		Union Bankshares Corp	1,879
437		United Bankshares, Inc	11,589
1,406	*	United Community Banks, Inc	3,332
201		United Financial Bancorp, Inc	3,319
198		Univest Corp of Pennsylvania	3,509
23,872		US Bancorp	630,936
1,935		Valley National Bancorp	27,013
173		ViewPoint Financial Group	2,249
253	*	Virginia Commerce Bancorp	1,452
113		Washington Banking Co	1,593
1,416		Washington Federal, Inc	24,553
138		Washington Trust Bancorp, Inc	3,276
770		Webster Financial Corp	16,501
59,885		Wells Fargo & Co	1,898,354
301		WesBanco, Inc	6,234
189		West Bancorporation, Inc	1,508
1,128	*	West Coast Bancorp	3,914
390		Westamerica Bancorporation	20,034
712	*	Western Alliance Bancorp	5,853
366		Westfield Financial, Inc	3,316
1,210		Whitney Holding Corp	16,480
1,103		Wilmington Trust Corp	4,986
167		Wilshire Bancorp, Inc	818
375		Wintrust Financial Corp	13,781
100		WSFS Financial Corp	4,710
2,132		Zions Bancorporation	49,164

		TOTAL BANKS	5,925,267

CAPITAL GOODS - 8.5%
215	*	3D Systems Corp	10,438
8,698		3M Co	813,263
429		A.O. Smith Corp	19,022
876	*	A123 Systems, Inc	5,563
129		Aaon, Inc	4,244
468	*	AAR Corp	12,973

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

282		Aceto Corp	$2,248
878		Actuant Corp (Class A)	25,462
523		Acuity Brands, Inc	30,590
1,146	*	Advanced Battery Technologies, Inc	2,223
1,332	*	Aecom Technology Corp	36,936
168	*	Aerovironment, Inc	5,875
1,130	*	AGCO Corp	62,116
532		Aircastle Ltd	6,421
78		Alamo Group, Inc	2,141
301		Albany International Corp (Class A)	7,495
434		Alliant Techsystems, Inc	30,671
296	*	Altra Holdings, Inc	6,992
90	*	American Railcar Industries, Inc	2,246
140		American Science & Engineering, Inc	12,930
544	*	American Superconductor Corp	13,529
125		American Woodmark Corp	2,610
105		Ameron International Corp	7,328
1,942		Ametek, Inc	85,196
79		Ampco-Pittsburgh Corp	2,179
311		Apogee Enterprises, Inc	4,102
984	*	Applied Energetics, Inc	649
508		Applied Industrial Technologies, Inc	16,896
89	*	Argan, Inc	762
333		Armstrong World Industries, Inc	15,408
1,176	*	ArvinMeritor, Inc	19,957
237	*	Astec Industries, Inc	8,838
111	*	Astronics Corp	2,794
129		AZZ, Inc	5,882
1,381	*	Babcock & Wilcox Co	46,098
258		Badger Meter, Inc	10,632
565		Barnes Group, Inc	11,797
1,148	*	BE Aerospace, Inc	40,788
543	*	Beacon Roofing Supply, Inc	11,115
565		Belden CDT, Inc	21,216
570	*	Blount International, Inc	9,109
9,358		Boeing Co	691,838
586		Brady Corp (Class A)	20,914
600		Briggs & Stratton Corp	13,590
4,337	*	Broadwind Energy, Inc	5,681
1,010		Bucyrus International, Inc (Class A)	92,365
1,363	*	Builders FirstSource, Inc	3,871
232	*	CAI International, Inc	6,000
2,895	*	Capstone Turbine Corp	5,240
741		Carlisle Cos, Inc	33,012
126		Cascade Corp	5,617
7,627		Caterpillar, Inc	849,265
321	*	Ceradyne, Inc	14,471
405	*	Chart Industries, Inc	22,291
1,217		Chicago Bridge & Iron Co NV	49,483
170		CIRCOR International, Inc	7,993
615		Clarcor, Inc	27,632
311	*	CNH Global NV	15,099

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

242	*	Colfax Corp	$5,554
196	*	Columbus McKinnon Corp	3,618
409		Comfort Systems USA, Inc	5,755
301	*	Commercial Vehicle Group, Inc	5,370
2,017		Cooper Industries plc	130,903
593		Crane Co	28,719
170		Cubic Corp	9,775
2,415		Cummins, Inc	264,732
554		Curtiss-Wright Corp	19,468
6,682		Danaher Corp	346,795
5,206		Deere & Co	504,408
334	*	DigitalGlobe, Inc	9,362
944		Donaldson Co, Inc	57,858
141		Douglas Dynamics, Inc	2,011
2,250		Dover Corp	147,915
121		Ducommun, Inc	2,892
82	*	DXP Enterprises, Inc	1,893
596	*	Dycom Industries, Inc	10,335
270		Dynamic Materials Corp	7,547
4,038		Eaton Corp	223,867
772	*	EMCOR Group, Inc	23,909
9,231		Emerson Electric Co	539,368
255		Encore Wire Corp	6,207
583	*	Ener1, Inc	1,726
404	*	Energy Recovery, Inc	1,285
579	*	EnerSys	23,015
215	*	EnPro Industries, Inc	7,809
317		ESCO Technologies, Inc	12,094
359	*	Esterline Technologies Corp	25,388
1,593		Fastenal Co	103,273
743		Federal Signal Corp	4,837
413	*	Flow International Corp	1,813
686		Flowserve Corp	88,357
2,152		Fluor Corp	158,515
1,262	*	Force Protection, Inc	6,184
277		Franklin Electric Co, Inc	12,797
227		Freightcar America, Inc	7,380
1,210	*	FuelCell Energy, Inc	2,589
408	*	Furmanite Corp	3,264
655		Gardner Denver, Inc	51,110
538		GATX Corp	20,799
575	*	GenCorp, Inc	3,439
233	*	Generac Holdings, Inc	4,728
640	*	General Cable Corp	27,712
4,242		General Dynamics Corp	324,768
130,501		General Electric Co	2,616,545
264	*	GeoEye, Inc	10,977
916	*	Gibraltar Industries, Inc	10,928
1,565		Goodrich Corp	133,854
194		Gorman-Rupp Co	7,642
730		Graco, Inc	33,208
1,560	*	GrafTech International Ltd	32,183

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

128		Graham Corp	$3,064
466		Granite Construction, Inc	13,095
670		Great Lakes Dredge & Dock Corp	5,112
231	*	Greenbrier Cos, Inc	6,556
686	*	Griffon Corp	9,007
334	*	H&E Equipment Services, Inc	6,516
969		Harsco Corp	34,196
347		Heico Corp	21,694
1,161	*	Hexcel Corp	22,860
9,391		Honeywell International, Inc	560,737
186		Houston Wire & Cable Co	2,719
728		Hubbell, Inc (Class B)	51,710
604	*	Huntington Ingalls	25,087
978		IDEX Corp	42,690
276	*	II-VI, Inc	13,731
5,416		Illinois Tool Works, Inc	290,948
3,877		Ingersoll-Rand plc	187,298
466	*	Insituform Technologies, Inc (Class A)	12,466
155		Insteel Industries, Inc	2,192
392	*	Interline Brands, Inc	7,997
2,210		ITT Industries, Inc	132,711
1,484	*	Jacobs Engineering Group, Inc	76,322
308		John Bean Technologies Corp	5,923
1,240		Joy Global, Inc	122,524
148	*	Kadant, Inc	3,876
380		Kaman Corp	13,376
428		Kaydon Corp	16,773
1,971		KBR, Inc	74,445
983		Kennametal, Inc	38,337
128	*	KEYW Holding Corp	1,572
192	*	Kratos Defense & Security Solutions, Inc	2,734
1,407		L-3 Communications Holdings, Inc	110,182
138	*	LaBarge, Inc	2,443
153	*	Ladish Co, Inc	8,361
45		Lawson Products, Inc	1,037
220	*	Layne Christensen Co	7,590
111		LB Foster Co (Class A)	4,785
560		Lennox International, Inc	29,445
513		Lincoln Electric Holdings, Inc	38,947
136		Lindsay Manufacturing Co	10,747
101	*	LMI Aerospace, Inc	2,041
3,541		Lockheed Martin Corp	284,696
131		LSI Industries, Inc	948
201	*	Lydall, Inc	1,787
1,601		Manitowoc Co, Inc	35,030
4,339		Masco Corp	60,398
573	*	Mastec, Inc	11,918
171		Met-Pro Corp	2,035
80	*	Michael Baker Corp	2,326
218	*	Middleby Corp	20,322
115		Miller Industries, Inc	1,868
548	*	Moog, Inc (Class A)	25,159

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

597		MSC Industrial Direct Co (Class A)	$40,877
447		Mueller Industries, Inc	16,369
2,364		Mueller Water Products, Inc (Class A)	10,591
209	*	MYR Group, Inc	4,999
66		Nacco Industries, Inc (Class A)	7,304
58		National Presto Industries, Inc	6,535
855	*	Navistar International Corp	59,277
222	*	NCI Building Systems, Inc	2,813
407		Nordson Corp	46,829
3,627		Northrop Grumman Corp	227,449
96	*	Northwest Pipe Co	2,201
706	*	Orbital Sciences Corp	13,358
434	*	Orion Marine Group, Inc	4,661
1,078	*	Oshkosh Truck Corp	38,140
1,345	*	Owens Corning, Inc	48,406
4,395		Paccar, Inc	230,078
1,415		Pall Corp	81,518
1,937		Parker Hannifin Corp	183,395
1,158		Pentair, Inc	43,761
313		Perini Corp	7,625
200	*	Pike Electric Corp	1,904
144	*	PMFG, Inc	3,073
314	*	Polypore International, Inc	18,080
94	*	Powell Industries, Inc	3,707
222	*	PowerSecure International, Inc	1,909
1,713		Precision Castparts Corp	252,119
28		Preformed Line Products Co	1,937
237		Primoris Services Corp	2,403
450		Quanex Building Products Corp	8,834
2,530	*	Quanta Services, Inc	56,748
192		Raven Industries, Inc	11,793
4,408		Raytheon Co	224,235
262	*	RBC Bearings, Inc	10,016
464		Regal-Beloit Corp	34,257
596		Robbins & Myers, Inc	27,410
1,711		Rockwell Automation, Inc	161,947
1,895		Rockwell Collins, Inc	122,853
1,133		Roper Industries, Inc	97,959
820	*	RSC Holdings, Inc	11,792
333	*	Rush Enterprises, Inc (Class A)	6,593
2,251	*	SatCon Technology Corp	8,689
200	*	Sauer-Danfoss, Inc	10,186
4		Seaboard Corp	9,652
134		SeaCube Container Leasing Ltd	2,145
1,022	*	Shaw Group, Inc	36,189
459		Simpson Manufacturing Co, Inc	13,522
694		Snap-On, Inc	41,682
1,276	*	Spirit Aerosystems Holdings, Inc (Class A)	32,755
608		SPX Corp	48,269
151		Standex International Corp	5,721
133	*	Sterling Construction Co, Inc	2,245
122		Sun Hydraulics Corp	5,258

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		TAL International Group, Inc	$7,254
812	*	Taser International, Inc	3,305
208	*	Tecumseh Products Co (Class A)	2,084
433	*	Teledyne Technologies, Inc	22,390
200		Tennant Co	8,408
1,277	*	Terex Corp	47,300
112		Textainer Group Holdings Ltd	4,162
3,324		Textron, Inc	91,044
645	*	Thomas & Betts Corp	38,358
1,085		Timken Co	56,746
512		Titan International, Inc	13,624
282	*	Titan Machinery, Inc	7,121
419		Toro Co	27,746
610		TransDigm Group, Inc	51,136
314		Tredegar Corp	6,776
189	*	Trex Co, Inc	6,165
198	*	Trimas Corp	4,257
964		Trinity Industries, Inc	35,350
201		Triumph Group, Inc	17,778
100		Twin Disc, Inc	3,222
5,831		Tyco International Ltd	261,054
747	*	United Rentals, Inc	24,860
11,419		United Technologies Corp	966,619
233		Universal Forest Products, Inc	8,539
443	*	UQM Technologies, Inc	1,320
1,020	*	URS Corp	46,971
813	*	USG Corp	13,545
255		Valmont Industries, Inc	26,614
200		Vicor Corp	3,298
716		W.W. Grainger, Inc	98,579
1,287	*	Wabash National Corp	14,903
745	*	WABCO Holdings, Inc	45,922
424		Watsco, Inc	29,557
341		Watts Water Technologies, Inc (Class A)	13,023
516	*	WESCO International, Inc	32,250
577		Westinghouse Air Brake Technologies Corp	39,138
728		Woodward Governor Co	25,160
95	*	Xerium Technologies, Inc	2,285

		TOTAL CAPITAL GOODS	16,327,840

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
549		ABM Industries, Inc	13,939
392	*	Acacia Research (Acacia Technologies)	13,414
684	*	ACCO Brands Corp	6,525
335		Administaff, Inc	10,177
188	*	Advisory Board Co	9,682
200		American Ecology Corp	3,486
412	*	American Reprographics Co	4,264
318	*	APAC Customer Services, Inc	1,911
1,360		Avery Dennison Corp	57,066
97		Barrett Business Services, Inc	1,558
550		Brink’s Co	18,211

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

297	*	Casella Waste Systems, Inc (Class A)	$2,129
854	*	CBIZ, Inc	6,157
100		CDI Corp	1,479
676	*	Cenveo, Inc	4,414
1,502		Cintas Corp	45,466
283	*	Clean Harbors, Inc	27,921
100	*	Consolidated Graphics, Inc	5,463
792	*	Copart, Inc	34,317
387		Corporate Executive Board Co	15,623
1,411	*	Corrections Corp of America	34,428
248	*	CoStar Group, Inc	15,545
73		Courier Corp	1,019
1,857		Covanta Holding Corp	31,718
167	*	CRA International, Inc	4,815
567		Deluxe Corp	15,048
365	*	Dolan Media Co	4,431
647		Dun & Bradstreet Corp	51,915
904		EnergySolutions, Inc	5,388
236	*	EnerNOC, Inc	4,510
269		Ennis, Inc	4,581
1,500		Equifax, Inc	58,275
172	*	Exponent, Inc	7,673
148	*	Franklin Covey Co	1,282
571	*	FTI Consulting, Inc	21,886
190	*	Fuel Tech, Inc	1,691
387		G & K Services, Inc (Class A)	12,868
772	*	Geo Group, Inc	19,794
191	*	GP Strategies Corp	2,598
825		Healthcare Services Group	14,504
200		Heidrick & Struggles International, Inc	5,566
700		Herman Miller, Inc	19,243
126	*	Higher One Holdings, Inc	1,821
270	*	Hill International, Inc	1,428
567		HNI Corp	17,895
376	*	Hudson Highland Group, Inc	2,444
279	*	Huron Consulting Group, Inc	7,726
209	*	ICF International, Inc	4,293
571	*	IHS, Inc (Class A)	50,676
259	*	Innerworkings, Inc	1,911
597		Interface, Inc (Class A)	11,039
2,177		Iron Mountain, Inc	67,988
343	*	KAR Auction Services, Inc	5,262
300	*	Kelly Services, Inc (Class A)	6,513
366	*	Kforce, Inc	6,698
300		Kimball International, Inc (Class B)	2,100
546		Knoll, Inc	11,444
500	*	Korn/Ferry International	11,135
107	*	M&F Worldwide Corp	2,688
938		Manpower, Inc	58,980
274		McGrath RentCorp	7,472
802	*	Metalico, Inc	4,988
352		Mine Safety Appliances Co	12,908

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

172	*	Mistras Group, Inc	$2,960
400	*	Mobile Mini, Inc	9,608
105		Multi-Color Corp	2,122
631	*	Navigant Consulting, Inc	6,304
1,006	*	NIELSEN HOLDINGS B.V.	27,474
282	*	On Assignment, Inc	2,668
2,502		Pitney Bowes, Inc	64,276
2,448		R.R. Donnelley & Sons Co	46,316
3,913		Republic Services, Inc	117,547
514		Resources Connection, Inc	9,966
1,798		Robert Half International, Inc	55,019
772		Rollins, Inc	15,672
100		Schawk, Inc (Class A)	1,944
241	*	School Specialty, Inc	3,446
624	*	Spherion Corp	8,792
189	*	Standard Parking Corp	3,357
235		Standard Register Co	780
838		Steelcase, Inc (Class A)	9,536
1,049	*	Stericycle, Inc	93,015
460	*	SYKES Enterprises, Inc	9,094
390	*	Team, Inc	10,241
728	*	Tetra Tech, Inc	17,974
512		Towers Watson & Co	28,396
550	*	TrueBlue, Inc	9,235
155		Unifirst Corp	8,217
306		United Stationers, Inc	21,741
1,242	*	Verisk Analytics, Inc	40,688
263		Viad Corp	6,296
48		VSE Corp	1,426
1,429		Waste Connections, Inc	41,141
5,978		Waste Management, Inc	223,218

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,817,858

CONSUMER DURABLES & APPAREL - 1.3%
1,343	*	American Apparel, Inc	1,294
479		American Greetings Corp (Class A)	11,304
148	*	Arctic Cat, Inc	2,301
719	*	Ascena Retail Group, Inc	23,303
1,108	*	Beazer Homes USA, Inc	5,064
75		Blyth, Inc	2,437
1,127		Brunswick Corp	28,660
806		Callaway Golf Co	5,497
695	*	Carter’s, Inc	19,898
72	*	Cavco Industries, Inc	3,252
65		Cherokee, Inc	1,122
3,674		Coach, Inc	191,195
137		Columbia Sportswear Co	8,141
1,032	*	CROCS, Inc	18,411
46		CSS Industries, Inc	867
109	*	Culp, Inc	1,012
474	*	Deckers Outdoor Corp	40,835
67	*	Delta Apparel, Inc	957

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,350		DR Horton, Inc	$39,028
3,150	*	Eastman Kodak Co	10,175
279		Ethan Allen Interiors, Inc	6,110
1,783		Fortune Brands, Inc	110,349
633	*	Fossil, Inc	59,280
642	*	Furniture Brands International, Inc	2,921
1,360		Garmin Ltd	46,050
205	*	G-III Apparel Group Ltd	7,704
1,141	*	Hanesbrands, Inc	30,853
852		Harman International Industries, Inc	39,891
1,546		Hasbro, Inc	72,415
334	*	Helen of Troy Ltd	9,820
64		Hooker Furniture Corp	765
988	*	Hovnanian Enterprises, Inc (Class A)	3,488
870	*	Iconix Brand Group, Inc	18,688
231	*	iRobot Corp	7,598
311	*	Jakks Pacific, Inc	6,018
1,231		Jarden Corp	43,787
488	*	Joe’s Jeans, Inc	517
1,084		Jones Apparel Group, Inc	14,905
919		KB Home	11,432
100	*	Kenneth Cole Productions, Inc (Class A)	1,297
330	*	K-Swiss, Inc (Class A)	3,719
59		Lacrosse Footwear, Inc	1,081
628	*	La-Z-Boy, Inc	5,997
256	*	Leapfrog Enterprises, Inc	1,106
1,780		Leggett & Platt, Inc	43,610
1,951		Lennar Corp (Class A)	35,352
193	*	Libbey, Inc	3,185
112	*	Lifetime Brands, Inc	1,680
1,307	*	Liz Claiborne, Inc	7,045
385	*	M/I Homes, Inc	5,771
300	*	Maidenform Brands, Inc	8,571
4,554		Mattel, Inc	113,530
441		MDC Holdings, Inc	11,179
377	*	Meritage Homes Corp	9,097
664	*	Mohawk Industries, Inc	40,604
200	*	Movado Group, Inc	2,936
3,613		Newell Rubbermaid, Inc	69,117
4,414		Nike, Inc (Class B)	334,140
74	*	NVR, Inc	55,944
200		Oxford Industries, Inc	6,838
161	*	Perry Ellis International, Inc	4,431
680		Phillips-Van Heusen Corp	44,220
379		Polaris Industries, Inc	32,981
663		Polo Ralph Lauren Corp (Class A)	81,980
567		Pool Corp	13,670
4,066	*	Pulte Homes, Inc	30,088
1,598	*	Quiksilver, Inc	7,063
257	*	RC2 Corp	7,222
101		RG Barry Corp	1,322
153	*	Russ Berrie & Co, Inc	1,125

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

506		Ryland Group, Inc	$8,045
1,213	*	Sealy Corp	3,081
403	*	Skechers U.S.A., Inc (Class A)	8,278
100		Skyline Corp	2,005
635	*	Smith & Wesson Holding Corp	2,254
1,250	*	Standard-Pacific Corp	4,663
1,944		Stanley Works	148,909
100	*	Steinway Musical Instruments, Inc	2,221
280	*	Steven Madden Ltd	13,140
228		Sturm Ruger & Co, Inc	5,237
875	*	Tempur-Pedic International, Inc	44,328
558	*	Timberland Co (Class A)	23,040
1,740	*	Toll Brothers, Inc	34,400
304	*	True Religion Apparel, Inc	7,135
857		Tupperware Corp	51,171
399	*	Under Armour, Inc (Class A)	27,152
340	*	Unifi, Inc	5,780
166	*	Universal Electronics, Inc	4,907
154	*	Vera Bradley, Inc	6,500
1,068		VF Corp	105,230
225		Volcom, Inc	4,169
515	*	Warnaco Group, Inc	29,453
60		Weyco Group, Inc	1,468
905		Whirlpool Corp	77,250
600		Wolverine World Wide, Inc	22,368

		TOTAL CONSUMER DURABLES & APPAREL	2,535,429

CONSUMER SERVICES - 2.1%
208	*	AFC Enterprises	3,147
184		Ambassadors Group, Inc	2,015
224	*	American Public Education, Inc	9,061
320		Ameristar Casinos, Inc	5,680
1,561	*	Apollo Group, Inc (Class A)	65,108
146	*	Archipelago Learning, Inc	1,248
656	*	Bally Technologies, Inc	24,830
239	*	BJ’s Restaurants, Inc	9,400
459	*	Bluegreen Corp	1,886
379		Bob Evans Farms, Inc	12,355
704	*	Boyd Gaming Corp	6,596
141	*	Bravo Brio Restaurant Group, Inc	2,494
234	*	Bridgepoint Education, Inc	4,001
1,238		Brinker International, Inc	31,321
218	*	Buffalo Wild Wings, Inc	11,866
262	*	California Pizza Kitchen, Inc	4,423
202	*	Capella Education Co	10,058
812	*	Career Education Corp	18,449
5,267		Carnival Corp	202,042
288		CBRL Group, Inc	14,152
272		CEC Entertainment, Inc	10,263
746	*	Cheesecake Factory	22,447
385	*	Chipotle Mexican Grill, Inc (Class A)	104,862
370		Choice Hotels International, Inc	14,375

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

155		Churchill Downs, Inc	$6,433
364	*	Coinstar, Inc	16,715
1,059	*	Corinthian Colleges, Inc	4,681
58		CPI Corp	1,306
1,766		Darden Restaurants, Inc	86,764
949	*	Denny’s Corp	3,853
751		DeVry, Inc	41,358
223	*	DineEquity, Inc	12,261
405	*	Domino’s Pizza, Inc	7,464
771	*	Education Management Corp	16,145
424	*	Gaylord Entertainment Co	14,704
374	*	Grand Canyon Education, Inc	5,423
3,964		H&R Block, Inc	66,356
747		Hillenbrand, Inc	16,061
540	*	Hyatt Hotels Corp	23,242
3,589		International Game Technology	58,249
548		International Speedway Corp (Class A)	16,330
474	*	Interval Leisure Group, Inc	7,750
244	*	Isle of Capri Casinos, Inc	2,318
415	*	ITT Educational Services, Inc	29,942
678	*	Jack in the Box, Inc	15,377
738	*	Jamba, Inc	1,624
310	*	K12, Inc	10,447
587	*	Krispy Kreme Doughnuts, Inc	4,132
4,261	*	Las Vegas Sands Corp	179,899
92		Learning Tree International, Inc	809
484	*	Life Time Fitness, Inc	18,058
288		Lincoln Educational Services Corp	4,576
140		Mac-Gray Corp	2,258
200		Marcus Corp	2,180
3,291		Marriott International, Inc (Class A)	117,094
367		Matthews International Corp (Class A)	14,148
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,357
13,179		McDonald’s Corp	1,002,791
3,791	*	MGM Mirage	49,852
200	*	Monarch Casino & Resort, Inc	2,080
510	*	Morgans Hotel Group Co	4,998
322	*	Multimedia Games, Inc	1,845
300	*	O’Charleys, Inc	1,791
1,101	*	Orient-Express Hotels Ltd (Class A)	13,619
360	*	Panera Bread Co (Class A)	45,720
263	*	Papa John’s International, Inc	8,329
149	*	Peet’s Coffee & Tea, Inc	7,165
807	*	Penn National Gaming, Inc	29,907
277		PF Chang’s China Bistro, Inc	12,795
793	*	Pinnacle Entertainment, Inc	10,801
154	*	Pre-Paid Legal Services, Inc	10,164
150	*	Red Robin Gourmet Burgers, Inc	4,035
674		Regis Corp	11,957
1,568	*	Royal Caribbean Cruises Ltd	64,696
779	*	Ruby Tuesday, Inc	10,213
200	*	Ruth’s Chris Steak House, Inc	1,032

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

774	*	Scientific Games Corp (Class A)	$6,765
2,964		Service Corp International	32,782
646	*	Shuffle Master, Inc	6,899
729	*	Sonic Corp	6,597
810		Sotheby’s (Class A)	42,605
164		Speedway Motorsports, Inc	2,621
8,974		Starbucks Corp	331,590
2,283		Starwood Hotels & Resorts Worldwide, Inc	132,688
20	*	Steak N Shake Co	8,471
185	*	Steiner Leisure Ltd	8,558
1,142		Stewart Enterprises, Inc (Class A)	8,725
171		Strayer Education, Inc	22,314
687		Texas Roadhouse, Inc (Class A)	11,672
228		Universal Technical Institute, Inc	4,435
437	*	Vail Resorts, Inc	21,308
406		Weight Watchers International, Inc	28,461
3,949		Wendy’s/Arby’s Group, Inc (Class A)	19,863
698	*	WMS Industries, Inc	24,674
2,126		Wyndham Worldwide Corp	67,628
908		Wynn Resorts Ltd	115,543
5,629		Yum! Brands, Inc	289,218

		TOTAL CONSUMER SERVICES	3,888,600

DIVERSIFIED FINANCIALS - 8.2%
700		Advance America Cash Advance Centers, Inc	3,710
615	*	Affiliated Managers Group, Inc	67,263
4,101	*	American Capital Ltd	40,600
12,944		American Express Co	585,068
3,099		Ameriprise Financial, Inc	189,287
2,330		Apollo Investment Corp	28,100
2,310		Ares Capital Corp	39,039
341		Artio Global Investors, Inc	5,511
96	*	Asset Acceptance Capital Corp	516
133		Asta Funding, Inc	1,138
122,461		Bank of America Corp	1,632,404
14,867		Bank of New York Mellon Corp	444,077
574		BGC Partners, Inc (Class A)	5,332
678		BlackRock Kelso Capital Corp	6,868
1,126		BlackRock, Inc	226,337
945	*	Broadpoint Securities Group, Inc	1,644
200		Calamos Asset Management, Inc (Class A)	3,318
5,627		Capital One Financial Corp	292,378
47		Capital Southwest Corp	4,302
400		Cash America International, Inc	18,420
160		CBOE Holdings, Inc	4,635
12,712		Charles Schwab Corp	229,197
259,164	*	Citigroup, Inc	1,145,505
811		CME Group, Inc	244,557
207		Cohen & Steers, Inc	6,144
398		Compass Diversified Trust	5,867
155		CompuCredit Corp	1,018
436	*	Cowen Group, Inc	1,748

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

51	*	Credit Acceptance Corp	$3,619
22		Diamond Hill Investment Group, Inc	1,760
6,550		Discover Financial Services	157,986
450	*	Dollar Financial Corp	9,338
332		Duff & Phelps Corp	5,305
2,652	*	E*Trade Financial Corp	41,451
1,406		Eaton Vance Corp	45,329
161	*	Encore Capital Group, Inc	3,814
160		Epoch Holding Corp	2,525
186		Evercore Partners, Inc (Class A)	6,378
545	*	Ezcorp, Inc (Class A)	17,108
653	*	FBR Capital Markets Corp	2,338
1,069		Federated Investors, Inc (Class B)	28,596
544		Fifth Street Finance Corp	7,262
153	*	Financial Engines, Inc	4,217
363	*	First Cash Financial Services, Inc	14,012
641	*	First Marblehead Corp	1,410
1,893		Franklin Resources, Inc	236,776
80		Friedman Billings Ramsey Group, Inc (Class A)	2,435
69		GAMCO Investors, Inc (Class A)	3,199
704		GFI Group, Inc	3,534
239		Gladstone Capital Corp	2,703
252		Gladstone Investment Corp	1,956
6,311		Goldman Sachs Group, Inc	1,000,104
92		Golub Capital BDC, Inc	1,452
60	*	Green Dot Corp	2,575
354		Greenhill & Co, Inc	23,290
322	*	Harris & Harris Group, Inc	1,732
426		Hercules Technology Growth Capital, Inc	4,686
225	*	HFF, Inc (Class A)	3,384
441		Interactive Brokers Group, Inc (Class A)	7,007
960	*	IntercontinentalExchange, Inc	118,598
153	*	International Assets Holding Corp	3,889
405	*	Internet Capital Group, Inc	5,751
5,634		Invesco Ltd	144,005
524	*	Investment Technology Group, Inc	9,532
50,869		iShares Russell 3000 Index Fund	4,031,877
2,289		Janus Capital Group, Inc	28,544
1,431		Jefferies Group, Inc	35,689
173		JMP Group, Inc	1,490
48,635		JPMorgan Chase & Co	2,242,073
107		Kayne Anderson Energy Development Co	2,093
422		KBW, Inc	11,052
1,234	*	Knight Capital Group, Inc (Class A)	16,536
453	*	LaBranche & Co, Inc	1,780
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,316
1,108		Lazard Ltd (Class A)	46,071
1,997		Legg Mason, Inc	72,072
2,290		Leucadia National Corp	85,967
265		Life Partners Holdings, Inc	2,131
210	*	LPL Investment Holdings, Inc	7,520
85		Main Street Capital Corp	1,568

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

383		MarketAxess Holdings, Inc	$9,269
102	*	Marlin Business Services Corp	1,259
778		MCG Capital Corp	5,057
175		Medallion Financial Corp	1,538
1,193	*	MF Global Holdings Ltd	9,878
2,471		Moody’s Corp	83,792
18,562		Morgan Stanley	507,114
1,326	*	MSCI, Inc (Class A)	48,823
407		MVC Capital, Inc	5,584
1,637	*	Nasdaq Stock Market, Inc	42,300
320		Nelnet, Inc (Class A)	6,986
370	*	Netspend Holdings, Inc	3,892
341	*	NewStar Financial, Inc	3,724
300		NGP Capital Resources Co	2,892
3,013		Northern Trust Corp	152,910
3,159		NYSE Euronext	111,102
116		Oppenheimer Holdings, Inc	3,887
480		optionsXpress Holdings, Inc	8,789
385		PennantPark Investment Corp	4,589
300	*	Penson Worldwide, Inc	2,013
639	*	PHH Corp	13,911
272	*	Pico Holdings, Inc	8,176
236	*	Piper Jaffray Cos	9,777
205	*	Portfolio Recovery Associates, Inc	17,452
499	*	Primus Guaranty Ltd	2,535
519		Prospect Capital Corp	6,337
90		Pzena Investment Management, Inc (Class A)	635
1,150		Raymond James Financial, Inc	43,976
219	*	Safeguard Scientifics, Inc	4,457
209		Sanders Morris Harris Group, Inc	1,674
1,802		SEI Investments Co	43,032
6,449	*	SLM Corp	98,670
69		Solar Capital Ltd	1,648
6,162		State Street Corp	276,920
451	*	Stifel Financial Corp	32,377
289		SWS Group, Inc	1,754
3,162		T Rowe Price Group, Inc	210,020
2,921		TD Ameritrade Holding Corp	60,961
104		THL Credit, Inc	1,422
330		TICC Capital Corp	3,587
359	*	TradeStation Group, Inc	2,520
90		Triangle Capital Corp	1,625
56	*	Virtus Investment Partners, Inc	3,300
1,037		Waddell & Reed Financial, Inc (Class A)	42,113
61		Westwood Holdings Group, Inc	2,455
199	*	World Acceptance Corp	12,975

		TOTAL DIVERSIFIED FINANCIALS	15,670,525

ENERGY - 12.1%
2,642	*	Abraxas Petroleum Corp	15,456
142		Alon USA Energy, Inc	1,945
1,446	*	Alpha Natural Resources, Inc	85,849

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

74	*	Amyris Biotechnologies, Inc	$2,112
6,039		Anadarko Petroleum Corp	494,715
4,636		Apache Corp	606,945
180		APCO Argentina, Inc	15,437
284	*	Approach Resources, Inc	9,542
1,955		Arch Coal, Inc	70,458
643	*	ATP Oil & Gas Corp	11,645
675	*	Atwood Oceanics, Inc	31,340
5,167		Baker Hughes, Inc	379,413
448	*	Basic Energy Services, Inc	11,428
617		Berry Petroleum Co (Class A)	31,128
553	*	Bill Barrett Corp	22,070
1,271	*	BPZ Energy, Inc	6,749
1,428	*	Brigham Exploration Co	53,093
433	*	Bristow Group, Inc	20,481
1,249		Cabot Oil & Gas Corp	66,160
1,143	*	Cal Dive International, Inc	7,978
354	*	Callon Petroleum Co	2,751
2,896	*	Cameron International Corp	165,362
235		CARBO Ceramics, Inc	33,163
417	*	Carrizo Oil & Gas, Inc	15,400
599	*	Cheniere Energy, Inc	5,577
8,005		Chesapeake Energy Corp	268,328
24,555		Chevron Corp	2,637,943
1,008		Cimarex Energy Co	116,162
90	*	Clayton Williams Energy, Inc	9,513
485	*	Clean Energy Fuels Corp	7,944
377	*	Cloud Peak Energy, Inc	8,139
897	*	Cobalt International Energy, Inc	15,079
935	*	Complete Production Services, Inc	29,742
599	*	Comstock Resources, Inc	18,533
1,248	*	Concho Resources, Inc	133,910
18,181		ConocoPhillips	1,451,935
2,719		Consol Energy, Inc	145,820
151	*	Contango Oil & Gas Co	9,549
365	*	Continental Resources, Inc	26,087
598		Core Laboratories NV	61,098
456		Crosstex Energy, Inc	4,537
359	*	CVR Energy, Inc	8,314
80	*	Dawson Geophysical Co	3,510
69		Delek US Holdings, Inc	936
3,577	*	Delta Petroleum Corp	3,255
4,811	*	Denbury Resources, Inc	117,388
5,426	*	Devon Energy Corp	497,944
449		DHT Maritime, Inc	2,160
829		Diamond Offshore Drilling, Inc	64,413
994	*	Dresser-Rand Group, Inc	53,298
416	*	Dril-Quip, Inc	32,876
8,557		El Paso Corp	154,026
780	*	Endeavour International Corp	9,906
354	*	Energy Partners Ltd	6,372
847	*	Energy XXI Bermuda Ltd	28,883

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,280		EOG Resources, Inc	$388,713
1,792		Equitable Resources, Inc	89,421
1,767		EXCO Resources, Inc	36,506
747	*	Exterran Holdings, Inc	17,726
62,543	d	Exxon Mobil Corp	5,261,742
1,465	*	FMC Technologies, Inc	138,413
1,348	*	Forest Oil Corp	50,995
1,200		Frontier Oil Corp	35,184
623		Frontline Ltd	15,432
386	*	FX Energy, Inc	3,227
1,809	*	Gastar Exploration Ltd	8,792
570		General Maritime Corp	1,169
153	*	Georesources, Inc	4,784
690	*	Global Geophysical Services, Inc	9,977
1,315	*	Global Industries Ltd	12,874
1,500	*	GMX Resources, Inc	9,255
383		Golar LNG Ltd	9,797
321	*	Goodrich Petroleum Corp	7,133
143	*	Green Plains Renewable Energy, Inc	1,719
190		Gulf Island Fabrication, Inc	6,112
287	*	Gulfmark Offshore, Inc	12,774
394	*	Gulfport Energy Corp	14,243
11,122		Halliburton Co	554,321
978	*	Harvest Natural Resources, Inc	14,905
1,693	*	Helix Energy Solutions Group, Inc	29,120
1,132		Helmerich & Payne, Inc	77,757
1,501	*	Hercules Offshore, Inc	9,922
3,591		Hess Corp	305,989
524		Holly Corp	31,838
301	*	Hornbeck Offshore Services, Inc	9,286
220		Houston American Energy Corp	3,390
1,568	*	International Coal Group, Inc	17,718
1,704	*	ION Geophysical Corp	21,624
13	*	Isramco, Inc	845
420	*	James River Coal Co	10,151
1,993	*	Key Energy Services, Inc	30,991
185		Knightsbridge Tankers Ltd	4,632
2,999	*	Kodiak Oil & Gas Corp	20,093
192	*	L&L Energy, Inc	1,329
400		Lufkin Industries, Inc	37,388
1,790	*	Magnum Hunter Resources Corp	15,340
8,544		Marathon Oil Corp	455,481
1,373		Massey Energy Co	93,858
440	*	Matrix Service Co	6,116
2,762	*	McDermott International, Inc	70,127
1,294	*	McMoRan Exploration Co	22,917
1,226	*	Miller Petroleum, Inc	6,130
2,306		Murphy Oil Corp	169,307
3,362	*	Nabors Industries Ltd	102,138
5,138		National Oilwell Varco, Inc	407,289
136	*	Natural Gas Services Group, Inc	2,415
1,602	*	Newfield Exploration Co	121,768

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,250	*	Newpark Resources, Inc	$9,825
2,103		Noble Energy, Inc	203,255
562		Nordic American Tanker Shipping	13,960
746	*	Northern Oil And Gas, Inc	19,918
570	*	Oasis Petroleum, Inc	18,023
9,943		Occidental Petroleum Corp	1,038,944
663	*	Oceaneering International, Inc	59,305
597	*	Oil States International, Inc	45,456
443		Overseas Shipholding Group, Inc	14,238
42	*	OYO Geospace Corp	4,140
4,228	*	Pacific Asia Petroleum, Inc	6,342
85		Panhandle Oil and Gas, Inc (Class A)	2,690
1,722	*	Parker Drilling Co	11,899
1,236	*	Patriot Coal Corp	31,926
1,800		Patterson-UTI Energy, Inc	52,902
3,235		Peabody Energy Corp	232,791
551		Penn Virginia Corp	9,345
3,628	*	PetroHawk Energy Corp	89,031
229	*	Petroleum Development Corp	10,994
815	*	Petroquest Energy, Inc	7,628
149	*	PHI, Inc	3,296
568	*	Pioneer Drilling Co	7,838
1,462		Pioneer Natural Resources Co	149,007
1,680	*	Plains Exploration & Production Co	60,866
2,036	*	Pride International, Inc	87,446
2,092		Questar Market Resources, Inc	84,810
1,420	*	Quicksilver Resources, Inc	20,320
671	*	RAM Energy Resources, Inc	1,396
1,920		Range Resources Corp	112,243
2,606	*	Rentech, Inc	3,258
460	*	Resolute Energy Corp	8,344
494	*	Rex Energy Corp	5,755
92	*	Rex Stores Corp	1,468
607	*	Rosetta Resources, Inc	28,857
1,533	*	Rowan Cos, Inc	67,728
505		RPC, Inc	12,787
4,435	*	SandRidge Energy, Inc	56,768
16,679		Schlumberger Ltd	1,555,485
156	*	Scorpio Tankers, Inc	1,610
272		SEACOR Holdings, Inc	25,149
482		Ship Finance International Ltd	9,992
1,467		Southern Union Co	41,986
4,170	*	Southwestern Energy Co	179,185
7,929		Spectra Energy Corp	215,510
754		St. Mary Land & Exploration Co	55,939
539	*	Stone Energy Corp	17,986
1,429		Sunoco, Inc	65,148
943	*	Superior Energy Services	38,663
457	*	Swift Energy Co	19,505
787	*	Syntroleum Corp	1,779
200		Targa Resources Investments, Inc	7,248
480		Teekay Corp	17,726

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

320		Teekay Tankers Ltd (Class A)	$3,347
364	*	Tesco Corp	7,990
1,671	*	Tesoro Corp	44,833
974	*	Tetra Technologies, Inc	15,000
737		Tidewater, Inc	44,109
1,763	*	TransAtlantic Petroleum Ltd	5,465
1,834	*	Ultra Petroleum Corp	90,325
300	*	Union Drilling, Inc	3,075
488	*	Unit Corp	30,232
1,254	*	Uranium Energy Corp	5,003
1,472	*	USEC, Inc	6,477
621		Vaalco Energy, Inc	4,819
6,819		Valero Energy Corp	203,343
5,036	*	Vantage Drilling Co	9,065
231	*	Venoco, Inc	3,948
414		W&T Offshore, Inc	9,435
580	*	Warren Resources, Inc	2,952
8,906	*	Weatherford International Ltd	201,276
925	*	Western Refining, Inc	15,679
1,408	*	Whiting Petroleum Corp	103,418
1,032	*	Willbros Group, Inc	11,269
7,036		Williams Cos, Inc	219,382
874		World Fuel Services Corp	35,493

		TOTAL ENERGY	22,807,615

FOOD & STAPLES RETAILING - 1.8%
207		Andersons, Inc	10,085
15		Arden Group, Inc (Class A)	1,145
650	*	BJ’s Wholesale Club, Inc	31,733
629		Casey’s General Stores, Inc	24,531
5,349		Costco Wholesale Corp	392,189
16,597		CVS Corp	569,609
184	*	Fresh Market, Inc	6,944
100		Ingles Markets, Inc (Class A)	1,981
8,023		Kroger Co	192,311
180		Nash Finch Co	6,829
248	*	Pantry, Inc	3,678
187		Pricesmart, Inc	6,852
7,015	*	Rite Aid Corp	7,436
520		Ruddick Corp	20,067
4,677		Safeway, Inc	110,097
217		Spartan Stores, Inc	3,209
2,554		Supervalu, Inc	22,807
91	*	Susser Holdings Corp	1,191
7,125		Sysco Corp	197,363
668	*	United Natural Foods, Inc	29,940
77		Village Super Market (Class A)	2,241
11,240		Walgreen Co	451,174
23,698		Wal-Mart Stores, Inc	1,233,480
133		Weis Markets, Inc	5,381
1,659		Whole Foods Market, Inc	109,328
610	*	Winn-Dixie Stores, Inc	4,355

		TOTAL FOOD & STAPLES RETAILING	3,445,956

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD BEVERAGE & TOBACCO - 4.7%
100		Alico, Inc	$2,677
1,062	*	Alliance One International, Inc	4,269
25,501		Altria Group, Inc	663,791
7,745		Archer Daniels Midland Co	278,896
571		B&G Foods, Inc (Class A)	10,718
100	*	Boston Beer Co, Inc (Class A)	9,262
1,362		Brown-Forman Corp (Class B)	93,025
1,735		Bunge Ltd	125,493
125		Calavo Growers, Inc	2,731
200		Cal-Maine Foods, Inc	5,900
2,373		Campbell Soup Co	78,570
841	*	Central European Distribution Corp	9,545
536	*	Chiquita Brands International, Inc	8,222
77		Coca-Cola Bottling Co Consolidated	5,147
25,757		Coca-Cola Co	1,708,976
4,139		Coca-Cola Enterprises, Inc	112,995
5,364		ConAgra Foods, Inc	127,395
2,181	*	Constellation Brands, Inc (Class A)	44,231
902		Corn Products International, Inc	46,742
1,308	*	Darling International, Inc	20,104
2,171	*	Dean Foods Co	21,710
262		Diamond Foods, Inc	14,620
433	*	Dole Food Co, Inc	5,902
2,959		Dr Pepper Snapple Group, Inc	109,956
200		Farmer Bros Co	2,424
947		Flowers Foods, Inc	25,787
476		Fresh Del Monte Produce, Inc	12,428
8,151		General Mills, Inc	297,918
1,331	*	Green Mountain Coffee Roasters, Inc	85,996
38		Griffin Land & Nurseries, Inc (Class A)	1,223
3,808		H.J. Heinz Co	185,906
490	*	Hain Celestial Group, Inc	15,817
826	*	Hansen Natural Corp	49,750
954	*	Heckmann Corp	6,249
1,853		Hershey Co	100,711
1,690		Hormel Foods Corp	47,050
125		Imperial Sugar Co	1,668
192		J&J Snack Foods Corp	9,037
1,525		J.M. Smucker Co	108,870
92	*	John B. Sanfilippo & Son, Inc	1,076
3,213		Kellogg Co	173,438
19,566		Kraft Foods, Inc (Class A)	613,589
260		Lancaster Colony Corp	15,756
400		Lance, Inc	7,940
101		Limoneira Co	2,394
1,910		Lorillard, Inc	181,469
1,734		McCormick & Co, Inc	82,937
2,462		Mead Johnson Nutrition Co	142,624
1,586		Molson Coors Brewing Co (Class B)	74,368

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

129		National Beverage Corp	$1,771
19,751		PepsiCo, Inc	1,272,162
22,613		Philip Morris International, Inc	1,484,092
586	*	Pilgrim’s Pride Corp	4,518
751	*	Ralcorp Holdings, Inc	51,391
4,046		Reynolds American, Inc	143,754
272		Sanderson Farms, Inc	12,490
7,959		Sara Lee Corp	140,636
77	*	Seneca Foods Corp	2,300
718	*	Smart Balance, Inc	3,296
1,571	*	Smithfield Foods, Inc	37,798
650	*	Star Scientific, Inc	2,951
215	*	Synutra International, Inc	2,473
390		Tootsie Roll Industries, Inc	11,071
417	*	TreeHouse Foods, Inc	23,715
3,645		Tyson Foods, Inc (Class A)	69,948
302		Universal Corp	13,149
760		Vector Group Ltd	13,140

		TOTAL FOOD BEVERAGE & TOBACCO	9,047,957

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247	*	Abaxis, Inc	7,123
400	*	Abiomed, Inc	5,812
143	*	Accretive Health, Inc	3,970
606	*	Accuray, Inc	5,472
5,117		Aetna, Inc	191,529
114	*	Air Methods Corp	7,667
835		Alcon, Inc	138,201
700	*	Align Technology, Inc	14,336
312	*	Alliance Imaging, Inc	1,379
544	*	Allied Healthcare International, Inc	1,382
1,563	*	Allscripts Healthcare Solutions, Inc	32,807
72	*	Almost Family, Inc	2,710
620	*	Alphatec Holdings, Inc	1,674
341	*	Amedisys, Inc	11,935
101		America Service Group, Inc	2,590
155	*	American Dental Partners, Inc	2,034
909	*	American Medical Systems Holdings, Inc	19,671
623	*	Amerigroup Corp	40,028
3,400		AmerisourceBergen Corp	134,504
357	*	AMN Healthcare Services, Inc	3,092
451	*	Amsurg Corp	11,473
150		Analogic Corp	8,483
275	*	Angiodynamics, Inc	4,158
844	*	Antares Pharma, Inc	1,519
325	*	Arthrocare Corp	10,836
132	*	Assisted Living Concepts, Inc (A Shares)	5,166
404	*	athenahealth, Inc	18,233
18		Atrion Corp	3,140
1,222		Bard (C.R.), Inc	121,357
7,304		Baxter International, Inc	392,736
845		Beckman Coulter, Inc	70,194

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,703		Becton Dickinson & Co	$215,213
412	*	Bio-Reference Labs, Inc	9,245
496	*	BioScrip, Inc	2,336
18,299	*	Boston Scientific Corp	131,570
1,034	*	Brookdale Senior Living, Inc	28,952
146		Cantel Medical Corp	3,760
236	*	Capital Senior Living Corp	2,506
4,360		Cardinal Health, Inc	179,327
291	*	CardioNet, Inc	1,394
2,135	*	CareFusion Corp	60,207
456	*	Catalyst Health Solutions, Inc	25,504
593	*	Centene Corp	19,557
829	*	Cerner Corp	92,185
449	*	Cerus Corp	1,298
281		Chemed Corp	18,717
128	*	Chindex International, Inc	2,054
3,324		Cigna Corp	147,187
1,105	*	Community Health Systems, Inc	44,189
185		Computer Programs & Systems, Inc	11,892
342	*	Conceptus, Inc	4,942
450	*	Conmed Corp	11,826
370	*	Continucare Corp	1,980
546		Cooper Cos, Inc	37,920
90	*	Corvel Corp	4,786
1,774	*	Coventry Health Care, Inc	56,573
6,138	*	Covidien plc	318,808
296	*	Cross Country Healthcare, Inc	2,318
253	*	CryoLife, Inc	1,543
158	*	Cutera, Inc	1,354
327	*	Cyberonics, Inc	10,402
85	*	Cynosure, Inc (Class A)	1,181
1,251	*	DaVita, Inc	106,973
545	*	Delcath Systems, Inc	4,017
1,806		Dentsply International, Inc	66,804
689	*	DexCom, Inc	10,693
112	*	DynaVox, Inc	618
1,386	*	Edwards Lifesciences Corp	120,582
208	*	Electro-Optical Sciences, Inc	732
340	*	Emdeon, Inc	5,477
371	*	Emergency Medical Services Corp (Class A)	23,592
280	*	Emeritus Corp	7,129
536	*	Endologix, Inc	3,634
270		Ensign Group, Inc	8,621
78	*	Exactech, Inc	1,369
144	*	EXamWorks, Inc	3,201
6,839	*	Express Scripts, Inc	380,316
374	*	Five Star Quality Care, Inc	3,041
645	*	Gen-Probe, Inc	42,796
376	*	Gentiva Health Services, Inc	10,539
269	*	Greatbatch, Inc	7,118
360	*	Haemonetics Corp	23,594
259	*	Hanger Orthopedic Group, Inc	6,742

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

191	*	Hansen Medical, Inc	$422
3,008	*	Health Management Associates, Inc (Class A)	32,787
1,227	*	Health Net, Inc	40,123
1,191	*	Healthsouth Corp	29,751
627	*	Healthspring, Inc	23,431
402	*	Healthways, Inc	6,179
114	*	HeartWare International, Inc	9,750
1,121	*	Henry Schein, Inc	78,661
759		Hill-Rom Holdings, Inc	28,827
335	*	HMS Holdings Corp	27,420
3,134	*	Hologic, Inc	69,575
2,014	*	Humana, Inc	140,859
154	*	ICU Medical, Inc	6,742
720	*	Idexx Laboratories, Inc	55,598
866	*	Immucor, Inc	17,129
573	*	Insulet Corp	11,815
289	*	Integra LifeSciences Holdings Corp	13,704
492	*	Intuitive Surgical, Inc	164,062
316		Invacare Corp	9,834
1,041	*	Inverness Medical Innovations, Inc	40,745
220	*	IPC The Hospitalist Co, Inc	9,990
205	*	IRIS International, Inc	1,849
66	*	Kensey Nash Corp	1,644
472	*	Kindred Healthcare, Inc	11,271
744	*	Kinetic Concepts, Inc	40,488
1,367	*	Laboratory Corp of America Holdings	125,942
174		Landauer, Inc	10,704
213	*	LCA-Vision, Inc	1,438
267	*	LHC Group, Inc	8,010
634	*	LifePoint Hospitals, Inc	25,474
1,219		Lincare Holdings, Inc	36,156
430	*	Magellan Health Services, Inc	21,104
303	*	MAKO Surgical Corp	7,333
611		Masimo Corp	20,224
3,073		McKesson Corp	242,921
486	*	MedAssets, Inc	7,421
164	*	Medcath Corp	2,288
4,943	*	Medco Health Solutions, Inc	277,599
147	*	Medical Action Industries, Inc	1,235
231	*	Medidata Solutions, Inc	5,907
13,636		Medtronic, Inc	536,576
314	*	Merge Healthcare, Inc	1,532
489		Meridian Bioscience, Inc	11,731
310	*	Merit Medical Systems, Inc	6,082
478	*	Metropolitan Health Networks, Inc	2,261
410	*	Mettler-Toledo International, Inc	70,520
159	*	Molina Healthcare, Inc	6,360
131	*	MWI Veterinary Supply, Inc	10,569
100		National Healthcare Corp	4,649
316	*	Natus Medical, Inc	5,309
250	*	Neogen Corp	10,345
472	*	NuVasive, Inc	11,951

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

452	*	NxStage Medical, Inc	$9,935
1,451		Omnicare, Inc	43,515
387	*	Omnicell, Inc	5,898
360	*	OraSure Technologies, Inc	2,830
181	*	Orthofix International NV	5,875
720	*	Orthovita, Inc	1,534
754		Owens & Minor, Inc	24,490
200	*	Palomar Medical Technologies, Inc	2,970
1,289		Patterson Cos, Inc	41,493
538	*	Pediatrix Medical Group, Inc	35,836
373	*	PharMerica Corp	4,267
97	*	Providence Service Corp	1,453
731	*	PSS World Medical, Inc	19,847
226		Quality Systems, Inc	18,835
1,574		Quest Diagnostics, Inc	90,851
333	*	Quidel Corp	3,983
300	*	RehabCare Group, Inc	11,061
1,820	*	Resmed, Inc	54,600
119	*	Rochester Medical Corp	1,366
611	*	RTI Biologics, Inc	1,747
230	*	Rural	3,919
599	*	Select Medical Holdings Corp	4,828
405	*	Sirona Dental Systems, Inc	20,315
246	*	Skilled Healthcare Group, Inc (Class A)	3,540
685	*	Solta Medical, Inc	2,261
166	*	SonoSite, Inc	5,531
330	*	Spectranetics Corp	1,554
3,988		St. Jude Medical, Inc	204,425
407	*	Staar Surgical Co	2,267
300	*	Stereotaxis, Inc	1,161
745		STERIS Corp	25,732
3,794		Stryker Corp	230,675
199	*	Sun Healthcare Group, Inc	2,800
557	*	Sunrise Senior Living, Inc	6,645
147	*	SurModics, Inc	1,838
738	*	SXC Health Solutions Corp	40,442
376	*	Symmetry Medical, Inc	3,685
435	*	Syneron Medical Ltd	5,672
146	*	Synovis Life Technologies, Inc	2,800
193	*	Team Health Holdings, Inc	3,374
484		Teleflex, Inc	28,062
5,785	*	Tenet Healthcare Corp	43,098
682	*	Thoratec Corp	17,684
466	*	TomoTherapy, Inc	2,130
76	*	Transcend Services, Inc	1,824
246	*	Triple-S Management Corp (Class B)	5,063
584	*	Unilife Corp	3,311
14,054		UnitedHealth Group, Inc	635,240
417		Universal American Financial Corp	9,553
1,080		Universal Health Services, Inc (Class B)	53,363
133		US Physical Therapy, Inc	2,971
1,505	*	Varian Medical Systems, Inc	101,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200	*	Vascular Solutions, Inc	$2,182
1,033	*	VCA Antech, Inc	26,011
200	*	Vital Images, Inc	2,702
603	*	Volcano Corp	15,437
481	*	WellCare Health Plans, Inc	20,178
4,586		WellPoint, Inc	320,057
397		West Pharmaceutical Services, Inc	17,774
456	*	Wright Medical Group, Inc	7,757
68		Young Innovations, Inc	2,135
2,443	*	Zimmer Holdings, Inc	147,875
255	*	Zoll Medical Corp	11,427

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,341,304

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
1,031		Alberto-Culver Co	38,425
5,158		Avon Products, Inc	139,472
798	*	Central Garden and Pet Co (Class A)	7,350
933		Church & Dwight Co, Inc	74,024
1,776		Clorox Co	124,444
6,007		Colgate-Palmolive Co	485,125
350	*	Elizabeth Arden, Inc	10,504
809	*	Energizer Holdings, Inc	57,568
1,327		Estee Lauder Cos (Class A)	127,870
204		Female Health Co	1,018
744		Herbalife Ltd	60,532
140		Inter Parfums, Inc	2,591
5,112		Kimberly-Clark Corp	333,660
152	*	Medifast, Inc	3,002
559		Nu Skin Enterprises, Inc (Class A)	16,071
127	*	Nutraceutical International Corp	1,902
63		Oil-Dri Corp of America	1,342
400	*	Prestige Brands Holdings, Inc	4,600
35,202		Procter & Gamble Co	2,168,444
238	*	Revlon, Inc (Class A)	3,777
217	*	Spectrum Brands, Inc	6,024
92	*	USANA Health Sciences, Inc	3,175
314		WD-40 Co	13,295

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,684,215

INSURANCE - 3.7%
4,050		ACE Ltd	262,035
5,881		Aflac, Inc	310,399
70	*	Alleghany Corp	23,294
599		Allied World Assurance Co Holdings Ltd	37,551
6,476		Allstate Corp	205,807
629		American Equity Investment Life Holding Co	8,252
1,036		American Financial Group, Inc	36,281
1,471	*	American International Group, Inc	51,691
85		American National Insurance Co	6,729
118	*	American Safety Insurance Holdings Ltd	2,529
202	*	Amerisafe, Inc	4,466
294		Amtrust Financial Services, Inc	5,607

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,185		AON Corp	$221,638
607	*	Arch Capital Group Ltd	60,208
374		Argo Group International Holdings Ltd	12,357
1,252		Arthur J. Gallagher & Co	38,073
961		Aspen Insurance Holdings Ltd	26,485
1,348		Assurant, Inc	51,911
2,211		Assured Guaranty Ltd	32,944
1,528		Axis Capital Holdings Ltd	53,358
125		Baldwin & Lyons, Inc (Class B)	2,928
21,144	*	Berkshire Hathaway, Inc (Class B)	1,768,272
1,536		Brown & Brown, Inc	39,629
3,706		Chubb Corp	227,215
1,758		Cincinnati Financial Corp	57,662
387	*	Citizens, Inc (Class A)	2,825
303		CNA Financial Corp	8,954
198	*	CNA Surety Corp	5,001
2,903	*	Conseco, Inc	21,802
245		Crawford & Co (Class B)	1,166
571		Delphi Financial Group, Inc (Class A)	17,535
143		Donegal Group, Inc (Class A)	1,912
280	*	eHealth, Inc	3,724
60		EMC Insurance Group, Inc	1,490
620		Employers Holdings, Inc	12,809
551		Endurance Specialty Holdings Ltd	26,900
76	*	Enstar Group Ltd	7,591
363		Erie Indemnity Co (Class A)	25,813
710		Everest Re Group Ltd	62,608
155		FBL Financial Group, Inc (Class A)	4,762
2,808		Fidelity National Title Group, Inc (Class A)	39,677
1,253		First American Financial Corp	20,675
472		Flagstone Reinsurance Holdings Ltd	4,253
118	*	Fpic Insurance Group, Inc	4,472
5,894	*	Genworth Financial, Inc (Class A)	79,333
327	*	Greenlight Capital Re Ltd (Class A)	9,225
136	*	Hallmark Financial Services	1,140
539		Hanover Insurance Group, Inc	24,390
168		Harleysville Group, Inc	5,566
5,345		Hartford Financial Services Group, Inc	143,941
1,378		HCC Insurance Holdings, Inc	43,145
525	*	Hilltop Holdings, Inc	5,271
467		Horace Mann Educators Corp	7,846
205		Infinity Property & Casualty Corp	12,195
77		Kansas City Life Insurance Co	2,462
3,694		Lincoln National Corp	110,968
3,792		Loews Corp	163,397
553		Maiden Holdings Ltd	4,142
106	*	Markel Corp	43,932
6,518		Marsh & McLennan Cos, Inc	194,302
1,052		Max Capital Group Ltd	23,502
1,717	*	MBIA, Inc	17,239
694		Meadowbrook Insurance Group, Inc	7,183
303		Mercury General Corp	11,856

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,985		Metlife, Inc	$357,169
855		Montpelier Re Holdings Ltd	15,108
667	*	National Financial Partners Corp	9,838
173		National Interstate Corp	3,607
27		National Western Life Insurance Co (Class A)	4,381
149	*	Navigators Group, Inc	7,674
3,022		Old Republic International Corp	38,349
313		OneBeacon Insurance Group Ltd (Class A)	4,235
943		PartnerRe Ltd	74,723
1,675	*	Phoenix Cos, Inc	4,556
543		Platinum Underwriters Holdings Ltd	20,683
200		Presidential Life Corp	1,906
270		Primerica, Inc	6,888
3,855		Principal Financial Group	123,784
400	*	ProAssurance Corp	25,348
8,090		Progressive Corp	170,942
1,036		Protective Life Corp	27,506
5,699		Prudential Financial, Inc	350,944
912		Reinsurance Group of America, Inc (Class A)	57,255
697		RenaissanceRe Holdings Ltd	48,086
224		RLI Corp	12,914
200		Safety Insurance Group, Inc	9,222
257		SeaBright Insurance Holdings, Inc	2,634
656		Selective Insurance Group, Inc	11,349
628		Stancorp Financial Group, Inc	28,963
200		State Auto Financial Corp	3,644
200		Stewart Information Services Corp	2,096
440		Symetra Financial Corp	5,984
993		Torchmark Corp	66,015
503		Tower Group, Inc	12,087
713		Transatlantic Holdings, Inc	34,702
5,338		Travelers Cos, Inc	317,504
257	*	United America Indemnity Ltd	5,649
234		United Fire & Casualty Co	4,729
614		Unitrin, Inc	18,960
4,006		UnumProvident Corp	105,158
962		Validus Holdings Ltd	32,063
1,526		W.R. Berkley Corp	49,152
15		Wesco Financial Corp	5,838
92		White Mountains Insurance Group Ltd	33,506
4,131		XL Capital Ltd	101,623

		TOTAL INSURANCE	6,949,099

MATERIALS - 4.2%
412		A. Schulman, Inc	10,185
78	*	AEP Industries, Inc	2,318
2,617		Air Products & Chemicals, Inc	236,000
1,071		Airgas, Inc	71,136
1,349		AK Steel Holding Corp	21,287
1,104		Albemarle Corp	65,986
12,491		Alcoa, Inc	220,466
1,183		Allegheny Technologies, Inc	80,113

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

930	*	Allied Nevada Gold Corp	$32,996
292		AMCOL International Corp	10,506
241		American Vanguard Corp	2,092
816		Aptargroup, Inc	40,906
297		Arch Chemicals, Inc	12,352
934		Ashland, Inc	53,948
331		Balchem Corp	12,419
2,222		Ball Corp	79,659
1,312		Bemis Co, Inc	43,047
807		Boise, Inc	7,392
300	*	Brush Engineered Materials, Inc	12,240
520		Buckeye Technologies, Inc	14,160
793		Cabot Corp	36,708
730	*	Calgon Carbon Corp	11,592
601	*	Capital Gold Corp	3,864
574		Carpenter Technology Corp	24,516
200	*	Castle (A.M.) & Co	3,776
1,861		Celanese Corp (Series A)	82,573
742	*	Century Aluminum Co	13,861
857		CF Industries Holdings, Inc	117,229
141	*	Clearwater Paper Corp	11,477
1,625		Cleveland-Cliffs, Inc	159,705
1,061	*	Coeur d’Alene Mines Corp	36,902
1,329		Commercial Metals Co	22,952
404		Compass Minerals International, Inc	37,786
1,947	*	Crown Holdings, Inc	75,115
584		Cytec Industries, Inc	31,752
127		Deltic Timber Corp	8,489
508		Domtar Corporation	46,624
14,076		Dow Chemical Co	531,368
11,063		Du Pont (E.I.) de Nemours & Co	608,132
525		Eagle Materials, Inc	15,887
868		Eastman Chemical Co	86,210
2,809		Ecolab, Inc	143,315
1,134	*	Ferro Corp	18,813
876		FMC Corp	74,399
11,452		Freeport-McMoRan Copper & Gold, Inc (Class B)	636,158
1,260	*	General Moly, Inc	6,779
403	*	Georgia Gulf Corp	14,911
553		Glatfelter	7,366
743		Globe Specialty Metals, Inc	16,911
3,083	*	Golden Star Resources Ltd	9,157
207	*	Graham Packaging Co, Inc	3,608
1,659	*	Graphic Packaging Holding Co	8,992
415		Greif, Inc (Class A)	27,145
605		H.B. Fuller Co	12,995
107		Hawkins, Inc	4,396
128		Haynes International, Inc	7,098
760	*	Headwaters, Inc	4,484
2,915	*	Hecla Mining Co	26,468
716	*	Horsehead Holding Corp	12,208
2,678		Huntsman Corp	46,544

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

229		Innophos Holdings, Inc	$10,559
957		International Flavors & Fragrances, Inc	59,621
5,257		International Paper Co	158,656
498	*	Intrepid Potash, Inc	17,340
1,794	*	Jaguar Mining, Inc	9,365
162		Kaiser Aluminum Corp	7,979
460	*	Kapstone Paper and Packaging Corp	7,898
75		KMG Chemicals, Inc	1,475
239		Koppers Holdings, Inc	10,205
139	*	Kraton Polymers LLC	5,317
230	*	Landec Corp	1,495
1,562	*	Louisiana-Pacific Corp	16,401
161	*	LSB Industries, Inc	6,382
821		Lubrizol Corp	109,981
547		Martin Marietta Materials, Inc	49,049
2,187		MeadWestvaco Corp	66,332
135	*	Metals USA Holdings Corp	2,210
246		Minerals Technologies, Inc	16,856
310	*	Molycorp, Inc	18,606
6,649		Monsanto Co	480,456
1,905		Mosaic Co	150,019
426		Myers Industries, Inc	4,230
1,559		Nalco Holding Co	42,576
162		Neenah Paper, Inc	3,559
125		NewMarket Corp	19,778
5,830		Newmont Mining Corp	318,201
113		NL Industries, Inc	1,678
133	*	Noranda Aluminium Holding Corp	2,135
3,795		Nucor Corp	174,646
943		Olin Corp	21,614
89		Olympic Steel, Inc	2,920
346	*	OM Group, Inc	12,643
511	*	Omnova Solutions, Inc	4,022
1,985	*	Owens-Illinois, Inc	59,927
1,223		Packaging Corp of America	35,332
1,112		PolyOne Corp	15,802
2,063		PPG Industries, Inc	196,418
3,744		Praxair, Inc	380,389
116		Quaker Chemical Corp	4,660
881		Reliance Steel & Aluminum Co	50,904
462		Rock-Tenn Co (Class A)	32,040
616	*	Rockwood Holdings, Inc	30,320
686		Royal Gold, Inc	35,946
1,552		RPM International, Inc	36,829
362	*	RTI International Metals, Inc	11,276
246		Schnitzer Steel Industries, Inc (Class A)	15,992
221		Schweitzer-Mauduit International, Inc	11,185
554		Scotts Miracle-Gro Co (Class A)	32,049
1,913		Sealed Air Corp	51,001
479	*	Senomyx, Inc	2,893
600		Sensient Technologies Corp	21,504
1,110		Sherwin-Williams Co	93,229

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,461		Sigma-Aldrich Corp	$92,978
650		Silgan Holdings, Inc	24,791
1,458	*	Solutia, Inc	37,033
1,203		Sonoco Products Co	43,585
2,037		Southern Copper Corp (NY)	82,030
370	*	Spartech Corp	2,683
2,595		Steel Dynamics, Inc	48,708
100		Stepan Co	7,250
574	*	Stillwater Mining Co	13,162
345	*	STR Holdings, Inc	6,617
1,260		Temple-Inland, Inc	29,484
298		Texas Industries, Inc	13,479
96	*	Texas Petrochemicals, Inc	2,772
2,060	*	Thompson Creek Metals Co, Inc	25,832
1,028	*	Titanium Metals Corp	19,100
30	*	United States Lime & Minerals, Inc	1,215
1,738		United States Steel Corp	93,748
72	*	Universal Stainless & Alloy	2,429
334	*	US Energy Corp Wyoming	2,091
1,134	*	US Gold Corp	10,013
1,208		Valspar Corp	47,233
1,507		Vulcan Materials Co	68,719
742		Walter Energy, Inc	100,489
784		Wausau Paper Corp	5,990
220		Westlake Chemical Corp	12,364
735		Worthington Industries, Inc	15,376
878	*	WR Grace & Co	33,619
260		Zep, Inc	4,527
350	*	Zoltek Cos, Inc	4,701

		TOTAL MATERIALS	7,861,391

MEDIA - 3.1%
210	*	AH Belo Corp (Class A)	1,756
361		Arbitron, Inc	14,451
159	*	Ascent Media Corp (Series A)	7,767
162	*	Ballantyne Strong, Inc	1,162
946	*	Belo (A.H.) Corp (Class A)	8,334
2,863		Cablevision Systems Corp (Class A)	99,088
136	*	Carmike Cinemas, Inc	972
8,189		CBS Corp (Class B)	205,053
463	*	Central European Media Enterprises Ltd (Class A) Nasdaq	9,769
930		Cinemark Holdings, Inc	17,996
700	*	CKX, Inc	2,954
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,820
34,288		Comcast Corp (Class A)	847,599
200	*	Crown Media Holdings, Inc (Class A)	464
605	*	Dex One Corp	2,928
9,461	*	DIRECTV	442,775
3,422	*	Discovery Communications, Inc (Class A)	136,538
2,532		DISH Network Corp (Class A)	61,680
943	*	DreamWorks Animation SKG, Inc (Class A)	26,338
285	*	Entercom Communications Corp (Class A)	3,141

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

599	*	Entravision Communications Corp (Class A)	$1,623
354	*	EW Scripps Co (Class A)	3,505
52	*	Fisher Communications, Inc	1,616
2,876		Gannett Co, Inc	43,801
137	*	Global Sources Ltd	1,593
591	*	Gray Television, Inc	1,223
700		Harte-Hanks, Inc	8,330
5,779		Interpublic Group of Cos, Inc	72,642
542		John Wiley & Sons, Inc (Class A)	27,555
474	*	Journal Communications, Inc (Class A)	2,844
284	*	Knology, Inc	3,666
736	*	Lamar Advertising Co (Class A)	27,188
552	*	Lee Enterprises, Inc	1,490
2,848	*	Liberty Global, Inc (Class A)	117,936
878	*	Liberty Media Corp - Capital (Series A)	64,682
638	*	Liberty Media Corp - Starz	49,509
341	*	Lin TV Corp (Class A)	2,022
823	*	Lions Gate Entertainment Corp	5,144
1,699	*	Live Nation, Inc	16,990
562	*	Lodgenet Entertainment Corp	2,046
715	*	Madison Square Garden, Inc	19,298
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	887
732	*	McClatchy Co (Class A)	2,489
3,953		McGraw-Hill Cos, Inc	155,748
1,201	*	Media General, Inc (Class A)	8,263
426		Meredith Corp	14,450
265		Morningstar, Inc	15,471
760		National CineMedia, Inc	14,189
1,565	*	New York Times Co (Class A)	14,821
27,608		News Corp (Class A)	484,796
3,697		Omnicom Group, Inc	181,375
183		Outdoor Channel Holdings, Inc	1,365
485		Primedia, Inc	2,362
2,720	*	Radio One, Inc	5,304
1,035		Regal Entertainment Group (Class A)	13,973
114	*	Rentrak Corp	3,069
365		Scholastic Corp	9,870
1,200		Scripps Networks Interactive (Class A)	60,108
540		Sinclair Broadcast Group, Inc (Class A)	6,772
46,778	*	Sirius XM Radio, Inc	77,651
157	*	SuperMedia, Inc	980
4,505		Thomson Corp	176,776
4,280		Time Warner Cable, Inc	305,335
13,906		Time Warner, Inc	496,444
601	*	Valassis Communications, Inc	17,513
7,421		Viacom, Inc (Class B)	345,225
3,996		Virgin Media, Inc	111,049
23,920		Walt Disney Co	1,030,712
675	*	Warner Music Group Corp	4,570
77		Washington Post Co (Class B)	33,692
251		World Wrestling Entertainment, Inc (Class A)	3,155

		TOTAL MEDIA	5,969,702

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
18,882		Abbott Laboratories	$926,162
457	*	Acorda Therapeutics, Inc	10,602
166	*	Affymax, Inc	974
766	*	Affymetrix, Inc	3,991
4,191	*	Agilent Technologies, Inc	187,672
1,200	*	Akorn, Inc	6,924
276	*	Albany Molecular Research, Inc	1,176
1,079	*	Alexion Pharmaceuticals, Inc	106,476
463	*	Alexza Pharmaceuticals, Inc	787
1,288	*	Alkermes, Inc	16,680
3,743		Allergan, Inc	265,828
955	*	Allos Therapeutics, Inc	3,027
434	*	Alnylam Pharmaceuticals, Inc	4,153
252	*	AMAG Pharmaceuticals, Inc	4,208
11,931	*	Amgen, Inc	637,712
1,697	*	Amylin Pharmaceuticals, Inc	19,295
249	*	Ardea Biosciences, Inc	7,144
955	*	Arena Pharmaceuticals, Inc	1,327
1,355	*	Ariad Pharmaceuticals, Inc	10,190
364	*	Arqule, Inc	2,606
600	*	Array Biopharma, Inc	1,836
567	*	Auxilium Pharmaceuticals, Inc	12,173
745	*	AVANIR Pharmaceuticals, Inc	3,040
132	*	AVEO Pharmaceuticals, Inc	1,767
937	*	AVI BioPharma, Inc	1,752
572	*	BioCryst Pharmaceuticals, Inc	2,168
125	*	Biodel, Inc	263
3,054	*	Biogen Idec, Inc	224,133
1,203	*	BioMarin Pharmaceuticals, Inc	30,231
528	*	BioMimetic Therapeutics, Inc	6,922
247	*	Bio-Rad Laboratories, Inc (Class A)	29,675
794	*	Biosante Pharmaceuticals, Inc	1,572
45	*	Biospecifics Technologies Corp	1,148
252	*	Biotime, Inc	1,877
21,068		Bristol-Myers Squibb Co	556,827
869	*	Bruker BioSciences Corp	18,119
480	*	Cadence Pharmaceuticals, Inc	4,421
539	*	Caliper Life Sciences, Inc	3,644
206	*	Cambrex Corp	1,133
906	*	Celera Corp	7,348
5,570	*	Celgene Corp	320,442
175	*	Celldex Therapeutics, Inc	704
908	*	Cephalon, Inc	68,808
712	*	Cepheid, Inc	19,950
799	*	Charles River Laboratories International, Inc	30,666
1,587	*	Chelsea Therapeutics International, Inc	6,189
118	*	Clinical Data, Inc	3,575
59	*	Codexis, Inc	700
804	*	Combinatorx, Inc	1,946
772	*	Covance, Inc	42,244

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

805	*	Cubist Pharmaceuticals, Inc	$20,318
754	*	Curis, Inc	2,451
530	*	Cytokinetics, Inc	790
335	*	Cytori Therapeutics, Inc	2,623
1,260	*	Cytrx	1,109
1,787	*	Dendreon Corp	66,887
567	*	Depomed, Inc	5,693
241	*	Dionex Corp	28,450
698	*	Durect Corp	2,513
1,197	*	Dyax Corp	1,927
859	*	Dynavax Technologies Corp	2,371
12,599		Eli Lilly & Co	443,107
220	*	Emergent Biosolutions, Inc	5,315
1,415	*	Endo Pharmaceuticals Holdings, Inc	53,996
242	*	Enzo Biochem, Inc	1,014
551	*	Enzon Pharmaceuticals, Inc	6,006
723	*	eResearch Technology, Inc	4,895
422	*	Exact Sciences Corp	3,106
1,296	*	Exelixis, Inc	14,645
3,617	*	Forest Laboratories, Inc	116,829
104	*	Furiex Pharmaceuticals Inc	1,756
270	*	Genomic Health, Inc	6,642
3,408	*	Genzyme Corp	259,519
1,012	*	Geron Corp	5,111
9,738	*	Gilead Sciences, Inc	413,281
867	*	Halozyme Therapeutics, Inc	5,818
118	*	Hi-Tech Pharmacal Co, Inc	2,375
2,098	*	Hospira, Inc	115,810
2,255	*	Human Genome Sciences, Inc	61,900
431	*	Idenix Pharmaceuticals, Inc	1,431
1,466	*	Illumina, Inc	102,722
811	*	Immunogen, Inc	7,356
1,809	*	Immunomedics, Inc	6,910
738	*	Impax Laboratories, Inc	18,782
1,128	*	Incyte Corp	17,879
224	*	Infinity Pharmaceuticals, Inc	1,317
620	*	Inhibitex, Inc	2,244
708	*	Inspire Pharmaceuticals, Inc	2,804
614	*	InterMune, Inc	28,975
238	*	Ironwood Pharmaceuticals, Inc	3,332
1,170	*	Isis Pharmaceuticals, Inc	10,577
187	*	Jazz Pharmaceuticals, Inc	5,956
33,957		Johnson & Johnson	2,011,952
135	*	Kendle International, Inc	1,446
618	*	Keryx Biopharmaceuticals, Inc	3,090
2,404	*	Lexicon Pharmaceuticals, Inc	4,039
2,218	*	Life Technologies Corp	116,267
230	*	Ligand Pharmaceuticals, Inc (Class B)	2,300
588	*	Luminex Corp	11,031
641	*	MannKind Corp	2,340
94	*	MAP Pharmaceuticals, Inc	1,296
317		Maxygen, Inc	1,648

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

547	*	Medicines Co	$8,911
709		Medicis Pharmaceutical Corp (Class A)	22,716
358	*	Medivation, Inc	6,673
38,210		Merck & Co, Inc	1,261,312
431	*	Metabolix, Inc	4,530
964	*	Micromet, Inc	5,408
571	*	Momenta Pharmaceuticals, Inc	9,050
5,284	*	Mylan Laboratories, Inc	119,788
1,132	*	Myriad Genetics, Inc	22,810
612	*	Nabi Biopharmaceuticals	3,556
1,670	*	Nektar Therapeutics	15,815
516	*	Neuralstem, Inc	929
559	*	Neurocrine Biosciences, Inc	4,243
410	*	NeurogesX, Inc	1,661
765	*	Novavax, Inc	1,981
709	*	NPS Pharmaceuticals, Inc	6,785
203	*	Obagi Medical Products, Inc	2,566
215	*	Omeros Corp	1,720
797	*	Onyx Pharmaceuticals, Inc	28,038
1,089	*	Opko Health, Inc	4,062
348	*	Optimer Pharmaceuticals, Inc	4,117
224	*	Orexigen Therapeutics, Inc	629
170	*	Osiris Therapeutics, Inc	1,234
185	*	Pacific Biosciences of California, Inc	2,599
300		Pain Therapeutics, Inc	2,868
424	*	Par Pharmaceutical Cos, Inc	13,178
647	*	Parexel International Corp	16,110
1,837		PDL BioPharma, Inc	10,655
617	*	Peregrine Pharmaceuticals, Inc	1,456
1,408		PerkinElmer, Inc	36,988
960		Perrigo Co	76,339
98,433		Pfizer, Inc	1,999,174
1,248		Pharmaceutical Product Development, Inc	34,582
468	*	Pharmacyclics, Inc	2,757
441	*	Pharmasset, Inc	34,711
322	*	Pozen, Inc	1,729
300	*	Progenics Pharmaceuticals, Inc	1,854
409	*	Pure Bioscience	638
622	*	Questcor Pharmaceuticals, Inc	8,963
764	*	Regeneron Pharmaceuticals, Inc	34,334
517	*	Rigel Pharmaceuticals, Inc	3,676
722	*	Salix Pharmaceuticals Ltd	25,292
410	*	Sangamo Biosciences, Inc	3,415
630	*	Santarus, Inc	2,155
739	*	Savient Pharmaceuticals, Inc	7,833
450	*	Sciclone Pharmaceuticals, Inc	1,818
1,012	*	Seattle Genetics, Inc	15,757
805	*	Sequenom, Inc	5,096
310	*	SIGA Technologies, Inc	3,751
354	*	Somaxon Pharmaceuticals, Inc	1,002
394	*	Spectrum Pharmaceuticals, Inc	3,503
1,224	*	StemCells, Inc	1,114

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

703	*	SuperGen, Inc	$2,179
271	*	Synta Pharmaceuticals Corp	1,425
614	*	Talecris Biotherapeutics Holdings Corp	16,455
286	*	Targacept, Inc	7,605
463		Techne Corp	33,151
750	*	Theravance, Inc	18,165
5,041	*	Thermo Electron Corp	280,027
686	*	United Therapeutics Corp	45,976
317	*	Vanda Pharmaceuticals, Inc	2,311
2,471	*	Vertex Pharmaceuticals, Inc	118,435
423	*	Vical, Inc	1,252
931	*	Viropharma, Inc	18,527
979	*	Vivus, Inc	6,060
1,080		Warner Chilcott plc	25,142
1,129	*	Waters Corp	98,110
1,347	*	Watson Pharmaceuticals, Inc	75,445
288	*	Xenoport, Inc	1,708
599	*	ZIOPHARM Oncology, Inc	3,744

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,291,756

REAL ESTATE - 2.7%
483		Acadia Realty Trust	9,138
79		Agree Realty Corp	1,774
24		Alexander’s, Inc	9,767
692		Alexandria Real Estate Equities, Inc	53,955
2,025		AMB Property Corp	72,839
393		American Assets Trust,Inc	8,359
786		American Campus Communities, Inc	25,938
1,526		American Capital Agency Corp	44,468
9,580		Annaly Capital Management, Inc	167,171
1,428		Anworth Mortgage Asset Corp	10,125
1,446		Apartment Investment & Management Co (Class A)	36,830
131		Apollo Commercial Real Estate Finance, Inc	2,142
548		Ashford Hospitality Trust, Inc	6,039
672		Associated Estates Realty Corp	10,671
973		AvalonBay Communities, Inc	116,838
110	*	Avatar Holdings, Inc	2,177
1,291		BioMed Realty Trust, Inc	24,555
1,810		Boston Properties, Inc	171,679
1,550		Brandywine Realty Trust	18,817
720		BRE Properties, Inc (Class A)	33,970
806		Camden Property Trust	45,797
373		Campus Crest Communities, Inc	4,413
1,088		Capital Lease Funding, Inc	5,962
838		Capstead Mortgage Corp	10,710
3,368	*	CB Richard Ellis Group, Inc (Class A)	89,926
1,729		CBL & Associates Properties, Inc	30,119
1,018		Cedar Shopping Centers, Inc	6,139
105		Chatham Lodging Trust	1,706
462		Chesapeake Lodging Trust	8,043
12,294		Chimera Investment Corp	48,684
509		Cogdell Spencer, Inc	3,023

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

806		Colonial Properties Trust	$15,516
175		Colony Financial, Inc	3,295
59		Consolidated-Tomoka Land Co	1,912
238		Coresite Realty	3,770
851		Corporate Office Properties Trust	30,755
1,084		Cousins Properties, Inc	9,051
158		CreXus Investment Corp	1,804
523		Cypress Sharpridge Investments, Inc	6,632
2,531		DCT Industrial Trust, Inc	14,047
2,398		Developers Diversified Realty Corp	33,572
1,854		DiamondRock Hospitality Co	20,709
1,185		Digital Realty Trust, Inc	68,896
1,381		Douglas Emmett, Inc	25,894
2,789		Duke Realty Corp	39,074
513		DuPont Fabros Technology, Inc	12,440
142		Dynex Capital, Inc	1,429
305		EastGroup Properties, Inc	13,411
684		Education Realty Trust, Inc	5,493
496		Entertainment Properties Trust	23,223
316		Equity Lifestyle Properties, Inc	18,217
415		Equity One, Inc	7,790
3,485		Equity Residential	196,588
363		Essex Property Trust, Inc	45,012
183		Excel Trust, Inc	2,158
1,040		Extra Space Storage, Inc	21,538
697		Federal Realty Investment Trust	56,847
2,088	*	FelCor Lodging Trust, Inc	12,799
1,135	*	First Industrial Realty Trust, Inc	13,495
447		First Potomac Realty Trust	7,040
1,536	*	Forest City Enterprises, Inc (Class A)	28,923
498	*	Forestar Real Estate Group, Inc	9,472
839		Franklin Street Properties Corp	11,805
4,942		General Growth Properties, Inc	76,502
404		Getty Realty Corp	9,244
105		Gladstone Commercial Corp	1,915
1,568		Glimcher Realty Trust	14,504
297		Government Properties Income Trust	7,977
712		Hatteras Financial Corp	20,021
4,900		HCP, Inc	185,906
2,161		Health Care REIT, Inc	113,323
716		Healthcare Realty Trust, Inc	16,253
1,566		Hersha Hospitality Trust	9,302
856		Highwoods Properties, Inc	29,969
429		Home Properties, Inc	25,290
1,473		Hospitality Properties Trust	34,100
8,682		Host Marriott Corp	152,890
402	*	Howard Hughes Corp	28,397
898		HRPT Properties Trust	23,321
467		Hudson Pacific Properties	6,865
843		Inland Real Estate Corp	8,042
602		Invesco Mortgage Capital, Inc	13,154
895		Investors Real Estate Trust	8,503

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,264	*	iStar Financial, Inc	$11,604
506		Jones Lang LaSalle, Inc	50,468
255	*	Kennedy-Wilson Holdings, Inc	2,769
620		Kilroy Realty Corp	24,075
5,399		Kimco Realty Corp	99,018
715		Kite Realty Group Trust	3,797
904		LaSalle Hotel Properties	24,408
1,198		Lexington Corporate Properties Trust	11,201
1,259		Liberty Property Trust	41,421
249		LTC Properties, Inc	7,057
1,563		Macerich Co	77,415
947		Mack-Cali Realty Corp	32,103
642	*	Maguire Properties, Inc	2,382
1,127		Medical Properties Trust, Inc	13,039
3,378		MFA Mortgage Investments, Inc	27,700
339		Mid-America Apartment Communities, Inc	21,764
220		Mission West Properties, Inc	1,445
237		Monmouth Real Estate Investment Corp (Class A)	1,946
295		National Health Investors, Inc	14,136
1,028		National Retail Properties, Inc	26,862
1,404		Nationwide Health Properties, Inc	59,712
1,580	*	Newcastle Investment Corp	9,543
2,419		NorthStar Realty Finance Corp	12,942
499		NRDC Acquisition Corp	5,459
1,045		Omega Healthcare Investors, Inc	23,345
498		One Liberty Properties, Inc	7,510
259		Parkway Properties, Inc	4,403
233		Pebblebrook Hotel Trust	5,161
759		Pennsylvania Real Estate Investment Trust	10,831
204		Pennymac Mortgage Investment Trust	3,752
556		Piedmont Office Realty Trust, Inc	10,792
1,962		Plum Creek Timber Co, Inc	85,563
588		Post Properties, Inc	23,079
481		Potlatch Corp	19,336
6,909		Prologis	110,406
235		PS Business Parks, Inc	13,616
1,796		Public Storage, Inc	199,193
3,285		RAIT Investment Trust	8,081
459		Ramco-Gershenson Properties	5,751
964		Rayonier, Inc	60,067
1,494		Realty Income Corp	52,215
936		Redwood Trust, Inc	14,555
1,068		Regency Centers Corp	46,437
500		Resource Capital Corp	3,295
199		Sabra Healthcare REIT, Inc	3,504
133		Saul Centers, Inc	5,925
1,732		Senior Housing Properties Trust	39,905
3,651		Simon Property Group, Inc	391,240
929		SL Green Realty Corp	69,861
311		Sovran Self Storage, Inc	12,300
1,116	*	St. Joe Co	27,978
882		Starwood Property Trust, Inc	19,669

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,873	*	Strategic Hotels & Resorts, Inc	$12,081
236		Sun Communities, Inc	8,413
1,224	*	Sunstone Hotel Investors, Inc	12,473
1,058		Tanger Factory Outlet Centers, Inc	27,762
659		Taubman Centers, Inc	35,309
156	*	Tejon Ranch Co	5,731
108	*	Terreno Realty Corp	1,861
408	*	Thomas Properties Group, Inc	1,367
308		Two Harbors Investment Corp	3,225
1,951		UDR, Inc	47,546
120		UMH Properties, Inc	1,193
200		Universal Health Realty Income Trust	8,106
213		Urstadt Biddle Properties, Inc (Class A)	4,051
1,389		U-Store-It Trust	14,612
1,860		Ventas, Inc	100,998
1,986		Vornado Realty Trust	173,775
287		Walter Investment Management Corp	4,629
704		Washington Real Estate Investment Trust	21,887
1,372		Weingarten Realty Investors	34,382
6,987		Weyerhaeuser Co	171,880
242		Winthrop Realty Trust	2,965

		TOTAL REAL ESTATE	5,184,141

RETAILING - 3.6%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	10,157
521	*	99 Cents Only Stores	10,212
873		Aaron’s, Inc	22,139
1,092		Abercrombie & Fitch Co (Class A)	64,100
1,059		Advance Auto Parts, Inc	69,492
1,127	*	Aeropostale, Inc	27,409
4,306	*	Amazon.com, Inc	775,639
2,498		American Eagle Outfitters, Inc	39,693
122	*	America’s Car-Mart, Inc	3,145
671	*	Ann Taylor Stores Corp	19,533
359	*	Asbury Automotive Group, Inc	6,638
200	*	Audiovox Corp (Class A)	1,600
877	*	Autonation, Inc	31,019
346	*	Autozone, Inc	94,652
709		Barnes & Noble, Inc	6,516
380		Bebe Stores, Inc	2,223
3,170	*	Bed Bath & Beyond, Inc	153,016
4,150		Best Buy Co, Inc	119,188
334		Big 5 Sporting Goods Corp	3,981
961	*	Big Lots, Inc	41,736
158	*	Blue Nile, Inc	8,530
142	*	Bon-Ton Stores, Inc/the	2,201
482		Brown Shoe Co, Inc	5,890
310		Buckle, Inc	12,524
200	*	Build-A-Bear Workshop, Inc	1,210
535	*	Cabela’s, Inc	13,380
2,687	*	Carmax, Inc	86,253
514	*	Casual Male Retail Group, Inc	2,524

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

525		Cato Corp (Class A)	$12,863
2,840	*	Charming Shoppes, Inc	12,098
2,122		Chico’s FAS, Inc	31,618
335	*	Children’s Place Retail Stores, Inc	16,693
390		Christopher & Banks Corp	2,527
243	*	Citi Trends, Inc	5,416
657	*	Coldwater Creek, Inc	1,734
1,063	*	Collective Brands, Inc	22,940
142	*	Conn’s, Inc	636
108	*	Core-Mark Holding Co, Inc	3,569
118		Destination Maternity Corp	2,722
1,038	*	Dick’s Sporting Goods, Inc	41,499
550		Dillard’s, Inc (Class A)	22,066
804	*	Dollar General Corp	25,205
1,531	*	Dollar Tree, Inc	85,001
969	*	Drugstore.Com	3,731
200	*	DSW, Inc (Class A)	7,992
2,472		Expedia, Inc	56,016
189		Express Parent LLC	3,693
1,628		Family Dollar Stores, Inc	83,549
681		Finish Line, Inc (Class A)	13,518
2,149		Foot Locker, Inc	42,378
480		Fred’s, Inc (Class A)	6,394
171		Gaiam, Inc (Class A)	1,129
1,843	*	GameStop Corp (Class A)	41,504
5,533		Gap, Inc	125,378
349	*	Genesco, Inc	14,030
1,912		Genuine Parts Co	102,560
300		Group 1 Automotive, Inc	12,840
756		Guess ?, Inc	29,749
166		Haverty Furniture Cos, Inc	2,201
176	*	hhgregg, Inc	2,357
373	*	Hibbett Sports, Inc	13,357
20,644		Home Depot, Inc	765,066
450		Hot Topic, Inc	2,565
475	*	HSN, Inc	15,214
3,034		JC Penney Co, Inc	108,951
349	*	JOS A Bank Clothiers, Inc	17,757
145	*	Kirkland’s, Inc	2,239
3,696		Kohl’s Corp	196,036
7,198	*	Liberty Media Holding Corp (Interactive A)	115,456
3,240		Limited Brands, Inc	106,531
205		Lithia Motors, Inc (Class A)	2,989
1,960	*	LKQ Corp	47,236
17,627		Lowe’s Cos, Inc	465,882
278	*	Lumber Liquidators, Inc	6,947
5,081		Macy’s, Inc	123,265
257	*	MarineMax, Inc	2,534
593		Men’s Wearhouse, Inc	16,047
251	*	Midas, Inc	1,925
361		Monro Muffler, Inc	11,906
481	*	NetFlix, Inc	114,156

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

512	*	New York & Co, Inc	$3,589
1,992		Nordstrom, Inc	89,401
414		Nutri/System, Inc	5,999
3,305	*	Office Depot, Inc	15,302
1,103	*	OfficeMax, Inc	14,273
482	*	Orbitz Worldwide, Inc	1,721
1,737	*	O’Reilly Automotive, Inc	99,808
176	*	Overstock.com, Inc	2,767
886	*	Pacific Sunwear Of California, Inc	3,198
500	*	Penske Auto Group, Inc	10,010
614		PEP Boys - Manny Moe & Jack	7,804
278		PetMed Express, Inc	4,409
1,427		Petsmart, Inc	58,436
1,378	*	Pier 1 Imports, Inc	13,987
588	*	Priceline.com, Inc	297,786
1,485		RadioShack Corp	22,290
793		Rent-A-Center, Inc	27,684
298	*	Retail Ventures, Inc	5,141
1,475		Ross Stores, Inc	104,902
180	*	Rue21, Inc	5,184
1,641	*	Saks, Inc	18,560
1,125	*	Sally Beauty Holdings, Inc	15,761
546	*	Sears Holdings Corp	45,127
660	*	Select Comfort Corp	7,960
66	*	Shoe Carnival, Inc	1,851
322	*	Shutterfly, Inc	16,860
1,056	*	Signet Jewelers Ltd	48,597
481		Sonic Automotive, Inc (Class A)	6,739
411		Stage Stores, Inc	7,899
8,788		Staples, Inc	170,663
200		Stein Mart, Inc	2,022
151		Systemax, Inc	2,042
846	*	Talbots, Inc	5,110
8,486		Target Corp	424,384
1,496		Tiffany & Co	91,914
4,913		TJX Companies, Inc	244,323
864		Tractor Supply Co	51,719
228	*	Tuesday Morning Corp	1,117
377	*	Ulta Salon Cosmetics & Fragrance, Inc	18,145
1,468	*	Urban Outfitters, Inc	43,790
150	*	US Auto Parts Network, Inc	1,305
174	*,m	Vitacost.com, Inc	992
191	*	Vitamin Shoppe, Inc	6,462
178	*	West Marine, Inc	1,857
1,045	*	Wet Seal, Inc (Class A)	4,473
1,135		Williams-Sonoma, Inc	45,968
245	*	Zumiez, Inc	6,475

		TOTAL RETAILING	6,692,071

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
395	*	Advanced Analogic Technologies, Inc	1,493
504	*	Advanced Energy Industries, Inc	8,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,126	*	Advanced Micro Devices, Inc	$61,284
3,907		Altera Corp	171,986
1,245	*	Amkor Technology, Inc	8,391
891	*	Anadigics, Inc	3,992
3,619		Analog Devices, Inc	142,516
16,178		Applied Materials, Inc	252,700
891	*	Applied Micro Circuits Corp	9,249
841	*	Atheros Communications, Inc	37,551
5,710	*	Atmel Corp	77,827
395	*	ATMI, Inc	7,458
1,280		Avago Technologies Ltd	39,808
1,218	*	Axcelis Technologies, Inc	3,228
1,188	*	AXT, Inc	8,518
6,579		Broadcom Corp (Class A)	259,081
831	*	Brooks Automation, Inc	11,410
285	*	Cabot Microelectronics Corp	14,891
664	*	Cavium Networks, Inc	29,834
234	*	Ceva, Inc	6,255
821	*	Cirrus Logic, Inc	17,266
280		Cohu, Inc	4,301
955	*	Conexant Systems, Inc	2,273
1,286	*	Cree, Inc	59,362
364	*	Cymer, Inc	20,595
1,971	*	Cypress Semiconductor Corp	38,198
395	*	Diodes, Inc	13,454
289	*	DSP Group, Inc	2,225
585	*	Energy Conversion Devices, Inc	1,322
1,363	*	Entegris, Inc	11,954
903	*	Entropic Communications, Inc	7,630
434	*	Evergreen Solar, Inc	586
520	*	Exar Corp	3,130
1,414	*	Fairchild Semiconductor International, Inc	25,735
451	*	FEI Co	15,208
737	*	First Solar, Inc	118,539
593	*	Formfactor, Inc	6,108
1,943	*	FSI International, Inc	8,510
234	*	GSI Technology, Inc	2,127
760	*	GT Solar International, Inc	8,102
319	*	Hittite Microwave Corp	20,343
83	*	Inphi Corp	1,744
1,945	*	Integrated Device Technology, Inc	14,335
306	*	Integrated Silicon Solution, Inc	2,837
68,041		Intel Corp	1,372,386
853	*	International Rectifier Corp	28,200
1,411		Intersil Corp (Class A)	17,567
257	*	IXYS Corp	3,452
2,049		Kla-Tencor Corp	97,061
800	*	Kopin Corp	3,672
848	*	Kulicke & Soffa Industries, Inc	7,929
1,524	*	Lam Research Corp	86,350
1,300	*	Lattice Semiconductor Corp	7,670
2,843		Linear Technology Corp	95,610

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,838	*	LSI Logic Corp	$53,298
584	*	LTX-Credence Corp	5,332
6,444	*	Marvell Technology Group Ltd	100,204
609	*	Mattson Technology, Inc	1,486
3,678		Maxim Integrated Products, Inc	94,157
87	*	MaxLinear, Inc	711
2,748	*	MEMC Electronic Materials, Inc	35,614
797		Micrel, Inc	10,744
2,218		Microchip Technology, Inc	84,306
10,253	*	Micron Technology, Inc	117,499
1,063	*	Microsemi Corp	22,015
378	*	Mindspeed Technologies, Inc	3,198
766	*	MIPS Technologies, Inc	8,035
604		MKS Instruments, Inc	20,113
407	*	Monolithic Power Systems, Inc	5,775
316	*	MoSys, Inc	1,899
214	*	Nanometrics, Inc	3,871
3,158		National Semiconductor Corp	45,286
753	*	Netlogic Microsystems, Inc	31,641
1,139	*	Novellus Systems, Inc	42,291
55	*	NVE Corp	3,099
7,079	*	Nvidia Corp	130,678
634	*	Omnivision Technologies, Inc	22,526
5,369	*	ON Semiconductor Corp	52,992
268	*	PDF Solutions, Inc	1,782
304	*	Pericom Semiconductor Corp	3,152
666	*	Photronics, Inc	5,974
410	*	PLX Technology, Inc	1,497
2,763	*	PMC - Sierra, Inc	20,723
297		Power Integrations, Inc	11,384
1,317	*	Rambus, Inc	26,077
3,137	*	RF Micro Devices, Inc	20,108
149	*	Rubicon Technology, Inc	4,124
351	*	Rudolph Technologies, Inc	3,840
936	*	Semtech Corp	23,419
373	*	Sigma Designs, Inc	4,830
1,131	*	Silicon Image, Inc	10,145
555	*	Silicon Laboratories, Inc	23,982
2,126	*	Skyworks Solutions, Inc	68,925
155	*	Spansion, Inc	2,894
300	*	Standard Microsystems Corp	7,398
1,166	*	Sunpower Corp (Class A)	19,985
100	*	Supertex, Inc	2,228
2,167	*	Teradyne, Inc	38,594
605	*	Tessera Technologies, Inc	11,047
15,011		Texas Instruments, Inc	518,779
598	*	Trident Microsystems, Inc	688
1,986	*	Triquint Semiconductor, Inc	25,639
267	*	Ultra Clean Holdings	2,761
283	*	Ultratech, Inc	8,320
881	*	Varian Semiconductor Equipment Associates, Inc	42,878
512	*	Veeco Instruments, Inc	26,030

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

288	*	Volterra Semiconductor Corp	$7,151
3,116		Xilinx, Inc	102,205
619	*	Zoran Corp	6,431

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,231,253

SOFTWARE & SERVICES - 8.3%
552	*	Accelrys, Inc	4,416
7,363		Accenture plc	404,744
400	*	ACI Worldwide, Inc	13,120
6,249		Activision Blizzard, Inc	68,552
620	*	Actuate Corp	3,224
820	*	Acxiom Corp	11,767
6,341	*	Adobe Systems, Inc	210,268
374	*	Advent Software, Inc	10,723
2,185	*	Akamai Technologies, Inc	83,030
642	*	Alliance Data Systems Corp	55,141
2,552	*	Amdocs Ltd	73,625
276		American Software, Inc (Class A)	2,037
224	*	Ancestry.com, Inc	7,941
1,083	*	Ansys, Inc	58,688
1,288	*	AOL, Inc	25,155
1,084	*	Ariba, Inc	37,008
756	*	Aspen Technology, Inc	11,332
2,757	*	Autodesk, Inc	121,611
6,249		Automatic Data Processing, Inc	320,636
538		Blackbaud, Inc	14,655
426	*	Blackboard, Inc	15,438
2,184	*	BMC Software, Inc	108,632
167	*	Booz Allen Hamilton Holding Co	3,008
300	*	Bottomline Technologies, Inc	7,542
1,693		Broadridge Financial Solutions, Inc	38,414
90	*	BroadSoft, Inc	4,292
4,682		CA, Inc	113,211
372	*	CACI International, Inc (Class A)	22,811
3,247	*	Cadence Design Systems, Inc	31,658
396	*	Cardtronics, Inc	8,059
75		Cass Information Systems, Inc	2,947
404	*	CDC Corp	1,030
834	*	Ciber, Inc	5,588
2,238	*	Citrix Systems, Inc	164,403
3,779	*	Cognizant Technology Solutions Corp (Class A)	307,611
487	*	Commvault Systems, Inc	19,422
1,859		Computer Sciences Corp	90,589
174	*	Computer Task Group, Inc	2,312
2,948	*	Compuware Corp	34,049
276	*	comScore, Inc	8,145
491	*	Concur Technologies, Inc	27,226
342	*	Constant Contact, Inc	11,936
1,260	*	Convergys Corp	18,094
485	*	CSG Systems International, Inc	9,671
485	*	DealerTrack Holdings, Inc	11,136
235	*	Deltek, Inc	1,786

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

229	*	DemandTec, Inc	$3,014
187	*	Dice Holdings, Inc	2,826
453	*	Digital River, Inc	16,956
85	*	DMRC Corp	2,457
426		DST Systems, Inc	22,501
1,405		Earthlink, Inc	11,001
13,882	*	eBay, Inc	430,897
322	*	Ebix, Inc	7,615
134	*	Echo Global Logistics, Inc	1,759
4,017	*	Electronic Arts, Inc	78,452
94	*	Envestnet, Inc	1,263
698	*	Epicor Software Corp	7,727
405		EPIQ Systems, Inc	5,816
542	*	Equinix, Inc	49,376
589	*	Euronet Worldwide, Inc	11,385
250	*	ExlService Holdings, Inc	5,288
586		Factset Research Systems, Inc	61,372
602		Fair Isaac Corp	19,029
313	*	FalconStor Software, Inc	1,424
3,177		Fidelity National Information Services, Inc	103,856
1,403		First American Corp	25,956
1,837	*	Fiserv, Inc	115,217
178	*	FleetCor Technologies, Inc	5,813
178		Forrester Research, Inc	6,816
478	*	Fortinet, Inc	21,032
882	*	Gartner, Inc	36,753
794	*	Genpact Ltd	11,497
483	*	Global Cash Access, Inc	1,579
998		Global Payments, Inc	48,822
3,002	*	Google, Inc (Class A)	1,759,801
749	*	GSI Commerce, Inc	21,923
476	*	Hackett Group, Inc	1,828
451		Heartland Payment Systems, Inc	7,906
1,091	*	IAC/InterActiveCorp	33,701
213		iGate Corp	3,998
1,177	*	Informatica Corp	61,475
367	*	Infospace, Inc	3,178
174	*	Integral Systems, Inc	2,118
144	*	Interactive Intelligence, Inc	5,574
538	*	Internap Network Services Corp	3,535
15,770		International Business Machines Corp	2,571,613
3,377	*	Intuit, Inc	179,319
544	*	j2 Global Communications, Inc	16,053
1,014		Jack Henry & Associates, Inc	34,364
480	*	JDA Software Group, Inc	14,525
276	*	Kenexa Corp	7,615
168		Keynote Systems, Inc	3,116
239	*	KIT Digital, Inc	2,878
298	*	Knot, Inc	3,591
1,649	*	Lawson Software, Inc	19,953
1,154		Lender Processing Services, Inc	37,147
884	*	Limelight Networks, Inc	6,329

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

704	*	Lionbridge Technologies	$2,415
163	*	Liquidity Services, Inc	2,911
493	*	Liveperson, Inc	6,232
201	*	Local.com Corp	782
179	*	LogMeIn, Inc	7,547
297	*	LoopNet, Inc	4,203
629	*	Magma Design Automation, Inc	4,290
311	*	Manhattan Associates, Inc	10,176
292	*	Mantech International Corp (Class A)	12,381
206		Marchex, Inc (Class B)	1,621
1,223		Mastercard, Inc (Class A)	307,854
241		MAXIMUS, Inc	19,562
1,291	*	Mentor Graphics Corp	18,887
968	*	Micros Systems, Inc	47,848
94,217		Microsoft Corp	2,389,342
100	*	MicroStrategy, Inc (Class A)	13,448
529		ModusLink Global Solutions, Inc	2,888
991	*	MoneyGram International, Inc	3,399
165	*	Monotype Imaging Holdings, Inc	2,393
1,517	*	Monster Worldwide, Inc	24,120
2,786	*	Move, Inc	6,659
74	*	NCI, Inc (Class A)	1,803
341	*	Netscout Systems, Inc	9,316
201	*	NetSuite, Inc	5,845
874	*	NeuStar, Inc (Class A)	22,357
612		NIC, Inc	7,626
4,067	*	Novell, Inc	24,117
2,735	*	Nuance Communications, Inc	53,497
222	*	Online Resources Corp	839
190	*	OpenTable, Inc	20,207
1,006	*	Openwave Systems, Inc	2,153
155		Opnet Technologies, Inc	6,043
46,572		Oracle Corp	1,554,108
1,404	*	Parametric Technology Corp	31,576
3,887		Paychex, Inc	121,896
162		Pegasystems, Inc	6,146
320	*	Perficient, Inc	3,843
714	*	Progress Software Corp	20,770
147	*	PROS Holdings, Inc	2,142
43	*	QAD, Inc (Class A)	463
10	*	QAD, Inc (Class B)	103
160	*	QLIK Technologies, Inc	4,160
719	*	Quest Software, Inc	18,255
124	*	QuinStreet, Inc	2,819
1,165	*	Rackspace Hosting, Inc	49,920
353	*	Radiant Systems, Inc	6,248
170	*	RealD, Inc	4,651
1,196	*	RealNetworks, Inc	4,449
170	*	RealPage, Inc	4,714
2,509	*	Red Hat, Inc	113,884
100		Renaissance Learning, Inc	1,175
200	*	RightNow Technologies, Inc	6,260

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

127	*	Rosetta Stone, Inc	$1,678
1,279	*	Rovi Corp	68,618
792	*	S1 Corp	5,291
286	*	Saba Software, Inc	2,806
3,880	*	SAIC, Inc	65,650
1,389	*	Salesforce.com, Inc	185,543
1,239		Sapient Corp	14,187
423	*	SAVVIS, Inc	15,689
527	*	Smith Micro Software, Inc	4,933
424	*	SolarWinds, Inc	9,947
839		Solera Holdings, Inc	42,873
328	*	Sourcefire, Inc	9,023
501	*	SRA International, Inc (Class A)	14,208
132	*	SRS Labs, Inc	1,127
154	*	SS&C Technologies Holdings, Inc	3,145
192		Stamps.com, Inc	2,563
759	*	SuccessFactors, Inc	29,669
513	*	SupportSoft, Inc	2,662
9,945	*	Symantec Corp	184,380
203	*	Synchronoss Technologies, Inc	7,054
1,849	*	Synopsys, Inc	51,125
140		Syntel, Inc	7,312
142	*	TA Indigo Holding Corp	3,797
925	*	Take-Two Interactive Software, Inc	14,217
481	*	Taleo Corp (Class A)	17,148
132	*	TechTarget, Inc	1,176
370	*	TeleCommunication Systems, Inc (Class A)	1,524
455	*	TeleTech Holdings, Inc	8,818
2,190	*	Teradata Corp	111,033
787	*	THQ, Inc	3,589
2,110	*	TIBCO Software, Inc	57,498
207	*	Tier Technologies, Inc	1,139
1,819	*	TiVo, Inc	15,934
303	*	TNS, Inc	4,718
1,957		Total System Services, Inc	35,265
67	*	Travelzoo, Inc	4,462
432	*	Tyler Technologies, Inc	10,243
295	*	Ultimate Software Group, Inc	17,331
586	*	Unisys Corp	18,295
1,056		United Online, Inc	6,658
1,094	*	Valueclick, Inc	15,819
248	*	Vasco Data Security International	3,405
1,025	*	VeriFone Holdings, Inc	56,324
2,200		VeriSign, Inc	79,662
385		VirnetX Holding Corp	7,665
156	*	Virtusa Corp	2,922
5,832		Visa, Inc (Class A)	429,351
527	*	VistaPrint Ltd	27,351
927	*	VMware, Inc (Class A)	75,588
202	*	Vocus, Inc	5,224
947	*	Wave Systems Corp	2,964
648	*	WebMD Health Corp (Class A)	34,616

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

564	*	Websense, Inc	$12,955
8,141		Western Union Co	169,089
465	*	Wright Express Corp	24,106
15,827	*	Yahoo!, Inc	263,520
743	*	Zix Corp	2,734

		TOTAL SOFTWARE & SERVICES	15,801,688

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
529	*	Acme Packet, Inc	37,538
743		Adtran, Inc	31,548
400	*	Agilysys, Inc	2,296
2,092		Amphenol Corp (Class A)	113,783
200	*	Anaren, Inc	4,020
356		Anixter International, Inc	24,881
11,174	*	Apple, Inc	3,893,581
1,549	*	Arris Group, Inc	19,734
1,424	*	Arrow Electronics, Inc	59,636
878	*	Aruba Networks, Inc	29,712
424	*	Avid Technology, Inc	9,455
1,830	*	Avnet, Inc	62,384
583		AVX Corp	8,693
100		Bel Fuse, Inc (Class B)	2,201
750	*	Benchmark Electronics, Inc	14,228
386	*	BigBand Networks, Inc	984
226		Black Box Corp	7,944
479	*	Blue Coat Systems, Inc	13,489
592	*	Bookham, Inc	6,814
840	*	Brightpoint, Inc	9,106
5,354	*	Brocade Communications Systems, Inc	32,927
500	*	Checkpoint Systems, Inc	11,240
1,099	*	Ciena Corp	28,530
69,739		Cisco Systems, Inc	1,196,023
459		Cognex Corp	12,967
306	*	Coherent, Inc	17,782
330		Comtech Telecommunications Corp	8,969
250	*	Comverge, Inc	1,165
19,146		Corning, Inc	394,981
347	*	Cray, Inc	2,238
409		CTS Corp	4,417
423		Daktronics, Inc	4,547
160		DDi Corp	1,691
20,897	*	Dell, Inc	303,216
300	*	DG FastChannel, Inc	9,666
772		Diebold, Inc	27,375
400	*	Digi International, Inc	4,224
633	*	Dolby Laboratories, Inc (Class A)	31,150
179	*	DTS, Inc	8,347
330	*	Echelon Corp	3,343
485	*	EchoStar Corp (Class A)	18,357
248		Electro Rent Corp	4,261
300	*	Electro Scientific Industries, Inc	5,208
630	*	Electronics for Imaging, Inc	9,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

25,175	*	EMC Corp	$668,397
161	*	EMS Technologies, Inc	3,164
1,000	*	Emulex Corp	10,670
1,016	*	Extreme Networks, Inc	3,556
1,045	*	F5 Networks, Inc	107,186
118	*	Fabrinet	2,379
163	*	FARO Technologies, Inc	6,520
1,138	*	Finisar Corp	27,995
1,836		Flir Systems, Inc	63,543
299	*	Gerber Scientific, Inc	2,799
228	*	Globecomm Systems, Inc	2,811
1,150	*	Harmonic, Inc	10,787
1,563		Harris Corp	77,525
670	*	Harris Stratex Networks, Inc (Class A)	3,464
26,785		Hewlett-Packard Co	1,097,382
285	*	Hutchinson Technology, Inc	804
543	*	Hypercom Corp	6,532
400	*	Imation Corp	4,456
289	*	Immersion Corp	2,208
1,220	*	Infinera Corp	10,236
2,058	*	Ingram Micro, Inc (Class A)	43,280
655	*	Insight Enterprises, Inc	11,155
564		InterDigital, Inc	26,908
745	*	Intermec, Inc	8,039
278	*	Intevac, Inc	3,456
314	*	IPG Photonics Corp	18,112
477	*	Itron, Inc	26,922
345	*	Ixia	5,479
2,188		Jabil Circuit, Inc	44,701
2,562	*	JDS Uniphase Corp	53,392
6,334	*	Juniper Networks, Inc	266,535
172	*	KVH Industries, Inc	2,601
908	*	L-1 Identity Solutions, Inc	10,696
972	*	Lexmark International, Inc (Class A)	36,003
261		Littelfuse, Inc	14,903
124	*	Loral Space & Communications, Inc	9,616
315	*	Maxwell Technologies, Inc	5,440
114	*	Measurement Specialties, Inc	3,883
223	*	Mercury Computer Systems, Inc	4,719
447		Methode Electronics, Inc	5,400
1,076	*	Microvision, Inc	1,420
1,592		Molex, Inc	39,991
3,498	*	Motorola Mobility Holdings, Inc	85,351
3,998	*	Motorola, Inc	178,671
221		MTS Systems Corp	10,067
160	*	Multi-Fineline Electronix, Inc	4,515
1,200		National Instruments Corp	39,324
2,098	*	NCR Corp	39,526
4,504	*	NetApp, Inc	217,003
400	*	Netgear, Inc	12,976
455	*	Network Engines, Inc	924
357	*	Network Equipment Technologies, Inc	1,346

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

407	*	Newport Corp	$7,257
435	*	Novatel Wireless, Inc	2,375
252	*	Oplink Communications, Inc	4,911
2,205	*	OpNext, Inc	5,358
185	*	OSI Systems, Inc	6,943
232		Park Electrochemical Corp	7,482
237	*	PC-Tel, Inc	1,818
554		Plantronics, Inc	20,287
511	*	Plexus Corp	17,916
1,022	*	Polycom, Inc	52,991
851	*	Power-One, Inc	7,446
3,137	*	Powerwave Technologies, Inc	14,148
343	*	Presstek, Inc	713
1,437	*	QLogic Corp	26,656
20,118		Qualcomm, Inc	1,103,070
2,574	*	Quantum Corp	6,486
301	*	Rackable Systems, Inc	6,441
187	*	Radisys Corp	1,619
181		Richardson Electronics Ltd	2,386
113		Rimage Corp	1,825
1,648	*	Riverbed Technology, Inc	62,047
383	*	Rofin-Sinar Technologies, Inc	15,129
200	*	Rogers Corp	9,012
2,765	*	SanDisk Corp	127,439
958	*	Sanmina-SCI Corp	10,739
321	*	Scansource, Inc	12,195
334	*	Seachange International, Inc	3,173
5,891	*	Seagate Technology, Inc	84,830
495	*	ShoreTel, Inc	4,074
549	*	Smart Modular Technologies WWH, Inc	4,266
3,028	*	Sonus Networks, Inc	11,385
153	*	Spectrum Control, Inc	3,011
488	*	STEC, Inc	9,804
234	*	Stratasys, Inc	10,998
258	*	Super Micro Computer, Inc	4,138
234		Sycamore Networks, Inc	5,717
396	*	Symmetricom, Inc	2,427
424	*	Synaptics, Inc	11,456
233	*	SYNNEX Corp	7,626
616	*	Tech Data Corp	31,330
579		Technitrol, Inc	3,503
806	*	Tekelec	6,545
4,811		Tellabs, Inc	25,210
1,441	*	Trimble Navigation Ltd	72,827
971	*	TTM Technologies, Inc	17,633
364	*	Universal Display Corp	20,035
1,960	*	Utstarcom, Inc	4,606
399	*	Viasat, Inc	15,896
2,260	*	Vishay Intertechnology, Inc	40,092
161	*	Vishay Precision Group, Inc	2,523
2,759	*	Western Digital Corp	102,883
16,550		Xerox Corp	176,258

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

391	*	X-Rite, Inc	$1,857
359	*	Xyratex Ltd	4,014
721	*	Zebra Technologies Corp (Class A)	28,292
198	*	Zygo Corp	2,895

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,092,679

TELECOMMUNICATION SERVICES - 2.7%
271		AboveNet, Inc	17,577
463		Alaska Communications Systems Group, Inc	4,931
5,078	*	American Tower Corp (Class A)	263,141
72,743		AT&T, Inc	2,225,937
105		Atlantic Tele-Network, Inc	3,905
277	*	Cbeyond Communications, Inc	3,233
3,619		CenturyTel, Inc	150,369
3,005	*	Cincinnati Bell, Inc	8,053
1,803	*	Clearwire Corp (Class A)	10,079
706	*	Cogent Communications Group, Inc	10,075
305		Consolidated Communications Holdings, Inc	5,713
3,627	*	Crown Castle International Corp	154,328
568	*	FiberTower Corp	1,142
13,108		Frontier Communications Corp	107,748
464	*	General Communication, Inc (Class A)	5,076
358	*	Global Crossing Ltd	4,983
869	*	Globalstar, Inc	1,104
71	*	Hughes Communications, Inc	4,237
1,150	*	ICO Global Communications Holdings Ltd (Class A)	3,071
164		IDT Corp (Class B)	4,420
406	*	Iridium Communications, Inc	3,236
710	*	Leap Wireless International, Inc	10,998
19,656	*	Level 3 Communications, Inc	28,894
3,026	*	MetroPCS Communications, Inc	49,142
391	*	Neutral Tandem, Inc	5,767
2,003	*	NII Holdings, Inc (Class B)	83,465
363		NTELOS Holdings Corp	6,683
1,409	*	PAETEC Holding Corp	4,706
762	*	Premiere Global Services, Inc	5,806
21,445		Qwest Communications International, Inc	146,469
1,392	*	SBA Communications Corp (Class A)	55,235
364		Shenandoah Telecom Co	6,574
35,612	*	Sprint Nextel Corp	165,239
1,017		Telephone & Data Systems, Inc	34,273
1,772	*	tw telecom inc (Class A)	34,022
200	*	US Cellular Corp	10,298
250		USA Mobility, Inc	3,623
34,921		Verizon Communications, Inc	1,345,855
1,236	*	Vonage Holdings Corp	5,636
5,817		Windstream Corp	74,865

		TOTAL TELECOMMUNICATION SERVICES	5,069,908

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.8%
776	*	Air Transport Services Group, Inc	$6,557
2,595	*	Airtran Holdings, Inc	19,333
431	*	Alaska Air Group, Inc	27,334
464		Alexander & Baldwin, Inc	21,181
191		Allegiant Travel Co	8,368
100	*	Amerco, Inc	9,700
4,021	*	AMR Corp	25,976
300		Arkansas Best Corp	7,776
331	*	Atlas Air Worldwide Holdings, Inc	23,077
1,259	*	Avis Budget Group, Inc	22,549
198		Baltic Trading Ltd	1,806
250	*	Celadon Group, Inc	4,060
1,997		CH Robinson Worldwide, Inc	148,038
648		Con-Way, Inc	25,460
371		Copa Holdings S.A. (Class A)	19,589
4,688		CSX Corp	368,477
9,752	*	Delta Air Lines, Inc	95,570
347	*	Dollar Thrifty Automotive Group, Inc	23,155
930	*	Eagle Bulk Shipping, Inc	3,460
469	*	Excel Maritime Carriers Ltd	2,012
2,563		Expeditors International Washington, Inc	128,509
3,843		FedEx Corp	359,513
548		Forward Air Corp	16,785
344	*	Genco Shipping & Trading Ltd	3,705
480	*	Genesee & Wyoming, Inc (Class A)	27,936
633	*	Hawaiian Holdings, Inc	3,804
666		Heartland Express, Inc	11,695
2,251	*	Hertz Global Holdings, Inc	35,183
369		Horizon Lines, Inc (Class A)	314
500	*	Hub Group, Inc (Class A)	18,095
64		International Shipholding Corp	1,594
1,049		J.B. Hunt Transport Services, Inc	47,646
2,933	*	JetBlue Airways Corp	18,390
1,308	*	Kansas City Southern Industries, Inc	71,221
624	*	Kirby Corp	35,748
691		Knight Transportation, Inc	13,302
605		Landstar System, Inc	27,636
384		Marten Transport Ltd	8,563
4,537		Norfolk Southern Corp	314,278
496	*	Old Dominion Freight Line	17,405
443	*	Pacer International, Inc	2,330
96	*	Park-Ohio Holdings Corp	1,983
48	*	Patriot Transportation Holding, Inc	1,284
1,129	*	Pinnacle Airlines	6,492
308	*	RailAmerica, Inc	5,248
421	*	Republic Airways Holdings, Inc	2,707
125	*	Roadrunner Transportation Services Holdings, Inc	1,875
655		Ryder System, Inc	33,143

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

133	*	Saia, Inc	$2,180
692		Skywest, Inc	11,709
9,388		Southwest Airlines Co	118,569
3,823	*	UAL Corp	87,891
833	*	Ultrapetrol Bahamas Ltd	4,232
6,258		Union Pacific Corp	615,348
8,805		United Parcel Service, Inc (Class B)	654,388
68	*	Universal Truckload Services, Inc	1,173
2,013	*	US Airways Group, Inc	17,533
90	*	USA Truck, Inc	1,170
1,203		UTI Worldwide, Inc	24,349
511		Werner Enterprises, Inc	13,526

		TOTAL TRANSPORTATION	3,631,930

UTILITIES - 3.2%
8,046	*	AES Corp	104,599
939		AGL Resources, Inc	37,410
376		Allete, Inc	14,653
1,335		Alliant Energy Corp	51,972
2,870		Ameren Corp	80,561
5,768		American Electric Power Co, Inc	202,688
225		American States Water Co	8,069
2,099		American Water Works Co, Inc	58,876
1,685		Aqua America, Inc	38,570
77		Artesian Resources Corp	1,501
1,066		Atmos Energy Corp	36,351
658		Avista Corp	15,220
446		Black Hills Corp	14,914
130	*	Cadiz, Inc	1,585
234		California Water Service Group	8,698
4,146	*	Calpine Corp	65,797
5,061		Centerpoint Energy, Inc	88,871
110		Central Vermont Public Service Corp	2,562
250		CH Energy Group, Inc	12,635
107		Chesapeake Utilities Corp	4,453
757		Cleco Corp	25,958
2,771		CMS Energy Corp	54,422
98		Connecticut Water Service, Inc	2,582
3,530		Consolidated Edison, Inc	179,042
160		Consolidated Water Co, Inc	1,744
2,226		Constellation Energy Group, Inc	69,295
7,445		Dominion Resources, Inc	332,791
1,431		DPL, Inc	39,224
2,029		DTE Energy Co	99,340
16,453		Duke Energy Corp	298,622
1,127	*	Dynegy, Inc (Class A)	6,413
3,925		Edison International	143,616
600	*	El Paso Electric Co	18,240
648		Empire District Electric Co	14,120
866		Energen Corp	54,662

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,182		Entergy Corp	$146,652
8,234		Exelon Corp	339,569
5,158		FirstEnergy Corp	191,310
1,633		Great Plains Energy, Inc	32,693
1,196		Hawaiian Electric Industries, Inc	29,661
604		Idacorp, Inc	23,012
926		Integrys Energy Group, Inc	46,772
695		ITC Holdings Corp	48,581
400		Laclede Group, Inc	15,240
2,209		MDU Resources Group, Inc	50,741
287		MGE Energy, Inc	11,621
155		Middlesex Water Co	2,819
864		National Fuel Gas Co	63,936
495		New Jersey Resources Corp	21,260
4,993		NextEra Energy, Inc	275,214
545		Nicor, Inc	29,267
3,108		NiSource, Inc	59,611
2,119		Northeast Utilities	73,317
333		Northwest Natural Gas Co	15,361
435		NorthWestern Corp	13,181
3,121	*	NRG Energy, Inc	67,226
1,328		NSTAR	61,447
2,662		NV Energy, Inc	39,637
1,121		OGE Energy Corp	56,678
1,273		Oneok, Inc	85,137
240		Ormat Technologies, Inc	6,079
540		Otter Tail Corp	12,274
2,652		Pepco Holdings, Inc	49,460
4,760		PG&E Corp	210,296
894		Piedmont Natural Gas Co, Inc	27,133
1,246		Pinnacle West Capital Corp	53,316
1,049		PNM Resources, Inc	15,651
906		Portland General Electric Co	21,536
6,013		PPL Corp	152,129
3,587		Progress Energy, Inc	165,504
6,091		Public Service Enterprise Group, Inc	191,927
2,092		Questar Corp	36,505
9,167	*	RRI Energy, Inc	34,926
1,360		SCANA Corp	53,543
3,093		Sempra Energy	165,476
138		SJW Corp	3,195
377		South Jersey Industries, Inc	21,101
10,255		Southern Co	390,817
542		Southwest Gas Corp	21,122
2,445		TECO Energy, Inc	45,868
1,315		UGI Corp	43,264
612		UIL Holdings Corp	18,678
432		Unisource Energy Corp	15,608

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES	COMPANY	VALUE

126	Unitil Corp	$2,969
980	Vectren Corp	26,656
1,530	Westar Energy, Inc	40,423
625	WGL Holdings, Inc	24,375
3,016	Wisconsin Energy Corp	91,988
5,904	Xcel Energy, Inc	141,047
142	York Water Co	2,472

	TOTAL UTILITIES	6,075,337

	TOTAL COMMON STOCKS (Cost $160,720,981)	188,056,930

RIGHTS / WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
75	Celgene Corp	188

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	188

	TOTAL RIGHTS / WARRANTS (Cost $398)	188

	TOTAL INVESTMENTS - 98.8% (Cost $160,721,379)	188,057,118
	OTHER ASSETS & LIABILITIES, NET - 1.2%	2,283,486

	NET ASSETS - 100.0%	$190,340,604

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.8%
749	*	American Axle & Manufacturing Holdings, Inc	$9,430
400	*	BorgWarner, Inc	31,876
18,925	*	Ford Motor Co	282,172
64	*	Fuel Systems Solutions, Inc	1,932
457		Gentex Corp	13,824
1,360		Harley-Davidson, Inc	57,786
5,309		Johnson Controls, Inc	220,694
292	*	Modine Manufacturing Co	4,713
77		Spartan Motors, Inc	528
339		Superior Industries International, Inc	8,692
890	*	Tenneco, Inc	37,781

		TOTAL AUTOMOBILES & COMPONENTS	669,428

BANKS - 4.5%
125		Bank of Hawaii Corp	5,978
4,643		BB&T Corp	127,450
3,121	*	Citizens Republic Bancorp, Inc	2,777
895		Comerica, Inc	32,864
5,830		Fifth Third Bancorp	80,920
1,139		First Horizon National Corp	12,768
1,509		Hudson City Bancorp, Inc	14,607
4,467		Keycorp	39,667
958		M&T Bank Corp	84,754
125		MainSource Financial Group, Inc	1,251
1,400		Marshall & Ilsley Corp	11,186
1,191		New York Community Bancorp, Inc	20,557
148		NewAlliance Bancshares, Inc	2,196
145		Old National Bancorp	1,554
189		People’s United Financial, Inc	2,378
200	*	PMI Group, Inc	540
3,235		PNC Financial Services Group, Inc	203,773
13,678	*	Popular, Inc	39,803
355		Provident Financial Services, Inc	5,254
220		Radian Group, Inc	1,498
7,025		Regions Financial Corp	51,002
3,474		SunTrust Banks, Inc	100,190
172	*	SVB Financial Group	9,792
10,547		US Bancorp	278,758
17,811		Wells Fargo & Co	564,610
100		Zions Bancorporation	2,306

		TOTAL BANKS	1,698,433

CAPITAL GOODS - 8.1%
3,510		3M Co	328,185

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

40		A.O. Smith Corp	$1,774
400	*	AGCO Corp	21,988
19	*	American Superconductor Corp	473
3,095		Ametek, Inc	135,777
100		Apogee Enterprises, Inc	1,319
318		Armstrong World Industries, Inc	14,714
400	*	ArvinMeritor, Inc	6,788
90	*	Astec Industries, Inc	3,356
800		Barnes Group, Inc	16,704
200		Briggs & Stratton Corp	4,530
515	*	Builders FirstSource, Inc	1,463
3,333		Caterpillar, Inc	371,130
57	*	Columbus McKinnon Corp	1,052
201		Cooper Industries plc	13,045
1,600		Cummins, Inc	175,392
4,807		Danaher Corp	249,483
2,734		Deere & Co	264,897
217		Dover Corp	14,266
258		Dynamic Materials Corp	7,211
1,434		Eaton Corp	79,501
4,883		Emerson Electric Co	285,313
358	*	Energy Recovery, Inc	1,138
115		Fastenal Co	7,455
288		Fluor Corp	21,214
312	*	FuelCell Energy, Inc	668
17		Gardner Denver, Inc	1,327
350	*	Gibraltar Industries, Inc	4,176
463		Graco, Inc	21,062
377	*	GrafTech International Ltd	7,778
4,250		Illinois Tool Works, Inc	228,310
431		Ingersoll-Rand plc	20,822
129		John Bean Technologies Corp	2,481
80	*	Layne Christensen Co	2,760
301		LB Foster Co (Class A)	12,976
88		Lincoln Electric Holdings, Inc	6,681
2,522		Masco Corp	35,106
905	*	NCI Building Systems, Inc	11,466
482		Nordson Corp	55,459
760	*	Owens Corning, Inc	27,352
2,143		Paccar, Inc	112,186
343		Pall Corp	19,760
277		Pentair, Inc	10,468
76	*	Polypore International, Inc	4,376
330		Precision Castparts Corp	48,569
240		Quanex Building Products Corp	4,711
565	*	Quanta Services, Inc	12,673
454		Rockwell Automation, Inc	42,971
271		Roper Industries, Inc	23,431
147		Snap-On, Inc	8,829
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	34,732
132	*	Tecumseh Products Co (Class A)	1,323
760		Tennant Co	31,950

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

500		Tredegar Corp	$10,790
760		Tyco International Ltd	34,025
832		W.W. Grainger, Inc	114,550
300	*	WABCO Holdings, Inc	18,492
128	*	WESCO International, Inc	8,000
325		Westinghouse Air Brake Technologies Corp	22,045

		TOTAL CAPITAL GOODS	3,030,473

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
33		Administaff, Inc	1,003
1,194		Avery Dennison Corp	50,101
42		Corporate Executive Board Co	1,696
160		Deluxe Corp	4,246
532		Dun & Bradstreet Corp	42,687
95	*	FTI Consulting, Inc	3,641
68		Herman Miller, Inc	1,869
168		HNI Corp	5,302
418		Iron Mountain, Inc	13,054
98	*	M&F Worldwide Corp	2,462
253		Manpower, Inc	15,909
1,501	*	Metalico, Inc	9,336
139	*	Navigant Consulting, Inc	1,389
266		Pitney Bowes, Inc	6,834
600		R.R. Donnelley & Sons Co	11,352
845		Robert Half International, Inc	25,856
318	*	Tetra Tech, Inc	7,851
282		Waste Management, Inc	10,530

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	215,118

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	1,364
1,258		Coach, Inc	65,466
878		Garmin Ltd	29,729
30	*	K-Swiss, Inc (Class A)	338
382	*	Liz Claiborne, Inc	2,059
231	*	M/I Homes, Inc	3,463
3,769		Mattel, Inc	93,961
200	*	Movado Group, Inc	2,936
2,746		Nike, Inc (Class B)	207,872
200		Oxford Industries, Inc	6,838
218		Phillips-Van Heusen Corp	14,177
8,037	*	Standard-Pacific Corp	29,977
71	*	Tempur-Pedic International, Inc	3,597
170		Tupperware Corp	10,151
310		VF Corp	30,544
115		Weyco Group, Inc	2,813
82		Whirlpool Corp	7,000

		TOTAL CONSUMER DURABLES & APPAREL	512,285

CONSUMER SERVICES - 2.2%
521	*	AFC Enterprises	7,883
55		Bob Evans Farms, Inc	1,793

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

676		Choice Hotels International, Inc	$26,263
793		Darden Restaurants, Inc	38,960
13	*	DineEquity, Inc	715
500	*	Gaylord Entertainment Co	17,340
470		Hillenbrand, Inc	10,105
248	*	Interval Leisure Group, Inc	4,055
302		Marcus Corp	3,292
2,088		Marriott International, Inc (Class A)	74,291
5,014		McDonald’s Corp	381,514
232		Regis Corp	4,116
177	*	Sonic Corp	1,602
4,367		Starbucks Corp	161,360
907		Starwood Hotels & Resorts Worldwide, Inc	52,715
100		Stewart Enterprises, Inc (Class A)	764
40		Weight Watchers International, Inc	2,804
365		Wyndham Worldwide Corp	11,611
660		Yum! Brands, Inc	33,911

		TOTAL CONSUMER SERVICES	835,094

DIVERSIFIED FINANCIALS - 5.9%
2,493	*	American Capital Ltd	24,681
6,003		American Express Co	271,335
1,284		Ameriprise Financial, Inc	78,427
7,936		Bank of New York Mellon Corp	237,049
600		BlackRock, Inc	120,606
3,752		Capital One Financial Corp	194,954
9,807		Charles Schwab Corp	176,820
402		CME Group, Inc	121,223
2,547		Discover Financial Services	61,434
388		Duff & Phelps Corp	6,200
226		Eaton Vance Corp	7,286
363		Evercore Partners, Inc (Class A)	12,447
325		Federated Investors, Inc (Class B)	8,694
1,718		Franklin Resources, Inc	214,887
576	*	IntercontinentalExchange, Inc	71,159
3,038		Invesco Ltd	77,651
614		Legg Mason, Inc	22,159
3,301	*	MF Global Holdings Ltd	27,332
595	*	Nasdaq Stock Market, Inc	15,375
1,392	*	NewStar Financial, Inc	15,201
1,462		Northern Trust Corp	74,197
1,848		NYSE Euronext	64,994
55	*	PHH Corp	1,197
600		SEI Investments Co	14,328
3,691		State Street Corp	165,874
1,877		T Rowe Price Group, Inc	124,670

		TOTAL DIVERSIFIED FINANCIALS	2,210,180

ENERGY - 11.0%
2,285		Apache Corp	299,153
1,612	*	ATP Oil & Gas Corp	29,193
32	*	Atwood Oceanics, Inc	1,486

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200	*	Bronco Drilling Co, Inc	$2,260
790		Cabot Oil & Gas Corp	41,846
1,316	*	Cameron International Corp	75,144
159		CARBO Ceramics, Inc	22,438
40	*	Carrizo Oil & Gas, Inc	1,477
5,347		Chesapeake Energy Corp	179,231
746		Cimarex Energy Co	85,969
1,962	*	Clean Energy Fuels Corp	32,138
355	*	Complete Production Services, Inc	11,293
325	*	Contango Oil & Gas Co	20,553
1,646		Crosstex Energy, Inc	16,378
112	*	Dawson Geophysical Co	4,915
3,247	*	Denbury Resources, Inc	79,227
3,043	*	Devon Energy Corp	279,256
1,562		Diamond Offshore Drilling, Inc	121,366
100	*	Dril-Quip, Inc	7,903
5,835		El Paso Corp	105,030
2,029		EOG Resources, Inc	240,457
2,572		Equitable Resources, Inc	128,343
124		EXCO Resources, Inc	2,562
49	*	Exterran Holdings, Inc	1,163
709	*	FMC Technologies, Inc	66,986
1,140	*	Global Industries Ltd	11,161
92	*	GMX Resources, Inc	568
369	*	Goodrich Petroleum Corp	8,199
166		Gulf Island Fabrication, Inc	5,340
437	*	Gulfmark Offshore, Inc	19,451
1,203	*	Hercules Offshore, Inc	7,952
2,811		Hess Corp	239,525
1,084	*	Hornbeck Offshore Services, Inc	33,441
564	*	ION Geophysical Corp	7,157
110		Lufkin Industries, Inc	10,282
5,361		Marathon Oil Corp	285,796
159	*	Matrix Service Co	2,210
3,354		National Oilwell Varco, Inc	265,871
1,053	*	Newfield Exploration Co	80,039
867		Noble Corp	39,553
2,143		Noble Energy, Inc	207,121
78	*	Oceaneering International, Inc	6,977
89	*	Oil States International, Inc	6,776
753	*	Parker Drilling Co	5,203
1,789	*	PetroHawk Energy Corp	43,902
200	*	Petroleum Development Corp	9,602
415	*	Petroquest Energy, Inc	3,884
697	*	Pioneer Drilling Co	9,619
1,258		Pioneer Natural Resources Co	128,215
1,201	*	Pride International, Inc	51,583
2,005		Questar Market Resources, Inc	81,283
846	*	Quicksilver Resources, Inc	12,106
663		Range Resources Corp	38,759
6,716	*	Rentech, Inc	8,395
233	*	Rex Energy Corp	2,714

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

84	*	Rosetta Resources, Inc	$3,993
1,667	*	Southwestern Energy Co	71,631
8,091		Spectra Energy Corp	219,913
603		St. Mary Land & Exploration Co	44,737
354		Sunoco, Inc	16,139
951	*	Ultra Petroleum Corp	46,837
300	*	Unit Corp	18,585
500		W&T Offshore, Inc	11,395
2,316	*	Weatherford International Ltd	52,342
682	*	Whiting Petroleum Corp	50,093
4,830		Williams Cos, Inc	150,599

		TOTAL ENERGY	4,174,715

FOOD & STAPLES RETAILING - 2.1%
3,253		Costco Wholesale Corp	238,509
2,499		Kroger Co	59,901
98		Nash Finch Co	3,718
3,061		Safeway, Inc	72,056
128		Spartan Stores, Inc	1,893
6,620		Sysco Corp	183,374
5,425		Walgreen Co	217,760
432		Whole Foods Market, Inc	28,469

		TOTAL FOOD & STAPLES RETAILING	805,680

FOOD BEVERAGE & TOBACCO - 3.7%
23		Alico, Inc	616
2,429		Campbell Soup Co	80,424
548		ConAgra Foods, Inc	13,015
5,674		General Mills, Inc	207,385
52	*	Green Mountain Coffee Roasters, Inc	3,360
2,606		H.J. Heinz Co	127,225
94	*	Hansen Natural Corp	5,662
34		Hormel Foods Corp	947
273		J.M. Smucker Co	19,489
3,271		Kellogg Co	176,569
8,648		Kraft Foods, Inc (Class A)	271,201
51		Lancaster Colony Corp	3,091
146		McCormick & Co, Inc	6,983
6,615		PepsiCo, Inc	426,072
11	*	Ralcorp Holdings, Inc	753
4,132		Sara Lee Corp	73,012
80		Tootsie Roll Industries, Inc	2,278

		TOTAL FOOD BEVERAGE & TOBACCO	1,418,082

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,627		Aetna, Inc	135,758
55	*	Amsurg Corp	1,399
4,424		Baxter International, Inc	237,879
432		Beckman Coulter, Inc	35,886
2,404		Becton Dickinson & Co	191,406
141	*	Catalyst Health Solutions, Inc	7,886
263	*	Centene Corp	8,674

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

75		Chemed Corp	$4,996
112	*	Corvel Corp	5,956
808		Dentsply International, Inc	29,888
12	*	Gen-Probe, Inc	796
85	*	Greatbatch, Inc	2,249
161	*	Healthways, Inc	2,475
105	*	Henry Schein, Inc	7,368
507		Hill-Rom Holdings, Inc	19,256
737	*	Humana, Inc	51,546
292	*	Idexx Laboratories, Inc	22,548
103	*	Intuitive Surgical, Inc	34,346
33		Invacare Corp	1,027
341	*	Inverness Medical Innovations, Inc	13,347
200	*	Kinetic Concepts, Inc	10,884
337	*	LifePoint Hospitals, Inc	13,541
1,380		McKesson Corp	109,089
1,370	*	Medco Health Solutions, Inc	76,939
6,924		Medtronic, Inc	272,460
201	*	Molina Healthcare, Inc	8,040
104	*	MWI Veterinary Supply, Inc	8,391
61		Owens & Minor, Inc	1,981
522		Patterson Cos, Inc	16,803
193	*	PharMerica Corp	2,208
164	*	Resmed, Inc	4,920
293		STERIS Corp	10,120
3,478		WellPoint, Inc	242,729

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,592,791

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
30		Alberto-Culver Co	1,118
1,937		Avon Products, Inc	52,377
61		Church & Dwight Co, Inc	4,840
504		Clorox Co	35,315
2,147		Colgate-Palmolive Co	173,392
276		Estee Lauder Cos (Class A)	26,595
3,091		Kimberly-Clark Corp	201,750
9,383		Procter & Gamble Co	577,992
134	*	USANA Health Sciences, Inc	4,624

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,078,003

INSURANCE - 3.6%
3,769		Aflac, Inc	198,928
5	*	Alleghany Corp	1,688
120	*	Arch Capital Group Ltd	11,903
903		Aspen Insurance Holdings Ltd	24,887
703		Assurant, Inc	27,073
133		Axis Capital Holdings Ltd	4,644
3,341		Chubb Corp	204,837
3,062		Cincinnati Financial Corp	100,434
332		Endurance Specialty Holdings Ltd	16,208
202		Erie Indemnity Co (Class A)	14,364
32		Everest Re Group Ltd	2,822

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,268	*	Genworth Financial, Inc (Class A)	$57,447
164		Hanover Insurance Group, Inc	7,421
2,587		Lincoln National Corp	77,713
38	*	Markel Corp	15,749
765		Montpelier Re Holdings Ltd	13,518
320	*	National Financial Partners Corp	4,720
28		PartnerRe Ltd	2,219
6,686	*	Phoenix Cos, Inc	18,186
379		Platinum Underwriters Holdings Ltd	14,436
2,385		Principal Financial Group	76,582
6,467		Progressive Corp	136,648
300		Protective Life Corp	7,965
36		Stancorp Financial Group, Inc	1,660
3,921		Travelers Cos, Inc	233,220
875		W.R. Berkley Corp	28,184
1,456		XL Capital Ltd	35,818

		TOTAL INSURANCE	1,339,274

MATERIALS - 5.6%
2,280		Air Products & Chemicals, Inc	205,610
45		Airgas, Inc	2,989
8,453		Alcoa, Inc	149,195
463		Allegheny Technologies, Inc	31,354
1,459	*	Allied Nevada Gold Corp	51,765
900		AMCOL International Corp	32,382
157		Aptargroup, Inc	7,870
252		Ball Corp	9,034
627		Bemis Co, Inc	20,572
327		Buckeye Technologies, Inc	8,904
255	*	Calgon Carbon Corp	4,049
400	*	Castle (A.M.) & Co	7,552
9	*	Clearwater Paper Corp	733
974		Cleveland-Cliffs, Inc	95,725
782	*	Coeur d’Alene Mines Corp	27,198
805		Commercial Metals Co	13,902
68		Compass Minerals International, Inc	6,360
103		Domtar Corporation	9,453
2,825		Ecolab, Inc	144,132
163		Glatfelter	2,171
611		H.B. Fuller Co	13,124
182		Innophos Holdings, Inc	8,392
1,828		International Paper Co	55,169
898	*	Louisiana-Pacific Corp	9,429
404		Lubrizol Corp	54,120
2,249	*	LyondellBasell Industries AF S.C.A	88,948
1,778		MeadWestvaco Corp	53,927
176		Minerals Technologies, Inc	12,060
343		Nalco Holding Co	9,367
3,128		Nucor Corp	143,951
241		Olympic Steel, Inc	7,907
253	*	Owens-Illinois, Inc	7,638
2,362		Praxair, Inc	239,979

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

924		Reliance Steel & Aluminum Co	$53,389
114		Rock-Tenn Co (Class A)	7,906
1,068		Royal Gold, Inc	55,963
382		Sealed Air Corp	10,184
1,498		Sigma-Aldrich Corp	95,333
778		Sonoco Products Co	28,188
297	*	Stillwater Mining Co	6,810
500		Temple-Inland, Inc	11,700
496	*	Titanium Metals Corp	9,216
2,789		United States Steel Corp	150,439
153	*	US Gold Corp	1,351
330		Valspar Corp	12,903
872		Vulcan Materials Co	39,763
79		Wausau Paper Corp	604
1,891		Worthington Industries, Inc	39,560

		TOTAL MATERIALS	2,058,270

MEDIA - 3.1%
785	*	Discovery Communications, Inc (Class A)	31,322
423	*	Discovery Communications, Inc (Class C)	14,894
327	*	DreamWorks Animation SKG, Inc (Class A)	9,133
200	*	Entercom Communications Corp (Class A)	2,204
2,364	*	Entravision Communications Corp (Class A)	6,406
399	*	EW Scripps Co (Class A)	3,950
100	*	Fisher Communications, Inc	3,108
185		Harte-Hanks, Inc	2,202
83		John Wiley & Sons, Inc (Class A)	4,220
2,109	*	Journal Communications, Inc (Class A)	12,654
2,046	*	Liberty Global, Inc (Class A)	84,725
1,953	*	Lin TV Corp (Class A)	11,581
1,041	*	McClatchy Co (Class A)	3,539
256		Meredith Corp	8,684
1,421	*	New York Times Co (Class A)	13,457
3,266		Omnicom Group, Inc	160,230
845		Scripps Networks Interactive (Class A)	42,326
17,383	*	Sirius XM Radio, Inc	28,856
2,974		Time Warner Cable, Inc	212,165
339	*	Valassis Communications, Inc	9,878
2,287		Virgin Media, Inc	63,556
9,116		Walt Disney Co	392,807
142		Washington Post Co (Class B)	62,134

		TOTAL MEDIA	1,184,031

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
7,190		Abbott Laboratories	352,670
100	*	Affymetrix, Inc	521
2,120	*	Agilent Technologies, Inc	94,933
1,090	*	Akorn, Inc	6,289
1,913		Allergan, Inc	135,861
200	*	Amylin Pharmaceuticals, Inc	2,274
200	*	Ariad Pharmaceuticals, Inc	1,504
101	*	Auxilium Pharmaceuticals, Inc	2,168

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,616	*	Biogen Idec, Inc	$118,598
442	*	BioMimetic Therapeutics, Inc	5,795
10,075		Bristol-Myers Squibb Co	266,282
200	*	Bruker BioSciences Corp	4,170
200	*	Celera Corp	1,622
365	*	Cepheid, Inc	10,227
504	*	Dendreon Corp	18,865
2,211	*	Durect Corp	7,960
771	*	Endo Pharmaceuticals Holdings, Inc	29,421
1,920	*	Genzyme Corp	146,208
300	*	Geron Corp	1,515
6,027	*	Gilead Sciences, Inc	255,786
208	*	Hospira, Inc	11,482
767	*	Incyte Corp	12,157
435	*	Isis Pharmaceuticals, Inc	3,932
9,723		Johnson & Johnson	576,089
360	*	Life Technologies Corp	18,871
12,713		Merck & Co, Inc	419,656
1,668	*	Nektar Therapeutics	15,796
377	*	Neurocrine Biosciences, Inc	2,861
1,904		PDL BioPharma, Inc	11,043
232	*	Pharmasset, Inc	18,261
852	*	Pozen, Inc	4,575
227	*	Progenics Pharmaceuticals, Inc	1,403
211	*	Regeneron Pharmaceuticals, Inc	9,482
490	*	Salix Pharmaceuticals Ltd	17,165
70		Techne Corp	5,012
88	*	United Therapeutics Corp	5,898
636	*	Vivus, Inc	3,937
454	*	Waters Corp	39,453

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,639,742

REAL ESTATE - 1.9%
270		AMB Property Corp	9,712
8,706		Annaly Capital Management, Inc	151,919
800		Anworth Mortgage Asset Corp	5,672
653		Boston Properties, Inc	61,937
441		Capstead Mortgage Corp	5,636
184		CBL & Associates Properties, Inc	3,205
157		Cedar Shopping Centers, Inc	947
180		Digital Realty Trust, Inc	10,465
1,259		Duke Realty Corp	17,639
80		Federal Realty Investment Trust	6,525
1,053	*	FelCor Lodging Trust, Inc	6,455
1,987	*	First Industrial Realty Trust, Inc	23,625
166	*	Forestar Real Estate Group, Inc	3,157
358		Glimcher Realty Trust	3,312
889		HCP, Inc	33,729
489		Health Care REIT, Inc	25,643
1,480		Hersha Hospitality Trust	8,791
4,194		Host Marriott Corp	73,856
175		HRPT Properties Trust	4,545

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,936		Kimco Realty Corp	$35,506
325		Liberty Property Trust	10,693
265		Macerich Co	13,125
255		MFA Mortgage Investments, Inc	2,091
107		Mid-America Apartment Communities, Inc	6,869
2,231		NorthStar Realty Finance Corp	11,936
38		Post Properties, Inc	1,492
3,775		Prologis	60,325
6,300		RAIT Investment Trust	15,498
78		Regency Centers Corp	3,391
263		Ventas, Inc	14,281
1,009		Vornado Realty Trust	88,287

		TOTAL REAL ESTATE	720,264

RETAILING - 4.2%
15		Advance Auto Parts, Inc	984
600		American Eagle Outfitters, Inc	9,534
89	*	Ann Taylor Stores Corp	2,591
320	*	Autozone, Inc	87,539
1,199	*	Bed Bath & Beyond, Inc	57,876
2,087		Best Buy Co, Inc	59,939
215	*	Bon-Ton Stores, Inc/the	3,333
456	*	Carmax, Inc	14,638
100	*	Charming Shoppes, Inc	426
400		Chico’s FAS, Inc	5,960
400		Foot Locker, Inc	7,888
199	*	GameStop Corp (Class A)	4,481
3,573		Gap, Inc	80,964
2,152		Genuine Parts Co	115,433
881	*	Hibbett Sports, Inc	31,549
248	*	HSN, Inc	7,943
940		JC Penney Co, Inc	33,755
2,092		Kohl’s Corp	110,960
3,113	*	Liberty Media Holding Corp (Interactive A)	49,933
1,800		Limited Brands, Inc	59,184
9,160		Lowe’s Cos, Inc	242,098
800		Macy’s, Inc	19,408
750		Nordstrom, Inc	33,660
700	*	Office Depot, Inc	3,241
404	*	Orbitz Worldwide, Inc	1,442
224		Petsmart, Inc	9,173
200		RadioShack Corp	3,002
4,099		Staples, Inc	79,603
5,201		Target Corp	260,102
300		Tiffany & Co	18,432
3,035		TJX Companies, Inc	150,930
100		Williams-Sonoma, Inc	4,050

		TOTAL RETAILING	1,570,051

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
873	*	Advanced Energy Industries, Inc	14,274
5,361	*	Advanced Micro Devices, Inc	46,105

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

502	*	Anadigics, Inc	$2,249
12,517		Applied Materials, Inc	195,516
2,682	*	Atmel Corp	36,556
51	*	Cabot Microelectronics Corp	2,665
799	*	Energy Conversion Devices, Inc	1,806
1,595	*	Entegris, Inc	13,988
21,071		Intel Corp	425,001
499	*	Lattice Semiconductor Corp	2,944
2,267	*	LSI Logic Corp	15,416
654	*	LTX-Credence Corp	5,971
3,239	*	ON Semiconductor Corp	31,969
706	*	RF Micro Devices, Inc	4,525
210	*	Sigma Designs, Inc	2,720
487	*	Skyworks Solutions, Inc	15,789
1,577	*	Sunpower Corp (Class A)	27,030
408	*	Sunpower Corp (Class B)	6,801
8,124		Texas Instruments, Inc	280,764
170	*	Ultratech, Inc	4,998
800		Xilinx, Inc	26,240

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,163,327

SOFTWARE & SERVICES - 8.9%
4,537		Accenture plc	249,399
2,844	*	Adobe Systems, Inc	94,307
463	*	Akamai Technologies, Inc	17,594
33	*	Ansys, Inc	1,788
1,014	*	Autodesk, Inc	44,728
61	*	Blackboard, Inc	2,211
749		Broadridge Financial Solutions, Inc	16,995
320		CA, Inc	7,738
190	*	Ciber, Inc	1,273
696	*	Compuware Corp	8,039
100	*	CSG Systems International, Inc	1,994
710		Earthlink, Inc	5,559
174	*	Equinix, Inc	15,851
881	*	Google, Inc (Class A)	516,451
584	*	Informatica Corp	30,502
400	*	Internap Network Services Corp	2,628
4,336		International Business Machines Corp	707,071
252	*	Intuit, Inc	13,381
421		Jack Henry & Associates, Inc	14,268
626	*	Lawson Software, Inc	7,575
205	*	Liquidity Services, Inc	3,661
334	*	Liveperson, Inc	4,222
249		Marchex, Inc (Class B)	1,960
357	*	Mentor Graphics Corp	5,223
23,980		Microsoft Corp	608,132
120	*	NeuStar, Inc (Class A)	3,070
1,258		NIC, Inc	15,675
2,080	*	Novell, Inc	12,334
14,512		Oracle Corp	484,265
118		Pegasystems, Inc	4,477

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

85	*	Perficient, Inc	$1,021
351	*	Rackspace Hosting, Inc	15,040
819	*	RealNetworks, Inc	3,047
19	*	Rovi Corp	1,019
452	*	S1 Corp	3,019
605	*	Salesforce.com, Inc	80,816
500		Sapient Corp	5,725
196	*	Smith Micro Software, Inc	1,835
5,424	*	Symantec Corp	100,561
13		Syntel, Inc	679
1,069	*	TIBCO Software, Inc	29,130
1,463		Total System Services, Inc	26,363
215	*	Travelzoo, Inc	14,317
142	*	Tyler Technologies, Inc	3,367
146	*	Ultimate Software Group, Inc	8,578
348		United Online, Inc	2,194
273	*	Vasco Data Security International	3,748
162	*	Wright Express Corp	8,398
7,002	*	Yahoo!, Inc	116,583

		TOTAL SOFTWARE & SERVICES	3,327,811

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
379	*	Acme Packet, Inc	26,894
97	*	Avid Technology, Inc	2,163
147	*	Benchmark Electronics, Inc	2,789
553	*	Bookham, Inc	6,365
22,111		Cisco Systems, Inc	379,203
1,082	*	Cray, Inc	6,979
13,895	*	Dell, Inc	201,616
24	*	DG FastChannel, Inc	773
10,604	*	EMC Corp	281,536
532	*	Finisar Corp	13,087
9,429		Hewlett-Packard Co	386,306
169		InterDigital, Inc	8,063
124	*	Intevac, Inc	1,541
14	*	Itron, Inc	790
300	*	Lexmark International, Inc (Class A)	11,112
2,242	*	Motorola, Inc	100,195
1,151	*	NetApp, Inc	55,455
645	*	Oplink Communications, Inc	12,571
293		Plantronics, Inc	10,730
416	*	Polycom, Inc	21,570
1,208	*	Power-One, Inc	10,570
500	*	QLogic Corp	9,275
5,663	*	Quantum Corp	14,271
975	*	Radisys Corp	8,444
2,319	*	Seagate Technology, Inc	33,394
790	*	Smart Modular Technologies WWH, Inc	6,138
406	*	STEC, Inc	8,157
172	*	Super Micro Computer, Inc	2,759
40		Sycamore Networks, Inc	977
141	*	Synaptics, Inc	3,810

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26	*	Tech Data Corp	$1,322
221	*	Tekelec	1,795
1,492		Tellabs, Inc	7,818
281	*	Trimble Navigation Ltd	14,202
184	*	TTM Technologies, Inc	3,341
8,142		Xerox Corp	86,712

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,742,723

TELECOMMUNICATION SERVICES - 2.2%
1,026		Alaska Communications Systems Group, Inc	10,927
3,221	*	American Tower Corp (Class A)	166,912
2,107		CenturyTel, Inc	87,546
1,541	*	Cincinnati Bell, Inc	4,130
534	*	Crown Castle International Corp	22,722
11,979		Frontier Communications Corp	98,467
2,464	*	MetroPCS Communications, Inc	40,015
1,573	*	NII Holdings, Inc (Class B)	65,547
1,356	*	PAETEC Holding Corp	4,529
20,725		Qwest Communications International, Inc	141,551
90	*	SBA Communications Corp (Class A)	3,571
24,365	*	Sprint Nextel Corp	113,054
34		Telephone & Data Systems, Inc	1,146
443	*	tw telecom inc (Class A)	8,506
18	*	US Cellular Corp	927
5,864		Windstream Corp	75,470

		TOTAL TELECOMMUNICATION SERVICES	845,020

TRANSPORTATION - 3.0%
3,212	*	Airtran Holdings, Inc	23,929
116		Alexander & Baldwin, Inc	5,295
176		CH Robinson Worldwide, Inc	13,047
2,860		CSX Corp	224,795
2,894	*	Delta Air Lines, Inc	28,361
153	*	Dollar Thrifty Automotive Group, Inc	10,210
178		Expeditors International Washington, Inc	8,925
2,278		FedEx Corp	213,107
34	*	Genesee & Wyoming, Inc (Class A)	1,979
500	*	Kansas City Southern Industries, Inc	27,225
3,125		Norfolk Southern Corp	216,469
68		Ryder System, Inc	3,441
267		Skywest, Inc	4,518
4,679		Southwest Airlines Co	59,096
3,820		United Parcel Service, Inc (Class B)	283,902

		TOTAL TRANSPORTATION	1,124,299

UTILITIES - 4.3%
1,068		Alliant Energy Corp	41,577
949		Aqua America, Inc	21,722
1,100		Atmos Energy Corp	37,510
1,390	*	Calpine Corp	22,059
1,918		Centerpoint Energy, Inc	33,680
167		CH Energy Group, Inc	8,440

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

2,885	Cleco Corp	$98,927
3,364	Consolidated Edison, Inc	170,622
175	DTE Energy Co	8,568
2,859	Hawaiian Electric Industries, Inc	70,903
2,478	Idacorp, Inc	94,412
87	ITC Holdings Corp	6,081
222	Laclede Group, Inc	8,458
500	MGE Energy, Inc	20,245
197	New Jersey Resources Corp	8,461
3,736	NextEra Energy, Inc	205,929
728	Nicor, Inc	39,094
4,838	NiSource, Inc	92,793
1,381	Northeast Utilities	47,783
162	Northwest Natural Gas Co	7,473
819	NSTAR	37,895
3,211	NV Energy, Inc	47,812
5,753	Pepco Holdings, Inc	107,293
1,443	PG&E Corp	63,752
1,298	Piedmont Natural Gas Co, Inc	39,395
2,868	PPL Corp	72,560
104	SCANA Corp	4,094
1,493	Sempra Energy	79,876
211	SJW Corp	4,885
560	South Jersey Industries, Inc	31,343
155	Southwest Gas Corp	6,040
200	UIL Holdings Corp	6,104
524	WGL Holdings, Inc	20,436
250	Wisconsin Energy Corp	7,625
368	Xcel Energy, Inc	8,792

	TOTAL UTILITIES	1,582,639

	TOTAL COMMON STOCKS (Cost $32,658,846)	37,537,733

	TOTAL INVESTMENTS - 99.8% (Cost $32,658,846)	37,537,733
	OTHER ASSETS & LIABILITIES, NET - 0.2%	62,960

	NET ASSETS - 100.0%	$37,600,693

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%
DIVERSIFIED REITS - 4.5%
41,000		Vornado Realty Trust	$3,587,500

		TOTAL DIVERSIFIED REITS	3,587,500

GENERAL MERCHANDISE STORES - 0.9%
15,000		Target Corp	750,150

		TOTAL GENERAL MERCHANDISE STORES	750,150

GOLD - 0.7%
10,000		Newmont Mining Corp	545,800

		TOTAL GOLD	545,800

HOMEBUILDING - 0.7%
15,000		KB Home	186,600
50,000	*	Pulte Homes, Inc	370,000

		TOTAL HOMEBUILDING	556,600

HOTELS, RESORTS & CRUISE LINES - 1.3%
7,000	*	Hyatt Hotels Corp	301,280
60,000	*	Orient-Express Hotels Ltd (Class A)	742,200

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,043,480

INDUSTRIAL REITS - 4.9%
30,000		AMB Property Corp	1,079,100
19,500		EastGroup Properties, Inc	857,415
15,000	*	First Industrial Realty Trust, Inc	178,350
115,000		Prologis	1,837,700

		TOTAL INDUSTRIAL REITS	3,952,565

MORTGAGE REITS - 1.2%
35,000		Annaly Capital Management, Inc	610,750
13,385		CreXus Investment Corp	152,857
25,000	*	Newcastle Investment Corp	151,000

		TOTAL MORTGAGE REITS	914,607

OFFICE REITS - 13.9%
19,000		Alexandria Real Estate Equities, Inc	1,481,430
75,000		BioMed Realty Trust, Inc	1,426,500
42,000		Boston Properties, Inc	3,983,700
16,000		Corporate Office Properties Trust	578,240
22,000		Digital Realty Trust, Inc	1,279,080
7,500		Kilroy Realty Corp	291,225
35,000		Mission West Properties, Inc	229,950
24,000		SL Green Realty Corp	1,804,800

		TOTAL OFFICE REITS	$11,074,925

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	$0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.4%
16,918	*	Forestar Real Estate Group, Inc	321,780

		TOTAL REAL ESTATE DEVELOPMENT	321,780

REAL ESTATE OPERATING COMPANIES - 1.7%
407,000	*	Thomas Properties Group, Inc	1,363,450

		TOTAL REAL ESTATE OPERATING COMPANIES	1,363,450

REAL ESTATE SERVICES - 2.8%
50,000	*	CB Richard Ellis Group, Inc (Class A)	1,335,000
8,500		Jones Lang LaSalle, Inc	847,790

		TOTAL REAL ESTATE SERVICES	2,182,790

RESIDENTIAL REITS - 15.7%
40,000		American Campus Communities, Inc	1,320,000
20,000		Associated Estates Realty Corp	317,600
22,551		AvalonBay Communities, Inc	2,707,924
11,623		Camden Property Trust	660,419
88,000		Equity Residential	4,964,081
16,500		Essex Property Trust, Inc	2,046,000
3,340		Post Properties, Inc	131,095
15,000		UDR, Inc	365,550

		TOTAL RESIDENTIAL REITS	12,512,669

RETAIL REITS - 21.5%
120,000		Developers Diversified Realty Corp	1,680,000
12,500		Federal Realty Investment Trust	1,019,500
50,000		General Growth Properties, Inc	774,000
20,000		Glimcher Realty Trust	185,000
59,000		Kimco Realty Corp	1,082,060
37,000		Macerich Co	1,832,610
15,000		Realty Income Corp	524,250
25,000		Regency Centers Corp	1,087,000
73,500		Simon Property Group, Inc	7,876,260
30,000		Tanger Factory Outlet Centers, Inc	787,200
3,500		Taubman Centers, Inc	187,530

		TOTAL RETAIL REITS	17,035,410

SPECIALIZED REITS - 28.5%
26,000		Entertainment Properties Trust	1,217,320
18,973		Extra Space Storage, Inc	392,931
92,309	*	FelCor Lodging Trust, Inc	565,854
78,000		HCP, Inc	2,959,320
44,000		Health Care REIT, Inc	2,307,360
110,000		Hersha Hospitality Trust	653,400

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

180,000		Host Marriott Corp	$3,169,800
6,000		LaSalle Hotel Properties	162,000
27,500		Nationwide Health Properties, Inc	1,169,575
30,000		Plum Creek Timber Co, Inc	1,308,300
28,500		Public Storage, Inc	3,160,935
3,750		Rayonier, Inc	233,663
8,000		Sovran Self Storage, Inc	316,400
25,000	*	Sunstone Hotel Investors, Inc	254,750
60,000		U-Store-It Trust	631,200
41,000		Ventas, Inc	2,226,300
83,000		Weyerhaeuser Co	2,041,799

		TOTAL SPECIALIZED REITS	22,770,907

		TOTAL COMMON STOCKS (Cost $70,470,286)	78,612,633

		TOTAL INVESTMENTS - 98.7% (Cost $70,470,286)	78,612,633
		OTHER ASSETS & LIABILITIES, NET - 1.3%	999,342

		NET ASSETS - 100.0%	$79,611,975

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to 0 or 0.00% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.7%

CORPORATE BONDS - 32.7%
BANKS - 7.3%
$ 100,000	g	Banco de Credito del Peru	5.380%	09/16/20	$94,500
100,000	g	Banco del Estado de Chile	4.130	10/07/20	93,415
100,000	g	Banco do Brasil S.A.	5.380	01/15/21	97,000
100,000	g	BanColombia S.A.	4.250	01/12/16	98,750
1,000,000		Bank of America Corp	2.380	06/22/12	1,023,064
50,000		Bank of America Corp	7.380	05/15/14	56,466
150,000		Bank of America Corp	3.630	03/17/16	147,888
200,000		Bank of America Corp	5.300	03/15/17	205,333
75,000		Bank of America Corp	5.750	12/01/17	79,021
500,000	g	Bank of Montreal	2.850	06/09/15	504,294
250,000	g	Bank of Montreal	2.630	01/25/16	248,809
250,000	g	Bank of Nova Scotia	1.650	10/29/15	239,824
75,000		BB&T Corp	3.850	07/27/27	77,649
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	150,318
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	101,763
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	201,109
50,000		Capital One Capital V	8.880	05/15/40	52,688
1,000,000		Citigroup, Inc	2.130	04/30/12	1,018,916
100,000		Citigroup, Inc	6.000	12/13/13	108,733
50,000		Citigroup, Inc	5.500	10/15/14	53,930
75,000		Citigroup, Inc	6.130	05/15/18	81,803
100,000		Citigroup, Inc	5.380	08/09/20	102,945
75,000		Citigroup, Inc	6.880	03/05/38	82,421
50,000		Citigroup, Inc	8.130	07/15/39	62,676
900,000	g	Depfa ACS Bank	5.130	03/16/37	597,550
100,000		Deutsche Bank AG	3.880	08/18/14	104,269
50,000		Discover Bank	7.000	04/15/20	55,010
50,000		First Horizon National Corp	5.380	12/15/15	52,239
100,000	g	HSBC Bank plc	3.500	06/28/15	101,299
150,000	g	HSBC Bank plc	4.130	08/12/20	143,543
100,000	g	ICICI Bank Ltd	5.500	03/25/15	104,260
60,000		JPMorgan Chase & Co	5.130	09/15/14	64,399
200,000		JPMorgan Chase & Co	3.450	03/01/16	199,286
350,000		JPMorgan Chase & Co	4.250	10/15/20	334,499
100,000		JPMorgan Chase & Co	5.500	10/15/40	97,715
500,000		KeyBank NA	3.200	06/15/12	516,370
250,000	g	National Bank of Canada	1.650	01/30/14	250,335
250,000		New York Community Bank	3.000	12/16/11	254,843
25,000		Noble Holding International Ltd	3.450	08/01/15	25,522
75,000		Noble Holding International Ltd	4.900	08/01/20	76,094
175,000		Northern Trust Corp	4.630	05/01/14	188,979
100,000		PNC Funding Corp	5.130	02/08/20	105,257

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Shinhan Bank	4.130%	10/04/16	$200,723
500,000		Sovereign Bancorp, Inc	2.750	01/17/12	509,816
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	99,555
150,000		Union Bank of California NA	5.950	05/11/16	158,941
25,000		USB Capital XIII Trust	6.630	12/15/39	26,172
100,000	g	Vnesheconombank	6.800	11/22/25	101,400
25,000		Wachovia Bank NA	4.800	11/01/14	26,621
100,000		Wachovia Bank NA	5.850	02/01/37	102,049
100,000		Wells Fargo & Co	2.130	06/15/12	101,911
100,000		Wells Fargo & Co	4.750	02/09/15	106,411
150,000		Wells Fargo & Co	3.680	06/15/16	150,887
200,000		Wells Fargo & Co	4.600	04/01/21	197,781
50,000		Westpac Banking Corp	3.000	08/04/15	49,876
40,000		Zions Bancorporation	7.750	09/23/14	43,441

		TOTAL BANKS			10,130,368

CAPITAL GOODS - 0.8%
25,000		Black & Decker Corp	8.950	04/15/14	29,558
250,000		Caterpillar Financial Services Corp	2.650	04/01/16	248,118
50,000		CRH America, Inc	4.130	01/15/16	50,049
140,000		DIRECTV Holdings LLC	3.500	03/01/16	140,304
200,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	191,928
55,000		Goodrich Corp	6.130	03/01/19	61,639
50,000		ITT Corp	4.900	05/01/14	53,484
100,000	g	Myriad International Holding BV	6.380	07/28/17	105,620
50,000		Tyco International Finance S.A.	6.000	11/15/13	55,352
25,000		Tyco International Finance S.A.	4.130	10/15/14	26,545
25,000		United Technologies Corp	5.700	04/15/40	26,782
100,000		Valmont Industries, Inc	6.630	04/20/20	103,043

		TOTAL CAPITAL GOODS			1,092,422

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	101,602
25,000		News America, Inc	7.250	05/18/18	29,815
50,000		News America, Inc	6.200	12/15/34	50,286
50,000		News America, Inc	6.900	08/15/39	54,287
30,000		Republic Services, Inc	5.000	03/01/20	31,058
25,000		Republic Services, Inc	5.250	11/15/21	26,171
40,000		Republic Services, Inc	6.200	03/01/40	42,239
75,000		Waste Management, Inc	4.600	03/01/21	74,938

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			410,396

CONSUMER DURABLES & APPAREL - 0.2%
100,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	99,527
75,000		Whirlpool Corp	8.000	05/01/12	79,927

		TOTAL CONSUMER DURABLES & APPAREL			179,454

CONSUMER SERVICES - 0.2%
60,000		McDonald’s Corp	3.500	07/15/20	58,601
200,000	g	Transnet Ltd	4.500	02/10/16	204,172
100,000		Walt Disney Co	4.500	12/15/13	108,367

		TOTAL CONSUMER SERVICES			371,140

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 8.4%
$ 25,000		American Express Co	7.000%	03/19/18	$29,218
125,000		American Express Co	8.130	05/20/19	155,959
50,000		Ameriprise Financial, Inc	5.300	03/15/20	52,999
100,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	101,000
100,000	g	Bangkok Bank PCL	4.800	10/18/20	95,185
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,616
50,000		Bank of New York Mellon Corp	5.450	05/15/19	54,846
150,000	g	Banque PSA Finance	3.380	04/04/14	149,932
50,000		Barclays Bank plc	5.200	07/10/14	54,039
50,000		BlackRock, Inc	3.500	12/10/14	52,279
50,000		BlackRock, Inc	5.000	12/10/19	52,453
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	102,296
500,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	493,413
50,000		Capital One Bank USA NA	8.800	07/15/19	62,868
1,000,000		Citigroup Funding, Inc	1.880	10/22/12	1,018,916
150,000		Credit Suisse	5.000	05/15/13	160,139
100,000		Credit Suisse	5.500	05/01/14	109,611
25,000		Credit Suisse	5.300	08/13/19	26,279
25,000		Credit Suisse AG	5.400	01/14/20	25,249
100,000		Eaton Vance Corp	6.500	10/02/17	113,268
60,000		Franklin Resources, Inc	3.130	05/20/15	61,414
500,000		General Electric Capital Corp	2.250	03/12/12	508,917
200,000		General Electric Capital Corp	2.200	06/08/12	204,122
200,000		General Electric Capital Corp	2.130	12/21/12	204,725
25,000		General Electric Capital Corp	2.800	01/08/13	25,580
200,000		General Electric Capital Corp	1.880	09/16/13	199,931
375,000		General Electric Capital Corp	5.500	06/04/14	410,099
350,000		General Electric Capital Corp	4.380	09/16/20	340,130
50,000		General Electric Capital Corp	4.630	01/07/21	49,241
100,000		General Electric Capital Corp	5.300	02/11/21	101,567
450,000		GMAC, Inc	1.750	10/30/12	457,532
1,700,000		GMAC, Inc	2.200	12/19/12	1,741,540
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	86,250
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	105,968
100,000		Goldman Sachs Group, Inc	3.700	08/01/15	100,738
150,000		Goldman Sachs Group, Inc	3.630	02/07/16	148,583
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	58,079
125,000		Goldman Sachs Group, Inc	5.380	03/15/20	126,917
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	25,216
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	49,793
165,000		HSBC Finance Corp	4.750	07/15/13	175,986
100,000	g	Hyundai Capital America	3.750	04/06/16	98,516
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,363
25,000	g	International Lease Finance Corp	8.880	09/15/15	27,500
50,000		International Lease Finance Corp	8.250	12/15/20	54,813
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	98,394
50,000		Jefferies Group, Inc	6.250	01/15/36	46,216
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	105,685
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Lloyds TSB Bank plc	6.380%	01/21/21	$52,105
100,000		MBNA Corp	6.130	03/01/13	106,985
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	318,016
50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	54,504
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	166,604
175,000		Morgan Stanley	6.000	05/13/14	190,374
50,000		Morgan Stanley	6.000	04/28/15	54,455
100,000		Morgan Stanley	5.450	01/09/17	105,420
65,000		Morgan Stanley	6.630	04/01/18	71,443
150,000		Morgan Stanley	7.300	05/13/19	168,714
100,000		Morgan Stanley	5.750	01/25/21	100,930
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	49,650
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	34,274
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	56,237
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	68,269
65,000		Nomura Holdings, Inc	4.130	01/19/16	64,312
100,000	g	Principal Life Global Funding I	5.130	10/15/13	106,553
100,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	99,399
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	182,350
350,000		State Street Corp	2.150	04/30/12	356,185
75,000		State Street Corp	4.300	05/30/14	80,340
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	296,443
75,000		UBS AG.	4.880	08/04/20	75,622
50,000		Unilever Capital Corp	4.800	02/15/19	53,530
50,000		Unilever Capital Corp	4.250	02/10/21	50,706
95,000	g	Waha Aerospace BV	3.930	07/28/20	95,000
25,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	26,724

		TOTAL DIVERSIFIED FINANCIALS			11,699,534

ENERGY - 3.1%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	54,369
30,000		Anadarko Petroleum Corp	8.700	03/15/19	36,746
45,000		Anadarko Petroleum Corp	6.450	09/15/36	44,942
100,000		Apache Corp	5.100	09/01/40	92,962
75,000		Baker Hughes, Inc	6.500	11/15/13	84,454
100,000		Baker Hughes, Inc	5.130	09/15/40	94,837
50,000		BJ Services Co	5.750	06/01/11	50,419
100,000		BP Capital Markets plc	3.130	03/10/12	102,198
425,000		BP Capital Markets plc	3.200	03/11/16	423,124
100,000		Burlington Resources Finance Co	7.200	08/15/31	120,937
75,000		Chevron Corp	3.450	03/03/12	77,054
125,000		ConocoPhillips	4.600	01/15/15	136,229
100,000		ConocoPhillips	6.500	02/01/39	113,841
92,290		Dolphin Energy Ltd	5.890	06/15/19	98,058
100,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	99,745
25,000		Enbridge Energy Partners LP	5.200	03/15/20	25,989
25,000		EnCana Corp	6.630	08/15/37	26,991
75,000		Enterprise Products Operating LLC	4.600	08/01/12	78,048
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,767
45,000		Enterprise Products Operating LLC	6.130	10/15/39	44,789
55,000		Enterprise Products Operating LLC	5.950	02/01/41	53,496
75,000		EOG Resources, Inc	4.100	02/01/21	72,612

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Hess Corp	8.130%	02/15/19	$31,384
75,000		Hess Corp	5.600	02/15/41	71,650
50,000	g	Marathon Petroleum Corp	3.500	03/01/16	50,131
50,000	g	Marathon Petroleum Corp	5.130	03/01/21	50,399
100,000		Occidental Petroleum Corp	4.100	02/01/21	99,044
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	21,160
85,000		Pemex Project Funding Master Trust	6.630	06/15/35	85,265
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	24,894
100,000		Petrobras International Finance Co	3.880	01/27/16	100,669
60,000		Petrobras International Finance Co	7.880	03/15/19	70,445
59,000		Petrobras International Finance Co	6.880	01/20/40	61,785
50,000		Petroleos Mexicanos	4.880	03/15/15	53,250
20,000		Petroleos Mexicanos	8.000	05/03/19	24,020
90,000		Petroleos Mexicanos	5.500	01/21/21	91,350
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	121,250
100,000	g	Petronas Capital Ltd	5.250	08/12/19	106,356
100,000		Plains All American Pipeline LP	5.000	02/01/21	100,297
100,000	g	Reliance Holdings USA	4.500	10/19/20	94,211
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	53,405
125,000	g	Schlumberger Norge AS.	4.200	01/15/21	125,053
125,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	125,053
50,000		SEACOR Holdings, Inc	7.380	10/01/19	53,188
75,000		Shell International Finance BV	4.300	09/22/19	77,231
25,000		Shell International Finance BV	6.380	12/15/38	28,252
25,000		Statoil ASA	2.900	10/15/14	25,796
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	101,739
25,000		Vale Overseas Ltd	6.250	01/23/17	27,828
25,000		Vale Overseas Ltd	6.880	11/21/36	26,622
60,000		Vale Overseas Ltd	6.880	11/10/39	64,134
50,000		Valero Energy Corp	4.500	02/01/15	52,616
110,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	109,225
100,000		XTO Energy, Inc	6.250	04/15/13	110,050
50,000		XTO Energy, Inc	4.630	06/15/13	53,704

		TOTAL ENERGY			4,250,063

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	50,791
50,000		Delhaize Group S.A.	5.880	02/01/14	54,590
50,000		Delhaize Group S.A.	6.500	06/15/17	56,238

		TOTAL FOOD & STAPLES RETAILING			161,619

FOOD BEVERAGE & TOBACCO - 0.9%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	198,512
80,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	85,864
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	78,436
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	28,023
100,000		Coca-Cola Co	3.150	11/15/20	93,042
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	53,708
7,000		ConAgra Foods, Inc	6.750	09/15/11	7,188
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	27,286
55,000		General Mills, Inc	5.200	03/17/15	60,407
100,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	100,221

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	HJ Heinz Finance Co	7.130%	08/01/39	$118,783
25,000		Kraft Foods, Inc	6.130	02/01/18	27,947
50,000		Kraft Foods, Inc	5.380	02/10/20	52,787
135,000		Kraft Foods, Inc	6.500	02/09/40	144,192
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	51,615
100,000		PepsiCo, Inc	0.880	10/25/13	98,885
5,000		PepsiCo, Inc	7.900	11/01/18	6,346
100,000		Philip Morris International, Inc	6.880	03/17/14	114,773

		TOTAL FOOD BEVERAGE & TOBACCO			1,348,015

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
50,000		Boston Scientific Corp	4.500	01/15/15	51,569
44,000		McKesson Corp	3.250	03/01/16	44,317
100,000		Medtronic, Inc	4.750	09/15/15	109,452
50,000		Medtronic, Inc	4.450	03/15/20	51,223
100,000		Quest Diagnostics, Inc	6.400	07/01/17	112,638
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	96,593
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	15,499

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			481,291

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
65,000		Procter & Gamble Co	5.550	03/05/37	69,470

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			69,470

INSURANCE - 1.1%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	55,501
75,000		Allstate Corp	7.450	05/16/19	89,088
150,000		American International Group, Inc	3.650	01/15/14	152,571
100,000		Chubb Corp	6.000	05/11/37	104,741
20,000		CIGNA Corp	5.130	06/15/20	20,848
100,000		CIGNA Corp	4.500	03/15/21	98,444
50,000		Genworth Financial, Inc	7.200	02/15/21	49,657
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	76,138
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	76,276
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	50,679
25,000		Lincoln National Corp	7.000	06/15/40	28,536
50,000		Metlife, Inc	5.000	06/15/15	53,838
100,000		Metlife, Inc	6.750	06/01/16	115,594
150,000		Prudential Financial, Inc	6.200	11/15/40	155,823
100,000	g	Prudential Funding LLC	6.750	09/15/23	111,515
25,000		Travelers Cos, Inc	5.800	05/15/18	27,493
25,000		Travelers Cos, Inc	5.900	06/02/19	27,651
20,000		Unum Group	5.630	09/15/20	20,323
150,000		Willis Group Holdings plc	4.130	03/15/16	149,228
25,000		WR Berkley Corp	5.380	09/15/20	25,137

		TOTAL INSURANCE			1,489,081

MATERIALS - 1.1%
125,000		3M Co	5.700	03/15/37	136,108
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	104,164
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	35,700
10,000		Airgas, Inc	4.500	09/15/14	10,447

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Alcoa, Inc	6.150%	08/15/20	$26,418
20,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	20,287
35,000		ArcelorMittal	3.750	08/05/15	35,346
100,000		ArcelorMittal	3.750	02/01/16	99,815
100,000		ArcelorMittal	5.500	03/01/21	98,541
30,000		ArcelorMittal	7.000	10/15/39	30,080
100,000		ArcelorMittal	6.750	03/01/41	98,004
100,000		Cliffs Natural Resources, Inc	6.250	10/01/40	99,333
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	93,515
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	51,851
50,000		International Paper Co	7.300	11/15/39	55,938
25,000		Newmont Mining Corp	6.250	10/01/39	26,504
140,000	g	POSCO	4.250	10/28/20	131,543
50,000		Praxair, Inc	5.250	11/15/14	55,845
115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	107,203
100,000	g	Sinochem Corp	6.300	11/12/40	98,437
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	101,966

		TOTAL MATERIALS			1,517,045

MEDIA - 0.7%
50,000		CBS Corp	4.300	02/15/21	47,261
75,000		Comcast Corp	5.650	06/15/35	70,500
50,000		Comcast Corp	6.400	03/01/40	51,210
63,000		Lamar Media Corp	6.630	08/15/15	64,260
25,000	g	NBC Universal, Inc	5.150	04/30/20	25,766
350,000	g	NBC Universal, Inc	4.380	04/01/21	335,088
100,000		Time Warner Cable, Inc	8.750	02/14/19	124,673
125,000		Time Warner Cable, Inc	8.250	04/01/19	152,279
50,000		Time Warner, Inc	3.150	07/15/15	50,637
50,000		Time Warner, Inc	6.500	11/15/36	51,401
25,000		Viacom, Inc	4.380	09/15/14	26,673

		TOTAL MEDIA			999,748

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
50,000		Abbott Laboratories	5.600	05/15/11	50,308
50,000		Agilent Technologies, Inc	2.500	07/15/13	50,446
75,000		Amgen, Inc	3.450	10/01/20	70,579
65,000		Eli Lilly & Co	3.550	03/06/12	66,885
250,000		Gilead Sciences, Inc	4.500	04/01/21	247,029
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	28,096
50,000		Johnson & Johnson	5.850	07/15/38	55,645
65,000		Life Technologies Corp	3.500	01/15/16	64,797
200,000		Merck & Co, Inc	3.880	01/15/21	195,759
35,000		Novartis Capital Corp	4.130	02/10/14	37,428
200,000		Novartis Capital Corp	2.900	04/24/15	204,453
35,000		Novartis Capital Corp	4.400	04/24/20	36,204
35,000		Pfizer, Inc	5.350	03/15/15	39,061
100,000		Pfizer, Inc	6.200	03/15/19	115,235
250,000		Sanofi-Aventis S.A.	2.630	03/29/16	247,851

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,509,776

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.6%
$ 30,000		AMB Property LP	4.500%	08/15/17	$30,282
15,000		Boston Properties LP	4.130	05/15/21	14,267
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	28,245
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	148,283
100,000		Developers Diversified Realty Corp	4.750	04/15/18	97,341
40,000		Developers Diversified Realty Corp	7.880	09/01/20	45,866
15,000		HCP, Inc	3.750	02/01/16	15,076
100,000		Health Care REIT, Inc	3.630	03/15/16	99,057
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	25,639
25,000		Kilroy Realty Corp	5.000	11/03/15	24,948
10,000		Kimco Realty Corp	5.700	05/01/17	10,857
50,000		Liberty Property LP	4.750	10/01/20	49,397
20,000		Mack-Cali Realty Corp	7.750	08/15/19	24,099
10,000		National Retail Properties, Inc	6.880	10/15/17	10,774
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	26,711
15,000		ProLogis	7.630	08/15/14	17,162
25,000		Realty Income Corp	5.950	09/15/16	27,381
35,000		Regency Centers LP	4.800	04/15/21	34,179
25,000		Simon Property Group LP	5.250	12/01/16	27,183
40,000		Simon Property Group LP	10.350	04/01/19	55,134
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	50,699

		TOTAL REAL ESTATE			862,580

RETAILING - 0.4%
150,000		Home Depot, Inc	5.950	04/01/41	149,582
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	161,250
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	27,409
55,000		O’Reilly Automotive, Inc	4.880	01/14/21	54,401
25,000		Staples, Inc	9.750	01/15/14	30,014
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	69,757

		TOTAL RETAILING			492,413

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
50,000		Analog Devices, Inc	5.000	07/01/14	54,342
50,000	g	Broadcom Corp	1.500	11/01/13	49,557
50,000	g	Broadcom Corp	2.380	11/01/15	48,299

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			152,198

SOFTWARE & SERVICES - 0.5%
50,000		Adobe Systems, Inc	3.250	02/01/15	51,087
75,000		International Business Machines Corp	1.000	08/05/13	74,553
35,000		Microsoft Corp	0.880	09/27/13	34,751
40,000		Microsoft Corp	2.950	06/01/14	41,632
125,000		Microsoft Corp	1.630	09/25/15	121,017
50,000		Oracle Corp	3.750	07/08/14	53,068
25,000		Oracle Corp	5.750	04/15/18	27,995
65,000	g	Oracle Corp	3.880	07/15/20	63,877
100,000		Symantec Corp	2.750	09/15/15	97,257

		TOTAL SOFTWARE & SERVICES			565,237

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
$ 50,000		Amphenol Corp	4.750%	11/15/14	$53,648
75,000		Hewlett-Packard Co	4.250	02/24/12	77,545
50,000		Hewlett-Packard Co	2.950	08/15/12	51,382
25,000		Hewlett-Packard Co	4.750	06/02/14	27,184
20,000		Hewlett-Packard Co	3.750	12/01/20	19,214
100,000		Juniper Networks, Inc	3.100	03/15/16	99,861
50,000		L-3 Communications Corp	6.380	10/15/15	51,500
35,000		L-3 Communications Corp	5.200	10/15/19	36,507
100,000		L-3 Communications Corp	4.950	02/15/21	100,584
25,000		Xerox Corp	8.250	05/15/14	29,226
25,000		Xerox Corp	5.630	12/15/19	26,866

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			573,517

TELECOMMUNICATION SERVICES - 2.0%
40,000		America Movil SAB de C.V.	5.000	03/30/20	41,244
100,000		AT&T, Inc	6.150	09/15/34	99,651
125,000		AT&T, Inc	6.300	01/15/38	125,988
92,000	g	AT&T, Inc	5.350	09/01/40	82,409
100,000		BellSouth Corp	6.880	10/15/31	108,779
25,000		BellSouth Corp	6.550	06/15/34	26,167
175,000		Cellco Partnership	3.750	05/20/11	175,739
175,000		Cellco Partnership	8.500	11/15/18	224,841
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	131,110
50,000		France Telecom S.A.	2.130	09/16/15	48,944
110,000	g	Qtel International Finance	4.750	02/16/21	102,575
100,000		Sprint Capital Corp	8.750	03/15/32	106,375
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	53,685
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	27,186
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	218,625
150,000		Telefonica Emisiones SAU	3.990	02/16/16	150,726
135,000		Telefonica Emisiones SAU	5.130	04/27/20	134,319
250,000		Telefonica Emisiones SAU	5.460	02/16/21	253,177
100,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	96,210
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	105,941
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	98,250
95,000		Verizon Communications, Inc	5.250	04/15/13	102,376
40,000		Verizon Communications, Inc	8.750	11/01/18	51,178
25,000		Verizon Communications, Inc	8.950	03/01/39	34,077
100,000		Verizon Communications, Inc	6.000	04/01/41	99,613
100,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	100,341

		TOTAL TELECOMMUNICATION SERVICES			2,799,526

TRANSPORTATION - 1.0%
165,000	g	ASCIANO FINANCE	5.000	04/07/18	164,106
100,000		Boeing Co	6.130	02/15/33	113,121
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	75,953
100,000		CSX Corp	3.700	10/30/20	94,279
250,000		Delta Air Lines, Inc	5.300	04/15/19	251,875
25,000		Embraer Overseas Ltd	6.380	01/15/20	26,875
50,000		Norfolk Southern Corp	5.750	04/01/18	56,053
100,000		Norfolk Southern Corp	5.590	05/17/25	107,149
281,250		Totem Ocean Trailer Express, Inc	4.510	12/18/19	299,309
75,000		Union Pacific Corp	5.130	02/15/14	81,878

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		United Parcel Service, Inc	3.130%	01/15/21	$92,659

		TOTAL TRANSPORTATION			1,363,257

UTILITIES - 2.1%
50,000		AGL Capital Corp	5.250	08/15/19	52,653
75,000		Alliant Energy Corp	4.000	10/15/14	77,975
75,000		Atmos Energy Corp	8.500	03/15/19	93,688
200,000		Carolina Power & Light Co	5.300	01/15/19	218,560
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	56,701
100,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	99,043
100,000	g	Colbun S.A.	6.000	01/21/20	102,501
150,000		Commonwealth Edison Co	4.000	08/01/20	144,843
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,489
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	36,436
150,000		Dominion Resources, Inc	4.450	03/15/21	148,760
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	111,264
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,165
100,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	100,147
50,000		Indiana Michigan Power Co	7.000	03/15/19	58,694
25,000		Integrys Energy Group, Inc	4.170	11/01/20	23,887
100,000	g	Kentucky Utilities Co	3.750	11/15/20	92,322
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	100,761
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	51,244
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	97,336
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	51,560
100,000		Nevada Power Co	6.650	04/01/36	113,038
50,000		Nevada Power Co	5.380	09/15/40	47,981
75,000		Pacific Gas & Electric Co	8.250	10/15/18	95,800
50,000		PacifiCorp	6.000	01/15/39	53,773
75,000		Pepco Holdings, Inc	2.700	10/01/15	73,810
50,000		PG&E Corp	5.750	04/01/14	54,635
50,000		Progress Energy, Inc	7.050	03/15/19	58,970
75,000		Public Service Co of Colorado	3.200	11/15/20	69,714
100,000		Public Service Co of Oklahoma	5.150	12/01/19	105,315
25,000		San Diego Gas & Electric Co	5.350	05/15/40	25,227
50,000		Sempra Energy	6.000	10/15/39	50,908
25,000		Veolia Environnement	5.250	06/03/13	26,792
100,000		Virginia Electric and Power Co	4.750	03/01/13	106,462
50,000		Williams Partners LP	3.800	02/15/15	51,759
75,000		Williams Partners LP	5.250	03/15/20	78,238
75,000		Williams Partners LP	6.300	04/15/40	77,884

		TOTAL UTILITIES			2,851,335

		TOTAL CORPORATE BONDS (Cost $44,392,383)			45,369,485

GOVERNMENT BONDS - 55.3%
AGENCY SECURITIES - 4.6%
		Federal Farm Credit Bank (FFCB)
500,000		FFCB	1.380	06/25/13	504,888
		Federal Home Loan Bank (FHLB)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000		FHLB	1.880%	06/21/13	$1,019,097
		Federal Home Loan Mortgage Corp (FHLMC)
1,000,000		FHLMC	0.750	03/28/13	998,283
200,000		FHLMC	2.500	04/23/14	206,314
1,500,000		FHLMC	5.130	10/18/16	1,685,116
		Federal National Mortgage Association (FNMA)
100,000		FNMA	1.250	08/20/13	100,348
1,000,000		FNMA	3.000	09/16/14	1,046,487
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	487,005
250,000		Private Export Funding Corp	3.050	10/15/14	260,734

		TOTAL AGENCY SECURITIES			6,308,272

FOREIGN GOVERNMENT BONDS - 5.7%
100,000	g	Bahrain Government International Bond	5.500	03/31/20	95,250
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	101,750
200,000		Brazilian Government International Bond	5.880	01/15/19	221,500
100,000		Brazilian Government International Bond	4.880	01/22/21	102,000
25,000		Brazilian Government International Bond	7.130	01/20/37	29,563
100,000		Brazilian Government International Bond	5.630	01/07/41	98,250
150,000		Canada Government International Bond	2.380	09/10/14	153,809
150,000		Chile Government International Bond	3.880	08/05/20	146,063
100,000	g	Croatia Government International Bond	6.630	07/14/20	103,200
100,000		Eksportfinans ASA	5.000	02/14/12	103,867
230,000		Eksportfinans ASA	2.000	09/15/15	224,990
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	202,750
100,000		European Investment Bank	4.880	02/15/36	101,251
250,000		Export Development Canada	2.250	05/28/15	252,762
100,000		Export-Import Bank of Korea	5.880	01/14/15	109,506
100,000		Export-Import Bank of Korea	5.130	06/29/20	100,878
175,000		Federative Republic of Brazil	6.000	01/17/17	196,175
66,000		Hungary Government International Bond	6.380	03/29/21	66,066
70,000		Hungary Government International Bond	7.630	03/29/41	70,070
80,000		Korea Development Bank	3.250	03/09/16	78,458
25,000		Peruvian Government International Bond	7.130	03/30/19	29,500
25,000		Peruvian Government International Bond	7.350	07/21/25	29,713
80,000		Poland Government International Bond	3.880	07/16/15	80,859
30,000		Poland Government International Bond	6.380	07/15/19	33,382
175,000		Province of British Columbia Canada	2.850	06/15/15	179,736
500,000		Province of Manitoba Canada	2.130	04/22/13	510,601
500,000		Province of Nova Scotia Canada	2.380	07/21/15	501,497
300,000		Province of Ontario Canada	4.100	06/16/14	322,103
300,000		Province of Ontario Canada	2.950	02/05/15	310,001
400,000		Province of Ontario Canada	2.700	06/16/15	407,631
1,000,000		Province of Ontario Canada	4.000	10/07/19	1,015,581
500,000		Province of Ontario Canada	4.400	04/14/20	517,551
110,000		Province of Quebec Canada	4.630	05/14/18	118,291
500,000		Province of Quebec Canada	3.500	07/29/20	482,433
100,000		Qatar Government International Bond	5.250	01/20/20	103,800
30,000		Republic of Hungary	6.250	01/29/20	30,525
100,000		Republic of Korea	5.750	04/16/14	108,954
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	101,125
100,000		South Africa Government International Bond	6.880	05/27/19	116,125

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		South Africa Government International Bond	6.250%	03/08/41	$103,062
52,000		United Mexican States	5.880	02/17/14	57,226
50,000		United Mexican States	5.950	03/19/19	55,725
100,000		United Mexican States	5.130	01/15/20	104,600

		TOTAL FOREIGN GOVERNMENT BONDS			7,878,179

MORTGAGE BACKED - 27.6%
		Federal Home Loan Mortgage Corp (FHLMC)
59,252	i	FHLMC	2.510	02/01/36	62,023
204,492	i	FHLMC	5.760	07/01/36	214,440
44,064	i	FHLMC	2.870	09/01/36	46,228
106,747	i	FHLMC	4.990	09/01/36	112,679
34,606	i	FHLMC	5.920	09/01/36	36,560
107,149	i	FHLMC	5.360	03/01/37	112,912
197,055	i	FHLMC	5.900	04/01/37	211,338
55,443	i	FHLMC	5.720	05/01/37	59,376
		Federal Home Loan Mortgage Corp Gold (FGLMC)
220,582		FGLMC	5.000	02/01/19	236,624
37,152		FGLMC	4.500	01/01/20	39,252
144,503		FGLMC	4.500	07/01/20	152,613
37,083		FGLMC	5.000	04/01/23	39,386
126,428		FGLMC	4.000	07/01/24	130,161
48,107		FGLMC	4.500	09/01/24	50,465
18,801		FGLMC	6.000	03/01/33	20,683
203,736		FGLMC	5.000	11/01/33	214,120
351,279		FGLMC	6.000	11/01/33	386,455
87,138		FGLMC	5.000	05/01/34	91,497
57,361		FGLMC	6.000	09/01/34	62,944
16,349		FGLMC	6.000	04/01/35	17,868
34,599		FGLMC	5.000	02/01/36	36,286
22,296		FGLMC	6.500	05/01/36	25,044
265,383		FGLMC	5.500	04/01/37	283,706
317,482		FGLMC	5.500	05/01/37	339,402
216,303		FGLMC	6.000	08/01/37	236,409
23,377		FGLMC	6.000	08/01/37	25,506
75,095		FGLMC	6.500	09/01/37	84,164
58,537		FGLMC	6.500	11/01/37	65,606
174,694		FGLMC	5.000	04/01/38	183,106
58,248		FGLMC	6.500	05/01/38	65,252
76,741		FGLMC	5.500	01/01/39	81,931
177,433		FGLMC	4.000	06/01/39	174,471
100,674		FGLMC	5.000	07/01/39	105,207
130,211		FGLMC	5.000	01/01/40	136,074
		Federal National Mortgage Association (FNMA)
6,635		FNMA	5.000	06/01/13	7,006
1,502,689		FNMA	4.560	01/01/15	1,601,479
64,434		FNMA	5.500	04/01/18	69,966
57,168		FNMA	5.500	05/01/18	62,078
61,533		FNMA	4.500	03/01/19	65,041
33,493		FNMA	4.500	06/01/19	35,402
185,162		FNMA	5.500	07/01/20	202,337
15,860		FNMA	4.500	11/01/20	16,764

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 126,739		FNMA	4.500%	12/01/20	$133,870
47,682		FNMA	5.000	12/01/20	50,993
46,542		FNMA	4.500	03/01/23	48,890
140,276		FNMA	5.000	04/01/23	149,272
107,114		FNMA	4.500	06/01/23	112,517
117,299		FNMA	5.000	07/01/23	124,712
101,907		FNMA	5.000	07/01/23	108,347
125,563		FNMA	5.500	02/01/24	136,707
342,577		FNMA	4.500	04/01/24	359,750
143,633		FNMA	4.000	05/01/24	147,853
274,632		FNMA	5.500	07/01/24	299,007
9,791		FNMA	5.500	09/01/24	10,660
487,404		FNMA	4.000	02/01/25	501,798
52,754		FNMA	6.500	07/01/32	59,677
67,635		FNMA	5.500	01/01/33	72,873
113,337		FNMA	5.500	07/01/33	122,044
646,713		FNMA	5.500	07/01/33	696,393
252,834		FNMA	5.500	07/01/33	272,257
308,083		FNMA	6.000	10/01/33	339,031
167,015		FNMA	5.000	11/01/33	176,055
593,246		FNMA	5.500	11/01/33	638,819
368,958		FNMA	5.000	03/01/34	388,928
648,984		FNMA	5.000	03/01/34	684,111
95,648		FNMA	5.500	04/01/34	103,010
54,662		FNMA	5.000	08/01/34	57,641
1,387,199		FNMA	5.000	09/01/34	1,460,766
65,483		FNMA	5.000	11/01/34	69,027
43,001		FNMA	6.500	02/01/35	48,966
167,421		FNMA	5.500	04/01/35	180,073
19,220		FNMA	7.500	06/01/35	22,301
38,278		FNMA	5.500	07/01/35	41,195
17,894		FNMA	7.500	07/01/35	20,763
63,011		FNMA	4.500	08/01/35	64,647
89,488		FNMA	5.000	08/01/35	94,177
225,458		FNMA	5.500	09/01/35	242,778
87,436		FNMA	5.500	10/01/35	93,962
97,237		FNMA	5.000	02/01/36	102,333
314,461		FNMA	6.000	04/01/36	343,494
185,189		FNMA	6.000	06/01/36	202,707
102,966	i	FNMA	5.970	07/01/36	108,296
55,152		FNMA	6.500	09/01/36	62,010
72,491		FNMA	6.000	12/01/36	79,184
49,141		FNMA	5.000	02/01/37	51,502
251,205		FNMA	5.500	02/01/37	269,404
48,712		FNMA	7.000	02/01/37	55,752
145,638		FNMA	5.500	03/01/37	156,098
109,682		FNMA	7.000	04/01/37	125,533
49,655		FNMA	5.500	06/01/37	53,221
28,217		FNMA	6.500	08/01/37	31,981
59,590		FNMA	6.000	11/01/37	64,924
24,168		FNMA	7.000	11/01/37	27,661
99,670		FNMA	5.500	01/01/38	106,828

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 14,081	FNMA	6.500%	01/01/38	$15,802
800,891	FNMA	5.500	02/01/38	857,409
225,772	FNMA	5.500	02/01/38	241,705
3,650	FNMA	6.500	02/01/38	4,115
6,115	FNMA	6.500	03/01/38	6,861
18,230	FNMA	6.500	03/01/38	20,453
283,159	FNMA	5.000	04/01/38	296,671
246,912	FNMA	5.000	04/01/38	258,695
165,502	FNMA	6.000	04/01/38	180,265
827,958	FNMA	6.000	07/01/38	902,071
803,685	FNMA	6.000	10/01/38	875,625
320,335	FNMA	4.000	01/01/39	315,551
110,594	FNMA	4.500	01/01/39	112,809
73,167	FNMA	5.500	01/01/39	78,330
78,133	FNMA	6.000	01/01/39	85,103
62,401	FNMA	6.000	01/01/39	67,967
128,472	FNMA	4.000	02/01/39	126,534
115,002	FNMA	4.500	02/01/39	117,305
682,715	FNMA	4.500	02/01/39	696,389
63,186	FNMA	5.500	02/01/39	67,645
1,575,579	FNMA	4.500	04/01/39	1,605,657
97,280	FNMA	5.000	04/01/39	101,892
424,205	FNMA	4.500	06/01/39	432,303
710,455	FNMA	4.000	07/01/39	699,844
464,962	FNMA	6.500	07/01/39	521,621
466,508	FNMA	4.000	08/01/39	459,541
479,015	FNMA	4.500	08/01/39	488,159
711,295	FNMA	6.000	09/01/39	774,521
304,646	FNMA	4.500	10/01/39	310,461
321,660	FNMA	4.500	11/01/39	327,801
337,869	FNMA	4.500	11/01/39	344,319
217,471	FNMA	5.000	11/01/39	227,780
472,687	FNMA	5.000	06/01/40	495,983
429,716	FNMA	4.500	07/01/40	437,919
415,299	FNMA	4.500	07/01/40	423,227
468,573	FNMA	5.500	07/01/40	501,640
396,510	FNMA	4.500	11/01/40	404,080
998,451	FNMA	4.000	02/01/41	983,539
	Government National Mortgage Association (GNMA)
33,813	GNMA	5.500	07/15/33	36,860
215,781	GNMA	5.500	07/20/33	235,044
23,736	GNMA	5.000	03/15/34	25,341
183,907	GNMA	5.000	06/15/34	196,981
286,549	GNMA	5.500	02/15/37	310,846
229,681	GNMA	5.000	01/15/38	244,000
89,687	GNMA	5.000	04/15/38	95,278
196,930	GNMA	5.500	05/15/38	213,566
35,063	GNMA	6.000	08/15/38	38,621
35,152	GNMA	6.000	08/20/38	38,414
402,461	GNMA	5.500	07/15/39	436,460
156,325	GNMA	4.500	07/20/39	161,390
54,108	GNMA	5.000	07/20/39	57,498

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 67,754		GNMA	4.000%	08/15/39	$67,895
660,919		GNMA	4.500	03/15/40	683,053
242,882		GNMA	4.500	04/15/40	251,016
187,187		GNMA	5.000	04/15/40	198,857
434,288		GNMA	5.000	04/15/40	461,363
1,031,450		GNMA	4.500	04/20/40	1,064,220
544,995		GNMA	5.000	05/20/40	579,143
483,900		GNMA	4.500	06/15/40	500,105
463,266		GNMA	5.000	06/15/40	492,147
568,545		GNMA	4.000	07/15/40	569,730
195,923		GNMA	6.230	09/15/43	207,537

		TOTAL MORTGAGE BACKED			38,207,616

MUNICIPAL BONDS - 0.7%
150,000		Grant County Public Utility District No 2	5.630	01/01/27	149,991
500,000		Long Island Power Authority	5.850	05/01/41	459,855
150,000		State of California	7.630	03/01/40	164,093
175,000		State of Illinois	6.730	04/01/35	167,872

		TOTAL MUNICIPAL BONDS			941,811

U.S. TREASURY SECURITIES - 16.7%
842,500		United States Treasury Bond	5.250	02/15/29	948,866
1,169,000		United States Treasury Bond	3.880	08/15/40	1,046,073
1,041,740	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	1,090,246
905,913	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	919,147
200,000		United States Treasury Note	1.000	12/31/11	201,109
55,000		United States Treasury Note	0.630	06/30/12	55,142
85,000		United States Treasury Note	0.630	07/31/12	85,193
48,000		United States Treasury Note	1.380	10/15/12	48,589
1,695,000		United States Treasury Note	0.630	01/31/13	1,691,954
30,000		United States Treasury Note	0.750	08/15/13	29,848
1,025,000		United States Treasury Note	0.750	09/15/13	1,018,514
50,000		United States Treasury Note	0.500	10/15/13	49,316
635,000		United States Treasury Note	2.000	11/30/13	649,734
370,000		United States Treasury Note	1.250	03/15/14	369,885
4,377,000		United States Treasury Note	1.880	04/30/14	4,452,574
1,613,000		United States Treasury Note	2.250	05/31/14	1,658,240
799,000		United States Treasury Note	2.380	08/31/14	822,471
1,180,000		United States Treasury Note	2.380	10/31/14	1,212,911
3,072,000		United States Treasury Note	2.130	02/29/16	3,062,400
860,000		United States Treasury Note	2.630	02/29/16	877,468
50,000		United States Treasury Note	2.750	02/28/18	49,621
514,000		United States Treasury Note	2.630	11/15/20	479,626
456,000		United States Treasury Note	3.630	02/15/21	462,484
1,575,000		United States Treasury Note	4.250	11/15/40	1,506,339
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	240,448

		TOTAL U.S. TREASURY SECURITIES			23,028,198

		TOTAL GOVERNMENT BONDS (Cost $74,629,942)			76,364,076

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 8.7%
ASSET BACKED - 2.1%
$ 70,000	g	Ally Master Owner Trust	2.880%	04/15/13	$71,620
		Series - 2010 3 (Class A)
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	51,078
		Series - 2010 3 (Class C)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	199,328
		Series - 2010 5A (Class A)
400,185		Centex Home Equity	5.540	01/25/32	400,123
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	85,997
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	56,628
		Series - 2002 2 (Class MF2)
73,828	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	72,509
		Series - 2006 15 (Class A2)
10,000	g,i	DBUBS MORTGAGE TRUST	5.470	11/10/46	10,101
		Series - 2011 LC1A (Class B)
25,000	g,i	DBUBS MORTGAGE TRUST	5.560	11/10/46	25,031
		Series - 2011 LC1A (Class C)
724,116	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	677,110
		Series - 2007 1A (Class AF3)
30,000		Ford Credit Auto Owner Trust	2.620	10/15/16	29,830
		Series - 2011 A (Class C)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	74,572
		Series - 2011 A (Class D)
60,000	g	Ford Credit Floorplan Master Owner Trust	2.610	02/15/16	60,199
		Series - 2011 1 (Class C)
15,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	16,023
		Series - 2010 3 (Class B)
81,094		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	79,402
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	199,815
		Series - 2006 HLTV (Class A4)
43,619		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	43,673
		Series - 2007 1 (Class A1F)
21,947	i	Morgan Stanley ABS Capital I	0.270	01/25/37	21,324
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	177,395
		Series - 2006 3 (Class AF3)
30,000	i	Residential Asset Securities Corp	0.680	04/25/35	27,039
		Series - 2005 KS3 (Class M3)
108,653		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	106,947
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	79,924
		Series - 2006 HI1 (Class M2)
37,053	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	34,907
		Series - 2006 NC2 (Class A2)
100,000	g	Vornado DP LLC	5.280	09/13/28	98,193
		Series - 2010 VNO (Class C)
139,113	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	114,768
		Series - 2006 N1 (Class N1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 37,015	i	Wells Fargo Home Equity Trust	0.390%	07/25/36	$33,441
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,846,977

OTHER MORTGAGE BACKED - 6.6%
80,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	79,506
		Series - 2005 3 (Class AJ)
70,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	73,676
		Series - 2006 6 (Class A4)
110,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	112,583
		Series - 2006 4 (Class AM)
75,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	79,604
		Series - 2007 2 (Class A4)
54,874		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	49,744
		Series - 2005 AC2 (Class 1A)
544,000	i	Bear Stearns Commercial Mortgage Securities	5.760	09/11/38	528,567
		Series - 2006 PW12 (Class AJ)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	26,364
		Series - 2006 PW14 (Class A4)
45,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	48,902
		Series - 2006 PW11 (Class A4)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	81,690
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	51,169
		Series - 2006 T24 (Class AM)
110,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	115,679
		Series - 2004 T16 (Class A6)
105,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	112,278
		Series - 2007 PW17 (Class A4)
100,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	106,594
		Series - 2007 PW18 (Class A4)
75,000		Chase Mortgage Finance Corp	5.500	10/25/35	74,866
		Series - 2005 S2 (Class A24)
35,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	35,083
		Series - 2007 C9 (Class AM)
30,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	32,551
		Series - 2007 C9 (Class A4)
73,352		Countrywide Alternative Loan Trust	5.500	08/25/16	72,452
		Series - 2004 30CB (Class 1A15)
30,513		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	30,500
		Series - 2005 J3 (Class 1A1)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	98,008
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	51,037
		Series - 2003 C3 (Class B)
55,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	58,945
		Series - 2005 C5 (Class A4)
35,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	35,003
		Series - 2005 C5 (Class AJ)
282,841		Federal Home Loan Mortgage Corp (FHLMC)	4.000	06/15/34	40,772
		Series - 2010 3748 (Class NI)
150,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	157,285

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2004 7 (Class JK)
$ 6,956,796	i	Federal National Mortgage Association (FNMA)	1.090%	11/25/33	$309,252
		Series - 2003 W19 (Class 1IO2)
500,000		Federal National Mortgage Association (FNMA)	4.000	02/25/40	481,029
		Series - 2010 155 (Class PC)
44,087		First Horizon Asset Securities, Inc	5.500	11/25/33	44,285
		Series - 2003 9 (Class 1A4)
77,475	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	79,842
		Series - 2003 AR1 (Class A5)
100,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	109,400
		Series - 2006 GG7 (Class A4)
650,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	674,620
		Series - 2006 GG7 (Class AM)
400,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	423,384
		Series - 2007 GG9 (Class A4)
290,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	306,734
		Series - 2007 GG11 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	75,071
		Series - 2006 GG6 (Class A4)
100,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	102,910
		Series - 2006 GG6 (Class AM)
125,000		GS Mortgage Securities Corp II	5.560	11/10/39	134,443
		Series - 2006 GG8 (Class A4)
100,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	100,554
		Series - 2010 C1 (Class B)
100,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	97,128
		Series - 2010 C2 (Class C)
31,291	i	GSR Mortgage Loan Trust	2.780	01/25/36	30,048
		Series - 2006 AR1 (Class 2A2)
15,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	16,173
		Series - 2009 IWST (Class A2)
15,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	14,964
		Series - 2010 C2 (Class B)
30,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	30,273
		Series - 2010 C2 (Class C)
85,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	87,751
		Series - 2006 LDP8 (Class AM)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	157,047
		Series - 2006 LDP9 (Class A3)
55,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	57,997
		Series - 2007 CB18 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	214,203
		Series - 2007 LD11 (Class A4)
47,014	i	JP Morgan Mortgage Trust	4.300	04/25/35	47,299
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	53,469
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	233,633
		Series - 2007 C1 (Class A4)
115,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	121,178
		Series - 2007 C2 (Class A3)
145,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	145,050

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2007 C1 (Class AM)
$ 75,000	i	LB-UBS Commercial Mortgage Trust	5.860%	07/15/40	$79,826
		Series - 2007 C6 (Class A4)
55,708		MASTR Asset Securitization Trust	5.000	05/25/35	56,206
		Series - 2005 1 (Class 2A5)
200,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	214,999
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	42,585
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	81,414
		Series - 2006 C1 (Class A4)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	80,723
		Series - 2006 1 (Class A4)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	136,428
		Series - 2006 4 (Class A3)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	283,408
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360	03/15/44	88,935
		Series - 2007 IQ13 (Class A4)
40,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	39,657
		Series - 2011 C1 (Class C)
60,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	58,574
		Series - 2011 C1 (Class D)
40,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	40,708
		Series - 2011 C1 (Class B)
30,000	i	Morgan Stanley Capital I	5.540	11/12/49	31,173
		Series - 2007 T25 (Class AM)
35,000		Morgan Stanley Capital I	4.770	07/15/56	35,293
		Series - 0 IQ9 (Class AJ)
75,000	g,i	RBSCF Trust	4.670	04/15/24	76,238
		Series - 2010 MB1 (Class D)
104,881		Residential Accredit Loans, Inc	6.000	06/25/36	69,457
		Series - 2006 QS7 (Class A3)
108,971	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	100,647
		Series - 2005 SA3 (Class 2A1)
23,064	i	Structured Adjustable Rate Mortgage Loan Trust	0.630	03/25/35	22,532
		Series - 2005 6XS (Class A3)
9,902	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	9,874
		Series - 2006 6 (Class 2A1)
215,000	i	Wachovia Bank Commercial Mortgage Trust	5.960	06/15/45	224,689
		Series - 2006 C26 (Class AM)
35,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	35,306
		Series - 2007 C34 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	84,387
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	542,469
		Series - 2006 C29 (Class AM)
220,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	202,046
		Series - 2006 C29 (Class AJ)
50,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	53,541
		Series - 2007 C33 (Class A4)
95,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	100,821

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2007 C33 (Class A5)
$ 51,415	i	Wells Fargo Mortgage Backed Securities Trust	5.410%	03/25/36	$51,772
		Series - 2006 AR1 (Class 2A2)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	51,343
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			9,195,646

		TOTAL STRUCTURED ASSETS (Cost $12,296,599)			12,042,623

		TOTAL BONDS (Cost $131,318,924)			133,776,184

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517		Federal Home Loan Mortgage Corp	8.380	12/30/49	9,379
17,265		Federal National Mortgage Association	8.250	12/30/49	29,350

		TOTAL BANKS			38,729

		TOTAL PREFERRED STOCKS (Cost $569,550)			38,729

		TOTAL INVESTMENTS - 96.7% (Cost $131,888,474)			133,814,913
		OTHER ASSETS & LIABILITIES, NET - 3.3%			4,578,677

		NET ASSETS - 100.0%			$138,393,590

Abbreviation(s):

ABS Asset-Backed Security

REIT Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2011 the value of these securities amounted to 12,367,847 or 8.94% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%
BANKERS’ ACCEPTANCES - 2.7%
$ 170,000	JPMorgan Chase Bank NA	0.270%	04/04/11	$169,996
145,000	JPMorgan Chase Bank NA	0.270	04/06/11	144,995
221,000	JPMorgan Chase Bank NA	0.280	04/15/11	220,976
135,000	JPMorgan Chase Bank NA	0.280	04/21/11	134,979
167,000	JPMorgan Chase Bank NA	0.270	05/02/11	166,961
143,000	JPMorgan Chase Bank NA	0.230	05/18/11	142,957
124,000	JPMorgan Chase Bank NA	0.220	06/10/11	123,947
135,000	JPMorgan Chase Bank NA	0.250	06/15/11	134,930
227,000	JPMorgan Chase Bank NA	0.250	06/16/11	226,879
123,000	JPMorgan Chase Bank NA	0.275	06/20/11	122,925
104,000	JPMorgan Chase Bank NA	0.280	07/20/11	103,911
112,000	JPMorgan Chase Bank NA	0.300	08/08/11	111,880

	TOTAL BANKERS’ ACCEPTANCES			1,805,336

CERTIFICATE OF DEPOSIT - 6.9%
755,000	Bank of Nova Scotia	0.260	04/26/11	755,000
610,000	Bank of Nova Scotia	0.270	05/03/11	610,000
280,000	Bank of Nova Scotia	0.260	06/21/11	280,000
490,000	Barclays Bank plc	0.450	05/23/11	490,000
780,000	BNP Paribas	0.330	05/13/11	780,000
500,000	Canadian Imperial Bank of Commerce	0.270	05/10/11	500,000
645,000	Toronto-Dominion Bank	0.210	04/28/11	645,000
500,000	Toronto-Dominion Bank	0.270	07/07/11	500,000

	TOTAL CERTIFICATE OF DEPOSIT			4,560,000

COMMERCIAL PAPER - 41.3%
1,000,000	Abbott Laboratories	0.170	05/23/11	999,754
500,000	American Honda Finance Corp	0.180	04/12/11	499,972
420,000	American Honda Finance Corp	0.230	04/20/11	419,949
274,000	American Honda Finance Corp	0.270	04/21/11	273,959
290,000	Australia & New Zealand Banking Group Ltd	0.305	09/07/11	289,609
500,000	BNP Paribas Finance, Inc	0.190	04/05/11	499,989
555,000	BNP Paribas Finance, Inc	0.300	04/29/11	554,871
1,000,000	Coca-Cola Co	0.220	04/08/11	999,958
500,000	Coca-Cola Co	0.160	05/19/11	499,893
550,000	Commonwealth Bank of Australia	0.260	04/28/11	549,893
400,000	Commonwealth Bank of Australia	0.275	05/02/11	399,905
400,000	Commonwealth Bank of Australia	0.260	06/08/11	399,804
500,000	Credit Agricole North America, Inc	0.245	04/27/11	499,911
500,000	Credit Agricole North America, Inc	0.265	05/27/11	499,794
500,000	Fairway Finance LLC	0.230	04/06/11	499,984
655,000	Fairway Finance LLC	0.230-0.280	04/12/11	654,950
427,000	Fairway Finance LLC	0.220	04/20/11	426,950
600,000	General Electric Capital Corp	0.220	06/27/11	599,681

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 600,000	General Electric Capital Corp	0.230%	07/12/11	$599,609
300,000	Johnson & Johnson	0.240	05/03/11	299,936
300,000	Johnson & Johnson	0.210	05/10/11	299,932
540,000	Johnson & Johnson	0.210	05/13/11	539,867
530,000	National Australia Funding(Delaware)	0.185	05/05/11	529,907
670,000	Nestle Capital Corp	0.240	04/01/11	670,000
280,000	Nestle Capital Corp	0.200	04/07/11	279,991
340,000	Nestle Capital Corp	0.200	05/09/11	339,928
600,000	Nestle Capital Corp	0.200	07/14/11	599,653
1,000,000	Novartis Finance Corp	0.200	04/14/11	999,930
500,000	Old Line Funding LLC	0.190	04/05/11	499,989
730,000	Old Line Funding LLC	0.270	04/15/11	729,924
500,000	Old Line Funding LLC	0.250	06/14/11	499,743
500,000	Private Export Funding Corp	0.250	05/17/11	499,840
400,000	Private Export Funding Corp	0.250	06/21/11	399,775
500,000	Private Export Funding Corp	0.245	06/29/11	499,697
635,000	Procter & Gamble Co	0.220-0.275	04/04/11	634,987
800,000	Procter & Gamble Co	0.180	04/07/11	799,976
250,000	Procter & Gamble Co	0.210	06/02/11	249,910
500,000	Province of Ontario Canada	0.200	05/25/11	499,850
729,000	Rabobank USA Financial Corp	0.250	05/05/11	728,828
570,000	Rabobank USA Financial Corp	0.290	06/10/11	569,679
175,000	Rabobank USA Financial Corp	0.300	08/03/11	174,819
438,000	Societe Generale North America, Inc	0.200	04/01/11	438,000
455,000	Societe Generale North America, Inc	0.235	05/05/11	454,899
500,000	Straight-A Funding LLC	0.220	04/07/11	499,982
800,000	Straight-A Funding LLC	0.250	05/16/11	799,750
500,000	Straight-A Funding LLC	0.250	05/17/11	499,840
530,000	Toyota Motor Credit Corp	0.280	04/26/11	529,897
425,000	Variable Funding Capital Co LLC	0.240	04/12/11	424,969
380,000	Variable Funding Capital Co LLC	0.270	05/06/11	379,900
500,000	Variable Funding Capital Co LLC	0.230	05/20/11	499,844
800,000	Wal-Mart Stores, Inc	0.200	04/11/11	799,956
345,000	Westpac Banking Corp	0.260	07/05/11	344,763

	TOTAL COMMERCIAL PAPER			27,186,396

GOVERNMENT AGENCY DEBT - 28.2%
217,000	Federal Farm Credit Bank (FFCB)	0.320	12/30/11	216,473
500,000	Federal Home Loan Bank (FHLB)	0.140	04/15/11	499,973
365,000	FHLB	0.120	04/20/11	364,977
500,000	FHLB	0.130-0.180	04/27/11	499,942
820,000	FHLB	0.130-0.220	05/06/11	819,860
500,000	FHLB	0.110	05/13/11	499,936
1,340,000	FHLB	0.115-0.150	05/18/11	1,339,782
195,000	FHLB	0.125	05/24/11	194,964
537,000	FHLB	0.150	05/25/11	536,879
1,000,000	FHLB	0.150	05/27/11	999,767
590,000	FHLB	0.120	06/10/11	589,862
224,000	Federal Home Loan Mortgage Corp (FHLMC)	0.200	04/19/11	223,978
80,000	FHLMC	0.200	04/22/11	79,991
800,000	FHLMC	0.130	04/25/11	799,931
300,000	FHLMC	0.170	05/04/11	299,953
958,000	FHLMC	0.120	05/09/11	957,879
171,000	FHLMC	0.150-0.270	05/10/11	170,963
75,000	FHLMC	0.130	05/16/11	74,988
700,000	FHLMC	0.130-0.250	05/25/11	699,792
900,000	FHLMC	0.135	06/06/11	899,777
964,000	FHLMC	0.135-0.140	06/07/11	963,753
400,000	FHLMC	0.140	06/13/11	399,886
300,000	FHLMC	0.210	06/15/11	299,869

TIAA- CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 959,000		FHLMC	0.200%	06/20/11	$958,574
55,000		FHLMC	0.175	09/08/11	54,957
150,000		Federal National Mortgage Association (FNMA)	0.190	04/01/11	150,000
367,000		FNMA	0.170	04/06/11	366,991
500,000		FNMA	0.200-0.450	04/11/11	499,951
220,000		FNMA	0.250	04/18/11	219,974
200,000		FNMA	0.150	04/20/11	199,984
300,000		FNMA	0.140	04/27/11	299,970
240,000		FNMA	0.170	05/04/11	239,963
230,000		FNMA	0.150	05/09/11	229,964
850,000		FNMA	0.115	06/01/11	849,834
100,000		FNMA	0.165	07/05/11	99,956
300,000		FNMA	0.165	07/20/11	299,849
1,000,000		FNMA	0.115	06/08/11	999,783
280,000		Federal National Mortgage Association (FNMA)	0.150	04/13/11	279,986
400,000		Province of Ontario Canada	2.625	01/20/12	406,913

		TOTAL GOVERNMENT AGENCY DEBT			18,589,824

TREASURY DEBT - 13.5%
510,000		United States Treasury Bill	0.145	04/21/11	509,959
962,000		United States Treasury Bill	0.160-0.190	05/12/11	961,804
300,000		United States Treasury Bill	0.168	05/26/11	299,923
500,000		United States Treasury Bill	0.135	06/09/11	499,871
300,000		United States Treasury Bill	0.165	06/16/11	299,896
300,000		United States Treasury Bill	0.185	06/23/11	299,872
702,000		United States Treasury Bill	0.140-0.177	07/14/11	701,650
820,000		United States Treasury Bill	0.153-0.163	08/25/11	819,480
390,000		United States Treasury Bill	0.156	10/20/11	389,659
500,000		United States Treasury Note	0.875	04/30/11	500,251
400,000		United States Treasury Note	0.875	05/31/11	400,428
500,000		United States Treasury Note	1.000	08/31/11	501,501
1,385,000		United States Treasury Note	1.000	10/31/11	1,391,547
1,300,000		United States Treasury Note	0.750	11/30/11	1,304,694

		TOTAL TREASURY DEBT			8,880,535

VARIABLE RATE NOTES - 7.3%
500,000	i	Federal Farm Credit Bank (FFCB)	0.210	06/17/11	500,033
300,000	i	FFCB	0.200	02/13/12	299,985
1,000,000	i	Federal Home Loan Bank (FHLB)	0.260	05/26/11	999,999
500,000	i	FHLB	0.310	06/01/11	500,017
600,000	i	FHLB	0.310	06/15/11	600,125
400,000	i	FHLB	0.210	01/13/12	399,984
1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.120	11/09/11	1,499,320

		TOTAL VARIABLE RATE NOTES			4,799,463

		TOTAL SHORT-TERM INVESTMENTS (Cost $65,821,554)			65,821,554

		TOTAL PORTFOLIO - 99.9% (Cost $65,821,554)			65,821,554
		OTHER ASSETS & LIABILITIES, NET - 0.1%			56,643

		NET ASSETS - 100.0%			$65,878,197

i	Floating or variable rate security. Coupon reflects the rate at period end.

Note 1— organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Funds.

As of March 31, 2011, 100% of the value of investments in the Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of March 31, 2011, 100% of the value of investments in the International Equity Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer Discretionary	$6,910,245	$1,010,110	$—	$7,920,355
Consumer Staples	1,224,075	—	—	1,224,075
Energy*	3,845,993	399,986	—	4,245,979
Financials	1,946,171	—	—	1,946,171
Health Care*	4,203,219	—	—	4,203,219
Industrials	5,765,912	—	—	5,765,912
Information Technology*	12,412,920	190,337	—	12,603,257
Materials	2,742,842	123,649	—	2,866,491
Total	$39,051,377	$1,724,082	$—	$40,775,459
Growth & Income
Consumer Discretionary	$8,428,711	$233,403	$—	$8,662,114
Consumer Staples	7,523,590	706,040	—	8,229,630
Energy*	9,030,015	168,192	—	9,198,207
Financials	11,005,495	—	—	11,005,495
Health Care	9,868,173	539,944	—	10,408,117
Industrials	9,060,831	286,369	—	9,347,200
Information Technology	15,184,836	314,345	—	15,499,181
Materials	2,845,889	199,081	—	3,044,970
Telecommunication Services	2,202,656	—	—	2,202,656
Utilities	543,553	—	—	543,553
Total	$75,693,749	$2,447,374	$—	$78,141,123
Large-Cap Value
Consumer Discretionary	$5,800,011	$204,255	$—	$6,004,266
Consumer Staples	5,613,292	454,845	—	6,068,137
Energy*	7,677,498	287,444	—	7,964,942
Financials	16,128,477	392,842	—	16,521,319
Health Care*	7,707,457	718,102	—	8,425,559
Industrials*	6,695,205	974,427	—	7,669,632
Information Technology*	6,403,068	347,440	—	6,750,508
Materials	2,030,044	53,687	—	2,083,731
Telecommunication Services	3,159,711	—	—	3,159,711
Utilities	3,450,111	—	—	3,450,111
Total	$64,664,874	$3,433,042	$—	$68,097,916
Bond
Corporate Bonds	$—	$45,369,485	$—	$45,369,485
Government Bonds	—	76,364,076	—	76,364,076
Structured Assets	—	12,042,623	—	12,042,623
Preferred Stocks	38,729	—	—	38,729
Total	$38,729	$133,776,184	$—	$133,814,913

*	Includes American Depositary Receipts

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At March 31, 2011, the Funds held the following open futures contracts:

Fund	Futures	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)
Stock Index	Russell 2000 Mini Index	2	$168,340	June 2011	$8,186

	CME E-Mini Standard & Poor’s 500 Index	27	1,783,350	June 2011	39,966
	CME E-Mini Standard & Poor’s 400 Index	1	98,730	June 2011	4,033

Note 4—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At March 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Growth Equity	$34,385,418	$6,565,079	$(175,038)	$6,390,041
Growth & Income	67,998,257	12,009,770	(1,866,904)	10,142,866
International Equity	96,601,262	11,373,336	(1,585,295)	9,788,041
Large-Cap Value	61,874,315	8,953,626	(2,730,025)	6,223,601
Small-Cap Equity	54,708,027	11,324,639	(1,335,435)	9,989,204
Stock Index	160,721,379	54,947,389	(27,611,650)	27,335,739
Social Choice Equity	32,658,846	9,288,898	(4,410,011)	4,878,887
Real Estate Securities	70,470,286	10,739,706	(2,597,359)	8,142,347
Bond	131,888,474	4,300,614	(2,374,175)	1,926,439

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: May 16, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)